UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2014

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2014. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

August 14, 2014

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2014 and held until June 30, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended June 30, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended June 30, 2014” column and the “Expense Ratio as of June 30, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended June 30, 2014” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended June 30, 2014” column and the “Expense Ratio as of June 30, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended June 30, 2014” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2014	Ending Account Value Using Actual Return at June 30, 2014	Expenses Paid During the Six Months Ended June 30, 2014*	Beginning Account Value at January 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2014	Expenses Paid During the Six Months Ended June 30, 2014*	Expense Ratio as of June 30, 2014*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,032.63	$2.92	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$1,031.25	$3.68	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$1,030.67	$4.18	$1,000.00	$1,020.68	$4.16	0.83%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,064.16	$3.79	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,064.28	$4.56	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,063.27	$5.06	$1,000.00	$1,019.89	$4.96	0.99%
Growth and Income Portfolio
Class 1	$1,000.00	$1,066.25	$4.00	$1,000.00	$1,020.93	$3.91	0.78%
Growth Portfolio
Class 1	$1,000.00	$1,060.67	$3.78	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,059.29	$4.54	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,059.06	$5.05	$1,000.00	$1,019.89	$4.96	0.99%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,070.27	$3.80	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,069.52	$4.57	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,068.92	$5.08	$1,000.00	$1,019.89	$4.96	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$1,107.64	$4.23	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,106.73	$5.01	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,106.00	$5.54	$1,000.00	$1,019.54	$5.31	1.06%
Multi-Asset Portfolio#
Class 1	$1,000.00	$1,047.87	$5.59	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,046.67	$6.85	$1,000.00	$1,018.10	$6.76	1.35%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,031.51	$8.21	$1,000.00	$1,016.71	$8.15	1.63%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended June 30, 2014” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended June 30, 2014” and the “Expense Ratios” would have been lower.

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	35.2%
Repurchase Agreements	29.4
Federal National Mtg. Assoc.	20.2
Government National Mtg. Assoc.	9.2
Federal Home Loan Mtg. Corp.	5.8
Diversified Financial Services	4.1
United States Treasury Bonds	4.0
Diversified Banking Institutions	3.5
Municipal Bonds	2.5
Banks-Commercial	2.0
Medical-Drugs	1.1
Oil Companies-Integrated	1.0
Schools	0.9
Sovereign Agency	0.8
Banks-Super Regional	0.7
Transport-Services	0.7
Diversified Manufacturing Operations	0.6
Insurance-Multi-line	0.5
Insurance-Life/Health	0.5
Finance-Commercial	0.4
Multimedia	0.4
Retail-Discount	0.4
Auto-Cars/Light Trucks	0.3
Computers	0.3
Electric-Distribution	0.3
Special Purpose Entities	0.3
Finance-Investment Banker/Broker	0.2
Computer Services	0.2
Computers-Memory Devices	0.2
Machinery-Construction & Mining	0.2
Sovereign	0.2
Airlines	0.2
Oil-Field Services	0.2
Cable/Satellite TV	0.1
Medical Labs & Testing Services	0.1
Brewery	0.1
Electric-Generation	0.1
Medical-HMO	0.1
Cellular Telecom	0.1
E-Commerce/Products	0.1
Insurance-Property/Casualty	0.1
Networking Products	0.1

127.4%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	80.9%
Aa	6.9
A	8.2
Baa	2.5
Not Rated@	1.5

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,018,420
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,996,192
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	267,354	267,596
Bear Stearns Commercial Mtg. Securities Trust Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	3,627,229	3,658,390
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(1)	3,870,000	4,093,748
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/2044(1)	4,519,630	4,699,457
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,030,839
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(1)	4,255,634	4,561,367
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,901,263	3,023,020
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,519,311
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,278,631
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,861,873
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	445,000	434,437
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,248,460	4,389,815

Total Asset Backed Securities (cost $40,566,755)		41,833,096

U.S. CORPORATE BONDS & NOTES — 12.5%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,108,758	2,403,984

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,129,048

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.3%
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	$4,000,000	$4,014,296

Banks-Super Regional — 0.7%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,051,389
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,102,890
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	533,820
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,654,055
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,398,125

		9,740,279

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,571,507

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	680,000	698,665
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	205,447
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	1,080,000	1,142,269

		2,046,381

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	3,000,000	3,078,153

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,017,230
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,835,225
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	227,984

		4,080,439

Computers-Memory Devices — 0.2%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	1,006,607
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	1,008,183

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices (continued)
EMC Corp. Senior Notes 3.38% due 06/01/2023	$1,000,000	$1,011,942

		3,026,732

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,268,185
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,060,943
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,637,941
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,940,724
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,101,890
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,456,363
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	390,255
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	1,490,000	1,490,453
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,144,484
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,587,280
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,442,511
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,252,098
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,232,541
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,838,453

		39,844,121

Diversified Financial Services — 1.0%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,681,228
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,595,795

		13,277,023

Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	2,365,000	2,423,988

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 2.60% due 07/15/2022	$1,105,000	$1,058,656

Finance-Commercial — 0.4%
Private Export Funding Corp. U.S. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,156,346

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,193,105

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,545,000	1,670,670
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,164,008
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,117,048

		6,951,726

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,023,838

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,097,771
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	930,474
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	601,489

		2,629,734

Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 3.63% due 03/15/2024	425,000	435,918

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,722,000	2,023,042

Medical-Drugs — 0.9%
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	996,244
Eli Lilly & Co. Senior Notes 4.65% due 06/15/2044	1,390,000	1,468,079
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,837,066
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	743,715

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	$3,700,000	$3,747,564
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,967,763

		11,760,431

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	389,486
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	792,633

		1,182,119

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,603,950
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,840,900
Walt Disney Co. Senior Notes 4.13% due 06/01/2044	1,055,000	1,038,079

		5,482,929

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	420,000	423,264
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	253,837

		677,101

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,681,345

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	340,000	345,169

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,371,555

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,499,700
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,446,910

		11,946,610

Security Description	Principal Amount	Value (Note 2)
Special Purpose Entity — 0.3%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	$2,714,450	$3,483,536

Transport-Services — 0.7%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,598,152	3,052,828
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,528,915

		9,581,743

Total U.S. Corporate Bonds & Notes (cost $156,988,362)		168,620,854

FOREIGN CORPORATE BONDS & NOTES — 4.2%
Banks-Commercial — 1.7%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,557,008
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,013,644
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,488,232
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,637,451
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,665,352
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,569,573
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,427,530

		23,358,790

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	624,840
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	500,581

		1,125,421

Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	2,500,000	2,548,677
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,234,118
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	299,824
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,043,958

		7,126,577

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	$4,725,000	$5,236,812

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,526,727

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,225,412

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,589,222

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	426,665
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,233,289
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,920,323
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,050,000	2,107,603
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	765,000	800,048
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,047,313

		10,535,241

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,183,855

Total Foreign Corporate Bonds & Notes (cost $53,383,970)		56,908,057

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	3,972,963

Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,622,668

Total Foreign Government Obligations (cost $5,617,125)		6,595,631

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 2.5%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	$4,090,000	$4,758,592
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,232,776
Curators of the University of Missouri System Facilities Revenue Bonds 5.96 due 11/01/2039	2,170,000	2,717,621
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,576,120
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,740,507
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,071,292
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,135,499
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,375,538
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,027,550
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,568,192
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,237,262
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,769,207

Total Municipal Bonds & Notes (cost $27,717,029)		33,210,156

U.S. GOVERNMENT AGENCIES — 36.0%
Federal Home Loan Mtg. Corp. — 5.8%
2.50% due July TBA	8,400,000	8,526,000
3.00% due July TBA	24,900,000	24,908,990
3.50% due July TBA	20,200,000	20,850,819
4.00% due 09/01/2026	1,795,013	1,921,505
4.00% due 12/01/2040	11,061,899	11,734,722
4.00% due July TBA	4,675,000	4,952,578
4.50% due July TBA	2,900,000	3,138,620
5.50% due July TBA	2,000,000	2,231,913
6.00% due 12/01/2039	326,127	366,460
7.50% due 05/01/2027	2,325	2,718

		78,634,325

Federal National Mtg. Assoc. — 20.2%
2.00% due July TBA	2,900,000	2,863,863
2.50% due July TBA	14,250,000	14,352,819

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 05/01/2027	$1,235,279	$1,284,740
3.00% due 06/01/2027	680,800	708,060
3.00% due 08/01/2027	474,453	493,450
3.00% due July TBA	39,475,000	39,525,931
3.50% due July TBA	10,600,000	11,075,907
4.00% due 09/01/2026	12,386,661	13,237,054
4.00% due July TBA	17,250,000	18,304,782
4.50% due 11/01/2026	1,941,700	2,062,641
4.50% due 01/01/2027	2,674,555	2,865,082
4.50% due July TBA	110,125,000	119,261,961
5.00% due July TBA	24,000,000	26,651,251
5.50% due 03/01/2038	2,177,367	2,436,009
5.50% due 06/01/2038	84,847	94,926
5.50% due 08/01/2038	98,982	110,739
5.50% due 09/01/2039	71,860	80,691
5.50% due 05/01/2040	18,551	20,798
5.50% due 06/01/2040	23,066	25,945
5.50% due July TBA	13,700,000	15,338,038
6.50% due 02/01/2038	199,869	225,361
6.50% due 10/01/2039	245,375	276,671

		271,296,719

Government National Mtg. Assoc. — 9.2%
3.00% due July TBA	20,750,000	20,944,531
3.50% due July TBA	16,700,000	17,395,400
4.00% due 02/15/2041	1,768,568	1,892,425
4.00% due 09/15/2041	1,469,624	1,572,335
4.00% due 02/15/2042	185,747	198,729
4.00% due 08/15/2042	170,321	182,744
4.00% due July TBA	22,375,000	23,923,620
4.50% due 05/15/2040	1,957,434	2,137,742
4.50% due 06/15/2040	2,948,808	3,223,478
4.50% due 07/15/2040	4,121,282	4,530,150
4.50% due 05/15/2042	414,834	453,425
4.50% due July TBA	9,300,000	10,154,799
5.00% due 07/15/2033	2,597,945	2,882,895
5.00% due 10/15/2033	116,884	129,441
5.00% due 11/15/2033	17,892	19,856
5.00% due 12/15/2033	50,939	56,296
5.00% due 01/15/2034	264,346	293,147
5.00% due 02/15/2034	118,413	130,407
5.00% due 03/15/2034	10,854	11,939
5.00% due 05/15/2034	17,622	19,674
5.00% due 06/15/2035	16,390	18,185
5.00% due 09/15/2035	169,985	189,565
5.00% due 11/15/2035	74,969	82,498
5.00% due 12/15/2035	40,545	44,829
5.00% due 02/15/2036	32,332	35,795
5.00% due 03/15/2036	22,005	24,302
5.00% due 09/15/2036	7,356	8,142
5.00% due 05/15/2038	16,673	18,328
5.00% due 07/15/2038	470,809	517,538
5.00% due 08/15/2038	84,835	93,255
5.00% due 11/15/2038	228,233	251,133
5.00% due 12/15/2038	814,200	895,892
5.00% due 06/15/2039	1,092,509	1,201,069
5.00% due 08/15/2039	311,393	342,811
5.00% due 07/15/2040	210,484	231,488
5.00% due 04/15/2041	703,548	773,920
5.50% due 10/15/2032	3,430	3,848
5.50% due 11/15/2032	3,969	4,436
5.50% due 02/15/2033	167,126	187,245

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 05/15/2033	$120,253	$135,816
5.50% due 06/15/2033	145,912	163,860
5.50% due 07/15/2033	26,025	29,393
5.50% due 08/15/2033	19,044	21,346
5.50% due 09/15/2033	9,841	11,071
5.50% due 11/15/2033	295,510	331,611
5.50% due 01/15/2034	367,235	413,272
5.50% due 02/15/2034	92,844	104,482
5.50% due 03/15/2034	1,561,919	1,758,171
5.50% due 04/15/2034	42,183	47,543
5.50% due 05/15/2034	79,397	89,875
5.50% due 06/15/2034	35,186	39,697
5.50% due 07/15/2034	51,254	57,798
5.50% due 08/15/2034	36,308	40,613
5.50% due 09/15/2034	537,388	600,655
5.50% due 10/15/2034	379,246	427,668
5.50% due 04/15/2036	51,085	57,081
6.00% due 03/15/2028	8,894	10,003
6.00% due 06/15/2028	16,827	18,931
6.00% due 08/15/2028	54,988	62,967
6.00% due 09/15/2028	38,813	43,659
6.00% due 10/15/2028	13,684	15,386
6.00% due 11/15/2028	3,550	3,990
6.00% due 12/15/2028	85,467	96,635
6.00% due 03/15/2029	403	453
6.00% due 04/15/2029	3,354	3,792
6.00% due 01/15/2032	16,403	18,962
6.00% due 02/15/2032	279	314
6.00% due 07/15/2032	12,602	14,354
6.00% due 09/15/2032	15,297	17,208
6.00% due 10/15/2032	304,023	348,236
6.00% due 11/15/2032	28,187	31,731
6.00% due 01/15/2033	4,156	4,701
6.00% due 02/15/2033	34,941	39,795
6.00% due 03/15/2033	49,223	56,896
6.00% due 04/15/2033	99,420	112,447
6.00% due 05/15/2033	131,844	148,511
6.00% due 12/15/2033	42,053	48,609
6.00% due 08/15/2034	8,509	9,827
6.00% due 09/15/2034	112,903	128,530
6.00% due 10/15/2034	99,725	115,237
6.00% due 05/15/2036	47,546	54,717
6.00% due 06/15/2036	415,462	479,094
6.00% due 07/15/2036	5,048,271	5,806,966
6.00% due 08/15/2036	189,603	218,643
6.00% due 12/15/2036	391,694	447,181
6.00% due 02/15/2037	120,042	138,069
6.00% due 08/15/2037	141,262	158,824
6.00% due 01/15/2038	620,722	708,173
6.00% due 03/15/2038	278,549	313,125
6.00% due 07/15/2038	263,758	296,498
6.00% due 08/15/2038	693,152	779,401
6.00% due 09/15/2038	1,367,675	1,539,745
6.00% due 10/15/2038	1,735,407	1,958,661
6.00% due 11/15/2038	1,115,420	1,253,875
6.00% due 12/15/2038	534,884	601,279
6.00% due 01/15/2039	430,159	486,114
6.00% due 02/15/2039	277,625	312,120
6.00% due 04/15/2039	288,407	325,583
6.00% due 12/15/2039	362,892	407,979
6.00% due 03/15/2040	343,566	386,733
6.00% due 04/15/2040	154,451	173,689
6.00% due 06/15/2041	506,524	569,606

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2041	$342,905	$385,469
6.00% due July TBA	500,000	561,875
6.50% due 05/15/2023	7,005	7,975
6.50% due 06/15/2023	6,834	7,768
6.50% due 07/15/2023	44,475	50,648
6.50% due 08/15/2023	2,448	2,787
6.50% due 10/15/2023	23,199	26,390
6.50% due 11/15/2023	29,063	33,070
6.50% due 12/15/2023	88,695	100,772
6.50% due 03/15/2026	9,510	10,841
6.50% due 02/15/2027	2,613	3,013
6.50% due 12/15/2027	2,854	3,253
6.50% due 01/15/2028	24,608	28,039
6.50% due 02/15/2028	12,267	13,984
6.50% due 03/15/2028	49,427	56,517
6.50% due 04/15/2028	23,577	26,887
6.50% due 05/15/2028	65,031	74,038
6.50% due 06/15/2028	131,982	150,400
6.50% due 07/15/2028	120,642	137,261
6.50% due 08/15/2028	62,146	71,245
6.50% due 09/15/2028	100,886	114,848
6.50% due 10/15/2028	124,679	142,044
6.50% due 11/15/2028	95,820	109,631
6.50% due 12/15/2028	102,751	117,444
6.50% due 01/15/2029	2,131	2,431
6.50% due 02/15/2029	19,122	21,773
6.50% due 03/15/2029	28,325	32,271
6.50% due 04/15/2029	19,176	21,821
6.50% due 05/15/2029	67,049	76,367
6.50% due 06/15/2029	26,468	30,183
6.50% due 03/15/2031	5,847	6,653
6.50% due 04/15/2031	1,325	1,505
6.50% due 05/15/2031	119,768	136,501
6.50% due 06/15/2031	66,924	76,219
6.50% due 07/15/2031	182,511	207,627
6.50% due 08/15/2031	34,720	39,549
6.50% due 09/15/2031	119,369	135,890
6.50% due 10/15/2031	105,694	121,212
6.50% due 11/15/2031	46,070	52,415
6.50% due 01/15/2032	223,486	254,063
6.50% due 02/15/2032	77,648	88,281
6.50% due 03/15/2032	1,877	2,141
6.50% due 04/15/2032	47,440	54,134
6.50% due 05/15/2032	190,916	217,781
7.00% due 11/15/2031	53,342	61,767
7.00% due 03/15/2032	32,203	37,624
7.00% due 01/15/2033	43,359	51,093
7.00% due 05/15/2033	117,528	138,784
7.00% due 07/15/2033	91,360	107,315
7.00% due 11/15/2033	117,055	138,743
8.00% due 10/15/2029	444	446
8.00% due 11/15/2029	8,844	9,179
8.00% due 12/15/2029	7,205	7,554
8.00% due 01/15/2030	19,669	21,228
8.00% due 03/15/2030	138	139
8.00% due 04/15/2030	34,550	35,820
8.00% due 06/15/2030	1,714	1,784
8.00% due 08/15/2030	7,892	8,576
8.00% due 09/15/2030	24,095	25,061
8.00% due 11/15/2030	3,849	4,455
8.00% due 12/15/2030	4,933	5,389
8.00% due 02/15/2031	40,949	45,238

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
8.00% due 03/15/2031	$12,562	$12,804
10.00% due 04/20/2016	1,317	1,332
10.00% due 05/20/2016	1,246	1,291
10.00% due 08/20/2016	754	802
10.00% due 01/20/2017	2,010	2,100
10.00% due 02/20/2017	1,832	1,841
10.00% due 03/20/2017	2,294	2,346
13.50% due 09/20/2014	20	20
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)	121,830	138,256
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	550,299	633,145
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	203,120	235,957

		123,719,618

Sovereign Agency — 0.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,190,970
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,794,797

		9,985,767

Total U.S. Government Agencies (cost $474,606,451)		483,636,429

U.S. GOVERNMENT TREASURIES — 39.2%
United States Treasury Bonds — 4.0%
2.88% due 05/15/2043	45,130,000	41,237,538
3.63% due 02/15/2044	12,200,000	12,874,806

		54,112,344

United States Treasury Notes — 35.2%
0.25% due 09/30/2015	62,500,000	62,565,937
0.25% due 11/30/2015	73,000,000	73,031,390
0.38% due 06/30/2015	17,500,000	17,541,020
0.63% due 05/31/2017	16,000,000	15,893,744
0.63% due 08/31/2017	4,000,000	3,956,248
0.75% due 03/31/2018	2,800,000	2,751,000
1.00% due 03/31/2017	20,000,000	20,118,760
1.00% due 05/31/2018	9,800,000	9,693,582
1.25% due 10/31/2015	21,000,000	21,295,302
1.25% due 11/30/2018	6,800,000	6,738,378
1.38% due 07/31/2018	18,200,000	18,222,750
1.38% due 09/30/2018	23,200,000	23,171,000
1.50% due 05/31/2019	50,000,000	49,750,000
1.75% due 05/31/2016	20,000,000	20,506,240
2.13% due 12/31/2015	60,500,000	62,187,406
2.75% due 02/15/2024	59,525,000	60,878,241
3.13% due 04/30/2017	4,500,000	4,791,096

		473,092,094

Total U.S. Government Treasuries (cost $521,023,926)		527,204,438

Total Long-Term Investment Securities (cost $1,279,903,618)		1,318,008,661

REPURCHASE AGREEMENTS — 29.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	88,565,000	88,565,000
Barclays Capital PLC Joint Repurchase Agreement(3)	85,695,000	85,695,000

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(3)	$57,130,000	$57,130,000
Deutsche Bank AG Joint Repurchase Agreement(3)	78,840,000	78,840,000
UBS Securities LLC Joint Repurchase Agreement(3)	85,560,000	85,560,000

Total Repurchase Agreements (cost $395,790,000)		395,790,000

TOTAL INVESTMENTS (cost $1,675,693,618) (4)	127.4%	1,713,798,661
Liabilities in excess of other assets	(27.4)	(368,714,083)

NET ASSETS	100.0%	$1,345,084,578

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $48,932,038 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at June 30, 2014 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$41,833,096	$—	$41,833,096
U.S. Corporate Bonds & Notes	—	168,620,854	—	168,620,854
Foreign Corporate Bonds & Notes	—	56,908,057	—	56,908,057
Foreign Government Obligations	—	6,595,631	—	6,595,631
Municipal Bonds & Notes	—	33,210,156	—	33,210,156
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	78,634,325	—	78,634,325
Federal National Mtg. Assoc.	—	271,296,719	—	271,296,719
Government National Mtg. Assoc.	—	123,719,618	—	123,719,618
Sovereign Agency	—	9,985,767	—	9,985,767
U.S. Government Treasuries:
United States Treasury Bonds	—	54,112,344	—	54,112,344
United States Treasury Notes	—	473,092,094	—	473,092,094
Repurchase Agreements	—	395,790,000	—	395,790,000

Total	$—	$1,713,798,661	$—	$1,713,798,661

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See	Notes to Financial Statements

12

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	4.6%
Federal National Mtg. Assoc.	4.3
Diversified Financial Services	4.1
Medical-Drugs	4.0
Exchange-Traded Funds	3.6
Oil Companies-Integrated	3.1
Government National Mtg. Assoc.	2.9
Oil Companies-Exploration & Production	2.9
Federal Home Loan Mtg. Corp.	2.8
Electric-Integrated	2.4
Banks-Super Regional	2.4
Diversified Banking Institutions	2.4
Repurchase Agreement	2.2
Insurance-Property/Casualty	1.9
Banks-Commercial	1.8
Insurance-Multi-line	1.6
Pipelines	1.5
Diversified Manufacturing Operations	1.3
Chemicals-Diversified	1.3
Computers	1.3
Auto/Truck Parts & Equipment-Original	1.1
Aerospace/Defense	1.0
Toys	1.0
Electronic Components-Semiconductors	1.0
Medical Products	1.0
Machinery-Farming	1.0
Oil Refining & Marketing	0.9
Investment Management/Advisor Services	0.9
Food-Retail	0.9
Food-Misc./Diversified	0.8
Beverages-Non-alcoholic	0.8
Medical-Biomedical/Gene	0.8
Computer Services	0.7
Gas-Distribution	0.7
Applications Software	0.7
Semiconductor Components-Integrated Circuits	0.7
Transport-Services	0.7
Telecom Services	0.7
Telephone-Integrated	0.6
Multimedia	0.6
Chemicals-Specialty	0.6
Finance-Investment Banker/Broker	0.6
Consumer Products-Misc.	0.6
Transport-Rail	0.6
Diversified Minerals	0.6
Cruise Lines	0.6
Medical-Hospitals	0.5
Insurance-Reinsurance	0.5
Medical Instruments	0.5
Retail-Restaurants	0.5
Distribution/Wholesale	0.5
Semiconductor Equipment	0.5
Auto-Heavy Duty Trucks	0.5
Oil & Gas Drilling	0.5
Finance-Auto Loans	0.5
Electronic Components-Misc.	0.5
Enterprise Software/Service	0.5
Medical-Generic Drugs	0.5
Auto-Cars/Light Trucks	0.4
Oil-Field Services	0.4
United States Treasury Notes	0.4

Steel-Producers	0.4%
Transport-Marine	0.4
Computers-Memory Devices	0.4
Retail-Discount	0.4
Rental Auto/Equipment	0.4
Apparel Manufacturers	0.4
Non-Hazardous Waste Disposal	0.4
Data Processing/Management	0.4
Finance-Credit Card	0.4
Human Resources	0.4
Retail-Jewelry	0.4
Instruments-Scientific	0.4
Independent Power Producers	0.4
Web Portals/ISP	0.3
Gambling (Non-Hotel)	0.3
Telecommunication Equipment	0.3
E-Commerce/Products	0.3
Electric-Transmission	0.3
Investment Companies	0.3
Medical-Wholesale Drug Distribution	0.3
Finance-Other Services	0.3
Athletic Footwear	0.3
Electronic Forms	0.3
Brewery	0.3
Cable/Satellite TV	0.3
Insurance Brokers	0.3
Private Equity	0.3
Advertising Services	0.3
Savings & Loans/Thrifts	0.3
Retail-Major Department Stores	0.3
SupraNational Banks	0.3
Coatings/Paint	0.3
Alternative Waste Technology	0.2
Non-Ferrous Metals	0.2
Trucking/Leasing	0.2
Airlines	0.2
Telecom Equipment-Fiber Optics	0.2
Security Services	0.2
Machine Tools & Related Products	0.2
Casino Hotels	0.2
Tobacco	0.2
Medical Labs & Testing Services	0.2
Rubber-Tires	0.2
Insurance-Life/Health	0.2
Physical Therapy/Rehabilitation Centers	0.2
Containers-Paper/Plastic	0.2
Agricultural Chemicals	0.2
Tools-Hand Held	0.2
United States Treasury Bonds	0.2
Engineering/R&D Services	0.2
Cosmetics & Toiletries	0.2
Machinery-General Industrial	0.2
Retail-Drug Store	0.2
Office Furnishings-Original	0.2
Satellite Telecom	0.2
Instruments-Controls	0.2
Auction Houses/Art Dealers	0.2
Networking Products	0.1
Transport-Equipment & Leasing	0.1
Cellular Telecom	0.1
Metal Processors & Fabrication	0.1

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited) — (continued)

Retail-Building Products	0.1%
Retail-Automobile	0.1
E-Commerce/Services	0.1
Property Trust	0.1
Electronic Measurement Instruments	0.1
Electric-Generation	0.1
Dialysis Centers	0.1
Steel-Specialty	0.1
Special Purpose Entity	0.1
Casino Services	0.1
Finance-Commercial	0.1
Television	0.1
Sovereign Agency	0.1
Beverages-Wine/Spirits	0.1
Industrial Gases	0.1
Miscellaneous Manufacturing	0.1
Electric Products-Misc.	0.1
Metal-Copper	0.1
Computers-Integrated Systems	0.1
Medical Information Systems	0.1
Banks-Fiduciary	0.1
Computer Aided Design	0.1
Home Decoration Products	0.1
Pharmacy Services	0.1
Power Converter/Supply Equipment	0.1
Oil Field Machinery & Equipment	0.1
Building Products-Doors & Windows	0.1
Retail-Apparel/Shoe	0.1
Motorcycle/Motor Scooter	0.1
Machinery-Construction & Mining	0.1
Coal	0.1
Medical Sterilization Products	0.1
Veterinary Diagnostics	0.1
Building-Heavy Construction	0.1

99.5%

*	Calculated as a percentage of net assets

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.7%
Advertising Services — 0.3%
Aimia, Inc.	35,200	$616,000

Aerospace/Defense — 0.9%
Boeing Co.	4,758	605,360
Lockheed Martin Corp.	3,694	593,737
Northrop Grumman Corp.	1,864	222,990
Raytheon Co.	5,740	529,515
Teledyne Technologies, Inc.†	2,200	213,774

		2,165,376

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	31	1,750
GenCorp, Inc.†	91	1,738
HEICO Corp.	102	5,298
United Technologies Corp.	189	21,820

		30,606

Agricultural Chemicals — 0.2%
Incitec Pivot, Ltd. ADR	144,708	395,053
Monsanto Co.	123	15,343
Rentech, Inc.†	727	1,883

		412,279

Agricultural Operations — 0.0%
Tejon Ranch Co.†	43	1,384

Airlines — 0.2%
Alaska Air Group, Inc.	4,516	429,246
Allegiant Travel Co.	20	2,355
Cathay Pacific Airways, Ltd. ADR	7,768	72,320
Delta Air Lines, Inc.	162	6,273
Spirit Airlines, Inc.†	85	5,375
United Continental Holdings, Inc.†	125	5,134

		520,703

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	101	2,255
Darling Ingredients, Inc.†	2,393	50,014

		52,269

Apparel Manufacturers — 0.4%
G-III Apparel Group, Ltd.†	20	1,633
Michael Kors Holdings, Ltd.†	64	5,674
Oxford Industries, Inc.	21	1,400
Quiksilver, Inc.†	187	670
Ralph Lauren Corp.	1,460	234,607
VF Corp.	10,139	638,757

		882,741

Appliances — 0.0%
iRobot Corp.†	50	2,048

Applications Software — 0.7%
Actuate Corp.†	8,754	41,757
Callidus Software, Inc.†	89	1,063
Citrix Systems, Inc.†	88	5,504
Dealertrack Technologies, Inc.†	58	2,630
Demandware, Inc.†	29	2,012
Imperva, Inc.†	34	890
Infoblox, Inc.†	82	1,078
Intuit, Inc.	102	8,214
Microsoft Corp.	36,574	1,525,136
PDF Solutions, Inc.†	61	1,294
PTC, Inc.†	165	6,402

Security Description	Shares	Value (Note 2)

Applications Software (continued)
RealPage, Inc.†	80	$1,798
Red Hat, Inc.†	83	4,587
salesforce.com, Inc.†	162	9,409
Tangoe, Inc.†	67	1,009
Verint Systems, Inc.†	75	3,679

		1,616,462

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,008	698,570

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	14,000	345,100
Sotheby’s	96	4,031

		349,131

Audio/Video Products — 0.0%
DTS, Inc.†	74	1,362
TiVo, Inc.†	124	1,601

		2,963

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	44	2,340

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	383	6,603
Nissan Motor Co., Ltd. ADR	28,530	541,072
Tesla Motors, Inc.†	22	5,281

		552,956

Auto-Heavy Duty Trucks — 0.5%
New Flyer Industries, Inc.	20,954	241,735
PACCAR, Inc.	14,254	895,579

		1,137,314

Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	85	1,606
Autoliv, Inc.	8,575	913,923
BorgWarner, Inc.	129	8,409
Delphi Automotive PLC	124	8,524
Gentherm, Inc.†	66	2,934
Johnson Controls, Inc.	19,642	980,725
Tenneco, Inc.†	87	5,716
Titan International, Inc.	86	1,447

		1,923,284

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	36	1,775
Douglas Dynamics, Inc.	111	1,956

		3,731

B2B/E-Commerce — 0.0%
SPS Commerce, Inc.†	32	2,022

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. ADR	3,917	123,190
Bank of Nova Scotia	7,494	499,100
Bank of the Ozarks, Inc.	60	2,007
Cass Information Systems, Inc.	28	1,385
City Holding Co.	2,140	96,557
City National Corp.	2,685	203,416
Community Trust Bancorp, Inc.	3,895	133,287
Cullen/Frost Bankers, Inc.	4,885	387,967
East West Bancorp, Inc.	6,315	220,962

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks-Commercial (continued)
First Financial Bancorp	6,017	$103,553
First Financial Bankshares, Inc.	58	1,819
FirstMerit Corp.	12,004	237,079
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	13,506	179,360
M&T Bank Corp.	3,481	431,818
PacWest Bancorp	5,389	232,643
SVB Financial Group†	2,300	268,226
Umpqua Holdings Corp.	12,409	222,369
Washington Trust Bancorp, Inc.	5,182	190,542

		3,535,280

Banks-Fiduciary — 0.1%
State Street Corp.	3,100	208,506

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	12,930	1,151,416
US Bancorp	27,101	1,174,015
Wells Fargo & Co.	33,403	1,755,662

		4,081,093

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	800	97,624

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	17,258	731,049
Coca-Cola Enterprises, Inc.	129	6,164
Coca-Cola HBC AG ADR	1,517	34,512
Dr Pepper Snapple Group, Inc.	2,400	140,592
PepsiCo, Inc.	2,134	190,651

		1,102,968

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,543	239,474
Constellation Brands, Inc., Class A†	63	5,552

		245,026

Brewery — 0.2%
AMBEV SA ADR	63,060	443,943
Boston Beer Co., Inc., Class A†	12	2,682

		446,625

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	85	6,314
Nexstar Broadcasting Group, Inc., Class A	49	2,529

		8,843

Building & Construction Products-Misc. — 0.0%
Drew Industries, Inc.	43	2,150
Louisiana-Pacific Corp.†	161	2,418
Nortek, Inc.†	18	1,616
Simpson Manufacturing Co., Inc.	2,029	73,774
Trex Co., Inc.†	62	1,787
USG Corp.†	127	3,827

		85,572

Building & Construction-Misc. — 0.0%
MasTec, Inc.†	90	2,774

Security Description	Shares	Value (Note 2)

Building Products-Air & Heating — 0.0%
AAON, Inc.	57	$1,911
Comfort Systems USA, Inc.	56	885
Lennox International, Inc.	64	5,732

		8,528

Building Products-Cement — 0.0%
Headwaters, Inc.†	176	2,445
Texas Industries, Inc.†	34	3,140

		5,585

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	5,068	176,670

Building Products-Wood — 0.0%
Masco Corp.	255	5,661

Building-Heavy Construction — 0.1%
Granite Construction, Inc.	3,050	109,739

Building-Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	23	1,962
Winnebago Industries, Inc.†	62	1,561

		3,523

Building-Residential/Commercial — 0.0%
KB Home	154	2,877
Meritage Homes Corp.†	55	2,321
Ryland Group, Inc.	75	2,958

		8,156

Cable/Satellite TV — 0.0%
Comcast Corp., Class A	553	29,685
DIRECTV†	132	11,221
DISH Network Corp., Class A†	86	5,597
Liberty Global PLC, Class A†	94	4,157
Liberty Global PLC, Class C†	48	2,031
Time Warner Cable, Inc.	75	11,047

		63,738

Casino Hotels — 0.0%
Boyd Gaming Corp.†	149	1,807
Caesars Entertainment Corp.†	65	1,175
Las Vegas Sands Corp.	108	8,232
Wynn Resorts, Ltd.	27	5,604

		16,818

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	52	1,541
Scientific Games Corp., Class A†	96	1,068

		2,609

Cellular Telecom — 0.1%
China Mobile, Ltd. ADR	4,250	206,593
Comverse, Inc.†	43	1,147
Vodafone Group PLC ADR	3,178	106,113

		313,853

Chemicals-Diversified — 1.2%
Akzo Nobel NV ADR	25,500	636,225
Axiall Corp.	2,625	124,084
Celanese Corp., Series A	94	6,042
Chemtura Corp.†	152	3,972
E.I. du Pont de Nemours & Co.	10,247	670,564
FMC Corp.	3,275	233,147
Huntsman Corp.	7,968	223,901

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Innophos Holdings, Inc.	39	$2,245
Innospec, Inc.	40	1,727
Israel Chemicals, Ltd. ADR	41,605	355,307
LyondellBasell Industries NV, Class A	102	9,960
Olin Corp.	81	2,180
PPG Industries, Inc.	1,328	279,079
Rockwood Holdings, Inc.	2,581	196,130

		2,744,563

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	38	1,460

Chemicals-Other — 0.0%
American Vanguard Corp.	66	873

Chemicals-Plastics — 0.0%
PolyOne Corp.	144	6,068

Chemicals-Specialty — 0.6%
Balchem Corp.	45	2,410
Cabot Corp.	10,568	612,838
Eastman Chemical Co.	71	6,202
Ecolab, Inc.	75	8,351
Ferro Corp.†	127	1,595
H.B. Fuller Co.	3,772	181,433
Hawkins, Inc.	49	1,820
International Flavors & Fragrances, Inc.	2,980	310,754
OMNOVA Solutions, Inc.†	191	1,736
Sigma-Aldrich Corp.	2,420	245,582

		1,372,721

Coal — 0.1%
Alliance Resource Partners LP	3,454	161,129

Coatings/Paint — 0.3%
RPM International, Inc.	3,871	178,763
Sherwin-Williams Co.	31	6,414
Valspar Corp.	5,200	396,188

		581,365

Coffee — 0.0%
Keurig Green Mountain, Inc.	45	5,607

Commercial Services — 0.0%
CoStar Group, Inc.†	40	6,327
ExlService Holdings, Inc.†	66	1,944
Healthcare Services Group, Inc.	93	2,738
HMS Holdings Corp.†	137	2,796
ServiceSource International, Inc.†	147	852
Team, Inc.†	42	1,723
Weight Watchers International, Inc.	3,700	74,629

		91,009

Commercial Services-Finance — 0.0%
Alliance Data Systems Corp.†	20	5,625
Automatic Data Processing, Inc.	126	9,989
Cardtronics, Inc.†	67	2,283
Euronet Worldwide, Inc.†	77	3,715
EVERTEC, Inc.	52	1,261
Heartland Payment Systems, Inc.	57	2,349
MasterCard, Inc., Class A	257	18,882
McGraw Hill Financial, Inc.	58	4,816
Moody’s Corp.	76	6,662

Security Description	Shares	Value (Note 2)

Commercial Services-Finance (continued)
Western Union Co.	310	$5,375
WEX, Inc.†	54	5,668

		66,625

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	123	5,707
Autodesk, Inc.†	3,414	192,482

		198,189

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	65	1,831

Computer Services — 0.6%
Accenture PLC, Class A	154	12,449
Cognizant Technology Solutions Corp., Class A†	175	8,559
EPAM Systems, Inc.†	30	1,313
FleetMatics Group PLC†	29	938
iGATE Corp.†	60	2,184
Indra Sistemas SA ADR	46,000	408,940
International Business Machines Corp.	3,808	690,276
j2 Global, Inc.	5,607	285,172
LivePerson, Inc.†	118	1,198
Manhattan Associates, Inc.†	103	3,546
Syntel, Inc.†	17	1,461
Virtusa Corp.†	46	1,647

		1,417,683

Computer Software — 0.0%
Blackbaud, Inc.	72	2,574
Cornerstone OnDemand, Inc.†	62	2,853
Envestnet, Inc.†	40	1,957
SS&C Technologies Holdings, Inc.†	83	3,670

		11,054

Computers — 1.2%
Apple, Inc.	28,529	2,651,200
Silicon Graphics International Corp.†	93	895

		2,652,095

Computers-Integrated Systems — 0.1%
Cray, Inc.†	40	1,064
MTS Systems Corp.	1,851	125,424
NetScout Systems, Inc.†	57	2,527
Teradata Corp.†	2,506	100,741

		229,756

Computers-Memory Devices — 0.4%
EMC Corp.	35,943	946,739
Fusion-io, Inc.†	106	1,198
NetApp, Inc.	158	5,770

		953,707

Computers-Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	41	1,853
Synaptics, Inc.†	49	4,442

		6,295

Consulting Services — 0.0%
Accretive Health, Inc.†	134	1,045
Advisory Board Co.†	49	2,538
Corporate Executive Board Co.	48	3,274

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services (continued)
Forrester Research, Inc.	36	$1,364
MAXIMUS, Inc.	89	3,829

		12,050

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	1,892	210,428
Kimberly-Clark de Mexico SAB de CV ADR	6,241	87,436
Spectrum Brands Holdings, Inc.	29	2,495
Tumi Holdings, Inc.†	8,574	172,595
Tupperware Brands Corp.	7,567	633,358
WD-40 Co.	2,584	194,369

		1,300,681

Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	94	2,425
Graphic Packaging Holding Co.†	293	3,428
Packaging Corp. of America	2,215	158,351

		164,204

Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	214	14,590
Elizabeth Arden, Inc.†	46	985
Estee Lauder Cos., Inc., Class A	76	5,644
Procter & Gamble Co.	4,671	367,094

		388,313

Cruise Lines — 0.1%
Carnival Corp.	3,300	124,245

Data Processing/Management — 0.4%
CommVault Systems, Inc.†	63	3,097
Fair Isaac Corp.	7,201	459,136
Fidelity National Information Services, Inc.	7,493	410,167
Fiserv, Inc.†	116	6,997
Pegasystems, Inc.	56	1,183

		880,580

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	25	1,403

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	105	5,884

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	97	4,650
GenMark Diagnostics, Inc.†	100	1,353

		6,003

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	90	1,858
Quidel Corp.†	55	1,216

		3,074

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,887	281,108

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	21	1,277

Distribution/Wholesale — 0.5%
Arrow Electronics, Inc.†	8,100	489,321
Beacon Roofing Supply, Inc.†	76	2,517
Fastenal Co.	113	5,592
Genuine Parts Co.	5,545	486,851
MWI Veterinary Supply, Inc.†	18	2,556

Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Pool Corp.	3,766	$213,005
Rentrak Corp.†	19	997
Watsco, Inc.	26	2,672

		1,203,511

Diversified Banking Institutions — 1.2%
BNP Paribas SA ADR	13,400	455,935
Goldman Sachs Group, Inc.	1,310	219,346
HSBC Holdings PLC ADR	10,400	528,320
JPMorgan Chase & Co.	26,334	1,517,365

		2,720,966

Diversified Manufacturing Operations — 1.3%
3M Co.	1,878	269,005
AZZ, Inc.	46	2,119
Blount International, Inc.†	127	1,792
Crane Co.	5,603	416,639
EnPro Industries, Inc.†	19	1,390
Federal Signal Corp.	118	1,729
General Electric Co.	19,524	513,091
Ingersoll-Rand PLC	91	5,688
Koppers Holdings, Inc.	43	1,645
Orkla ASA ADR	61,000	548,390
Parker Hannifin Corp.	4,439	558,115
Raven Industries, Inc.	56	1,856
Siemens AG ADR	3,700	489,103
Vesuvius PLC(1)	34,400	269,988

		3,080,550

Diversified Minerals — 0.2%
BHP Billiton, Ltd. ADR	6,595	451,428
US Silica Holdings, Inc.	40	2,217

		453,645

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	22	2,062

Drug Delivery Systems — 0.0%
Antares Pharma, Inc.†	260	694
Depomed, Inc.†	130	1,807
Nektar Therapeutics†	153	1,962

		4,463

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,285	417,342
Blue Nile, Inc.†	31	868
eBay, Inc.†	6,279	314,327
Shutterfly, Inc.†	60	2,584
Stamps.com, Inc.†	31	1,044

		736,165

E-Commerce/Services — 0.1%
Move, Inc.†	107	1,583
Netflix, Inc.†	14	6,168
OpenTable, Inc.†	2,535	262,626
Priceline Group, Inc.†	12	14,436
Zillow, Inc., Class A†	36	5,145

		289,958

E-Marketing/Info — 0.0%
comScore, Inc.†	72	2,554
Constant Contact, Inc.†	60	1,927

Conversant, Inc.†	107	2,718

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Marketing/Info (continued)
Liquidity Services, Inc.†	47	$741

		7,940

E-Services/Consulting — 0.0%
Sapient Corp.†	161	2,616

Electric Products-Misc. — 0.1%
AMETEK, Inc.	123	6,430
Emerson Electric Co.	3,181	211,091
Littelfuse, Inc.	142	13,199

		230,720

Electric-Generation — 0.1%
APR Energy PLC ADR	24,700	281,580

Electric-Integrated — 1.5%
ALLETE, Inc.	3,500	179,725
Alliant Energy Corp.	3,104	188,909
Duke Energy Corp.	2,321	172,195
Edison International	3,950	229,535
Great Plains Energy, Inc.	2,103	56,508
NextEra Energy, Inc.	5,553	569,071
Northeast Utilities	15,757	744,833
PNM Resources, Inc.	5,083	149,084
Wisconsin Energy Corp.	14,044	658,945
Xcel Energy, Inc.	16,773	540,594

		3,489,399

Electric-Transmission — 0.0%
ITC Holdings Corp.	2,600	94,848

Electronic Components-Misc. — 0.5%
Garmin, Ltd.	11,214	682,933
InvenSense, Inc.†	101	2,292
Methode Electronics, Inc.	37	1,414
OSI Systems, Inc.†	30	2,002
TE Connectivity, Ltd.	6,400	395,776

		1,084,417

Electronic Components-Semiconductors — 1.0%
Altera Corp.	5,736	199,383
Applied Micro Circuits Corp.†	156	1,686
Avago Technologies, Ltd.	2,401	173,040
Cavium, Inc.†	76	3,774
Diodes, Inc.†	56	1,622
GT Advanced Technologies, Inc.†	188	3,497
Intel Corp.	10,376	320,618
Microchip Technology, Inc.	32,903	1,605,996
Microsemi Corp.†	102	2,730
Monolithic Power Systems, Inc.	56	2,372
Rambus, Inc.†	208	2,974
Semtech Corp.†	102	2,667
Silicon Image, Inc.†	292	1,472
SunEdison, Inc.†	388	8,769
Texas Instruments, Inc.	294	14,050
Xilinx, Inc.	132	6,245

		2,350,895

Electronic Connectors — 0.0%
Amphenol Corp., Class A	70	6,744

Electronic Forms — 0.3%
Adobe Systems, Inc.†	9,513	688,361

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	33	$1,738
FARO Technologies, Inc.†	30	1,474
FLIR Systems, Inc.	2,225	77,274
Measurement Specialties, Inc.†	31	2,668
Trimble Navigation, Ltd.†	5,418	200,195

		283,349

Electronic Security Devices — 0.0%
Taser International, Inc.†	98	1,303

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	151	1,770
Solazyme, Inc.†	108	1,272

		3,042

Engineering/R&D Services — 0.2%
Exponent, Inc.	25	1,853
Jacobs Engineering Group, Inc.†	7,390	393,739

		395,592

Engines-Internal Combustion — 0.0%
Cummins, Inc.	55	8,486

Enterprise Software/Service — 0.5%
Advent Software, Inc.	48	1,563
American Software, Inc., Class A	223	2,203
E2open, Inc.†	48	992
Guidewire Software, Inc.†	68	2,765
Informatica Corp.†	2,827	100,783
MedAssets, Inc.†	104	2,375
MicroStrategy, Inc., Class A†	14	1,969
Omnicell, Inc.†	4,156	119,319
Oracle Corp.	15,464	626,756
Proofpoint, Inc.†	37	1,386
PROS Holdings, Inc.†	42	1,111
Qlik Technologies, Inc.†	129	2,918
SciQuest, Inc.†	52	920
Tyler Technologies, Inc.†	2,130	194,277
Ultimate Software Group, Inc.†	37	5,112

		1,064,449

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	129	2,869

Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	40	2,299

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	61	3,773
Donaldson Co., Inc.	140	5,925
Pall Corp.	72	6,148
Polypore International, Inc.†	73	3,484

		19,330

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	36	1,635
Portfolio Recovery Associates, Inc.†	72	4,286
World Acceptance Corp.†	15	1,140

		7,061

Finance-Credit Card — 0.4%
American Express Co.	221	20,966
Discover Financial Services	13,146	814,789
Visa, Inc., Class A	112	23,600

		859,355

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	18,882	$508,492
Evercore Partners, Inc., Class A	52	2,997
FXCM, Inc., Class A	78	1,167
Greenhill & Co., Inc.	52	2,561

		515,217

Finance-Leasing Companies — 0.0%
Fly Leasing, Ltd. ADR	6,866	99,488

Finance-Mortgage Loan/Banker — 0.0%
Ellie Mae, Inc.†	49	1,525

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	317	2,359
Deutsche Boerse AG ADR	90,200	697,246
MarketAxess Holdings, Inc.	55	2,973
Outerwall, Inc.†	39	2,315
WageWorks, Inc.†	35	1,687

		706,580

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	321	2,966
Radian Group, Inc.	101	1,496

		4,462

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	117	1,701
Sturm Ruger & Co., Inc.	29	1,711

		3,412

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	32	2,562

Food-Misc./Diversified — 0.7%
Annie’s, Inc.†	30	1,015
B&G Foods, Inc.	4,487	146,680
Boulder Brands, Inc.†	125	1,772
ConAgra Foods, Inc.	178	5,283
General Mills, Inc.	5,373	282,297
Hain Celestial Group, Inc.†	53	4,703
J&J Snack Foods Corp.	22	2,071
Kraft Foods Group, Inc.	8,767	525,582
Lancaster Colony Corp.	18	1,713
McCormick & Co., Inc.	2,950	211,190
Unilever NV	9,800	428,848

		1,611,154

Food-Retail — 0.9%
Dairy Farm International Holdings, Ltd. ADR	3,336	176,574
Kroger Co.	27,497	1,359,177
SUPERVALU, Inc.†	280	2,301
Tesco PLC ADR	29,000	424,850
Whole Foods Market, Inc.	109	4,211

		1,967,113

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	49	1,658
United Natural Foods, Inc.†	69	4,492

		6,150

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	127	1,909
Iconix Brand Group, Inc.†	37	1,589
Steven Madden, Ltd.†	84	2,881

Security Description	Shares	Value (Note 2)
Footwear & Related Apparel (continued)
Wolverine World Wide, Inc.	138	$3,596

		9,975

Forestry — 0.0%
Deltic Timber Corp.	24	1,450

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	26,900	233,761
Pinnacle Entertainment, Inc.†	97	2,442

		236,203

Gas-Distribution — 0.7%
ONE Gas, Inc.	4,482	169,196
Sempra Energy	12,710	1,330,864
Vectren Corp.	2,788	118,490

		1,618,550

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	33	1,615

Health Care Cost Containment — 0.0%
ExamWorks Group, Inc.†	62	1,967

Heart Monitors — 0.0%
HeartWare International, Inc.†	25	2,212

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	6,155	190,743

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	49	1,212
Select Comfort Corp.†	90	1,860

		3,072

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	8,232	45,111
Wyndham Worldwide Corp.	72	5,452

		50,563

Housewares — 0.0%
Libbey, Inc.†	59	1,572

Human Resources — 0.4%
Adecco SA ADR	12,300	505,776
AMN Healthcare Services, Inc.†	100	1,230
Barrett Business Services, Inc.	17	799
Insperity, Inc.	44	1,452
Kforce, Inc.	78	1,689
On Assignment, Inc.†	78	2,774
Robert Half International, Inc.	3,148	150,286
Team Health Holdings, Inc.†	97	4,844
TrueBlue, Inc.†	6,347	174,987

		843,837

Industrial Automated/Robotic — 0.0%
Cognex Corp.†	119	4,570
Rockwell Automation, Inc.	63	7,885

		12,455

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,736	223,284
Praxair, Inc.	72	9,565

		232,849

Instruments-Controls — 0.2%
Honeywell International, Inc.	3,778	351,165
Woodward, Inc.	98	4,918

		356,083

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Scientific — 0.4%
FEI Co.	1,561	$141,629
Fluidigm Corp.†	44	1,294
Thermo Fisher Scientific, Inc.	2,622	309,396
Waters Corp.†	3,673	383,608

		835,927

Insurance Brokers — 0.3%
Aon PLC	80	7,207
Arthur J. Gallagher & Co.	3,496	162,914
eHealth, Inc.†	35	1,329
Willis Group Holdings PLC	11,700	506,610

		678,060

Insurance-Life/Health — 0.1%
Protective Life Corp.	1,717	119,040
Prudential Financial, Inc.	85	7,545
StanCorp Financial Group, Inc.	1,050	67,200

		193,785

Insurance-Multi-line — 1.6%
ACE, Ltd.	16,112	1,670,815
Allstate Corp.	9,168	538,345
MetLife, Inc.	23,872	1,326,328
XL Group PLC	7,588	248,355

		3,783,843

Insurance-Property/Casualty — 1.6%
AmTrust Financial Services, Inc.	38	1,589
Catlin Group, Ltd. ADR	33,900	619,692
Chubb Corp.	3,343	308,124
Employers Holdings, Inc.	63	1,334
Fidelity National Financial, Inc., Class A	49,567	1,623,815
HCC Insurance Holdings, Inc.	16,658	815,243
Markel Corp.†	442	289,793

		3,659,590

Insurance-Reinsurance — 0.5%
Endurance Specialty Holdings, Ltd.	108	5,572
PartnerRe, Ltd.	2,231	243,648
Swiss Re AG ADR	8,821	785,863
Validus Holdings, Ltd.	5,302	202,748

		1,237,831

Internet Application Software — 0.0%
VirnetX Holding Corp.†	83	1,462

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	75	2,591

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	384	25,839

Internet Content-Information/News — 0.0%
Dice Holdings, Inc.†	153	1,164
HealthStream, Inc.†	46	1,118
LinkedIn Corp., Class A†	29	4,973
WebMD Health Corp.†	46	2,222
XO Group, Inc.†	116	1,417
Yelp, Inc.†	49	3,757

		14,651

Internet Security — 0.0%
Symantec Corp.	221	5,061
Zix Corp.†	343	1,173

		6,234

Security Description	Shares	Value (Note 2)
Internet Telephone — 0.0%
BroadSoft, Inc.†	51	$1,346

Investment Companies — 0.3%
Ares Capital Corp.	17,910	319,873
Hercules Technology Growth Capital, Inc.	16,774	271,068
Triangle Capital Corp.	4,960	140,715

		731,656

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	30	6,162
Ameriprise Financial, Inc.	1,725	207,000
BlackRock, Inc.	3,041	971,904
Cohen & Steers, Inc.	37	1,605
Eaton Vance Corp.	152	5,744
Financial Engines, Inc.	74	3,351
Franklin Resources, Inc.	10,653	616,170
GAMCO Investors, Inc., Class A	19	1,578
T. Rowe Price Group, Inc.	2,908	245,464
Virtus Investment Partners, Inc.†	11	2,329
Westwood Holdings Group, Inc.	36	2,161
WisdomTree Investments, Inc.†	164	2,027

		2,065,495

Lasers-System/Components — 0.0%
Coherent, Inc.†	30	1,985

Leisure Products — 0.0%
Brunswick Corp.	128	5,393

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	61	8,433
Universal Display Corp.†	65	2,087

		10,520

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	7,166	500,760

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,525	165,722
Hyster-Yale Materials Handling, Inc.	14	1,239

		166,961

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	62	2,500

Machinery-Farming — 1.0%
AG Growth International, Inc.	12,200	542,900
AGCO Corp.	5,903	331,867
Deere & Co.	15,755	1,426,615
Lindsay Corp.	19	1,605

		2,302,987

Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	57	2,074
Applied Industrial Technologies, Inc.	2,816	142,856
Chart Industries, Inc.†	44	3,640
DXP Enterprises, Inc.†	16	1,209
IDEX Corp.	2,762	223,004
Middleby Corp.†	72	5,956
Tennant Co.	25	1,908
Wabtec Corp.	81	6,690

		387,337

Machinery-Pumps — 0.0%
Flowserve Corp.	78	5,799
Gorman-Rupp Co.	40	1,415

		7,214

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.1%
athenahealth, Inc.†	51	$6,382
Cerner Corp.†	101	5,209
Computer Programs & Systems, Inc.	3,129	199,004
Medidata Solutions, Inc.†	75	3,211
Quality Systems, Inc.	74	1,188

		214,994

Medical Instruments — 0.5%
Abaxis, Inc.	43	1,905
AtriCure, Inc.†	54	992
Cardiovascular Systems, Inc.†	60	1,870
DexCom, Inc.†	104	4,125
Edwards Lifesciences Corp.†	4,171	358,039
Endologix, Inc.†	127	1,932
Genomic Health, Inc.†	28	767
Intuitive Surgical, Inc.†	14	5,765
Medtronic, Inc.	10,363	660,745
Natus Medical, Inc.†	43	1,081
Spectranetics Corp.†	75	1,716
St. Jude Medical, Inc.	90	6,232
SurModics, Inc.†	66	1,414
Techne Corp.	1,733	160,424
Thoratec Corp.†	84	2,928
Vascular Solutions, Inc.†	74	1,642
Volcano Corp.†	97	1,708

		1,213,285

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	48	1,451
Covance, Inc.†	2,400	205,392
Laboratory Corp. of America Holdings†	43	4,403

		211,246

Medical Products — 1.0%
ABIOMED, Inc.†	68	1,710
Accuray, Inc.†	167	1,470
Baxter International, Inc.	142	10,267
Becton Dickinson and Co.	5,411	640,121
Cantel Medical Corp.	57	2,087
Cerus Corp.†	206	855
Covidien PLC	3,200	288,576
Cyberonics, Inc.†	40	2,498
Globus Medical, Inc., Class A†	88	2,105
Haemonetics Corp.†	72	2,540
Hanger, Inc.†	30	944
Luminex Corp.†	126	2,161
MiMedx Group, Inc.†	144	1,021
NxStage Medical, Inc.†	128	1,839
Sonova Holding AG ADR	16,600	506,466
Teleflex, Inc.	6,354	670,982
Varian Medical Systems, Inc.†	2,260	187,896
West Pharmaceutical Services, Inc.	92	3,881

		2,327,419

Medical Sterilization Products — 0.1%
STERIS Corp.	3,007	160,814

Medical-Biomedical/Gene — 0.3%
Acorda Therapeutics, Inc.†	61	2,056
Aegerion Pharmaceuticals, Inc.†	43	1,380
Alexion Pharmaceuticals, Inc.†	54	8,438
Alnylam Pharmaceuticals, Inc.†	79	4,990
AMAG Pharmaceuticals, Inc.†	36	746

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Amgen, Inc.	174	$20,596
Arena Pharmaceuticals, Inc.†	291	1,705
Biogen Idec, Inc.†	56	17,657
Celgene Corp.†	198	17,004
Celldex Therapeutics, Inc.†	123	2,007
CTI BioPharma Corp.†	264	742
Dendreon Corp.†	266	612
Exact Sciences Corp.†	109	1,856
Exelixis, Inc.†	292	990
Galena Biopharma, Inc.†	172	526
Gilead Sciences, Inc.†	6,692	554,834
Halozyme Therapeutics, Inc.†	134	1,324
Idenix Pharmaceuticals, Inc.†	141	3,398
Illumina, Inc.†	36	6,427
ImmunoGen, Inc.†	100	1,185
Insmed, Inc.†	55	1,099
Intercept Pharmaceuticals, Inc.†	11	2,603
InterMune, Inc.†	127	5,607
Isis Pharmaceuticals, Inc.†	161	5,547
KYTHERA Biopharmaceuticals, Inc.†	19	729
Ligand Pharmaceuticals, Inc.†	27	1,682
Medicines Co.†	98	2,848
Merrimack Pharmaceuticals, Inc.†	161	1,174
Momenta Pharmaceuticals, Inc.†	63	761
NewLink Genetics Corp.†	27	717
Novavax, Inc.†	285	1,317
NPS Pharmaceuticals, Inc.†	95	3,140
Omeros Corp.†	99	1,723
PDL BioPharma, Inc.	214	2,072
Puma Biotechnology, Inc.†	32	2,112
Regeneron Pharmaceuticals, Inc.†	22	6,214
Repligen Corp.†	53	1,208
Sangamo BioSciences, Inc.†	93	1,420
Synageva BioPharma Corp.†	29	3,039
Vertex Pharmaceuticals, Inc.†	75	7,101
XOMA Corp.†	112	514

		701,100

Medical-Drugs — 3.8%
Abbott Laboratories	23,002	940,782
AbbVie, Inc.	18,448	1,041,205
ACADIA Pharmaceuticals, Inc.†	99	2,236
Akorn, Inc.†	93	3,092
Allergan, Inc.	3,450	583,809
Anacor Pharmaceuticals, Inc.†	43	762
Array BioPharma, Inc.†	201	917
Auxilium Pharmaceuticals, Inc.†	91	1,825
Bristol-Myers Squibb Co.	6,071	294,504
Clovis Oncology, Inc.†	27	1,118
Furiex Pharmaceuticals, Inc.†	17	1,805
GlaxoSmithKline PLC ADR	16,782	897,501
Infinity Pharmaceuticals, Inc.†	77	981
Ironwood Pharmaceuticals, Inc.†	141	2,162
Johnson & Johnson	9,185	960,935
Keryx Biopharmaceuticals, Inc.†	134	2,061
Lannett Co., Inc.†	35	1,737
Merck & Co., Inc.	18,714	1,082,605
Novartis AG ADR	11,714	1,060,468
Novo Nordisk A/S ADR	5,700	263,283
OPKO Health, Inc.†	282	2,493
Orexigen Therapeutics, Inc.†	161	995
Pacira Pharmaceuticals, Inc.†	44	4,042
Pfizer, Inc.	29,790	884,167

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Prestige Brands Holdings, Inc.†	89	$3,016
Raptor Pharmaceutical Corp.†	92	1,063
Repros Therapeutics, Inc.†	85	1,470
Roche Holding AG ADR	18,495	689,863
Synergy Pharmaceuticals, Inc.†	136	554
TESARO, Inc.†	27	840
TherapeuticsMD, Inc.†	168	743
VIVUS, Inc.†	202	1,075
Zoetis, Inc.	158	5,099

		8,739,208

Medical-Generic Drugs — 0.5%
Actavis plc†	871	194,276
Mylan, Inc.†	119	6,136
Perrigo Co. PLC	37	5,393
Teva Pharmaceutical Industries, Ltd. ADR	15,935	835,313

		1,041,118

Medical-HMO — 0.0%
Centene Corp.†	75	5,671
Molina Healthcare, Inc.†	42	1,874

		7,545

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	54	2,457
Universal Health Services, Inc., Class B	7,488	717,051

		719,508

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	38	1,181

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.†	58	2,996

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	81	5,886
McKesson Corp.	3,878	722,122

		728,008

Metal Processors & Fabrication — 0.1%
Mueller Industries, Inc.	76	2,235
Precision Castparts Corp.	1,186	299,346
RBC Bearings, Inc.	30	1,922
Rexnord Corp.†	44	1,239
Sun Hydraulics Corp.	43	1,746
Worthington Industries, Inc.	77	3,314

		309,802

Metal-Copper — 0.1%
Freeport-McMoRan, Inc	6,319	230,643

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	3,350	224,484
Hillenbrand, Inc.	77	2,512
John Bean Technologies Corp.	52	1,611
TriMas Corp.†	72	2,745

		231,352

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,405	167,989

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	354	12,443
Viacom, Inc., Class B	4,485	388,984

Security Description	Shares	Value (Note 2)
Multimedia (continued)
Walt Disney Co.	11,331	$971,520

		1,372,947

Networking Products — 0.1%
Anixter International, Inc.	16	1,601
Cisco Systems, Inc.	9,597	238,486
Infinera Corp.†	192	1,766
Ixia†	114	1,303
LogMeIn, Inc.†	53	2,471
Polycom, Inc.†	6,958	87,184

		332,811

Non-Ferrous Metals — 0.2%
Cameco Corp.	27,600	541,236

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	9,045	343,439
Waste Connections, Inc.	5,204	252,654

		596,093

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	83	2,510
HNI Corp.	9,466	370,215
Interface, Inc.	101	1,903
Knoll, Inc.	85	1,473

		376,101

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	5,800	322,306

Oil Companies-Exploration & Production — 2.2%
Abraxas Petroleum Corp.†	434	2,717
Apache Corp.	5,420	545,360
Approach Resources, Inc.†	54	1,228
Bonanza Creek Energy, Inc.†	49	2,802
BreitBurn Energy Partners LP	7,580	167,670
Cabot Oil & Gas Corp.	138	4,711
Carrizo Oil & Gas, Inc.†	62	4,294
Cimarex Energy Co.	2,600	372,996
Concho Resources, Inc.†	41	5,925
Crescent Point Energy Corp.	14,945	662,339
Devon Energy Corp.	4,911	389,933
Diamondback Energy, Inc.†	32	2,842
Energen Corp.	2,825	251,086
EOG Resources, Inc.	127	14,841
EQT Corp.	52	5,559
EXCO Resources, Inc.	190	1,119
Goodrich Petroleum Corp.†	79	2,180
Kodiak Oil & Gas Corp.†	413	6,009
Occidental Petroleum Corp.	15,354	1,575,781
Pengrowth Energy Corp.	34,522	247,499
Penn West Petroleum, Ltd.	55,284	539,572
Pioneer Natural Resources Co.	30	6,894
Range Resources Corp.	57	4,956
Rex Energy Corp.†	95	1,683
Rosetta Resources, Inc.†	91	4,991
Southwestern Energy Co.†	130	5,914
Vermilion Energy, Inc.	2,726	189,687
Zargon Oil & Gas, Ltd.	5,497	47,961

		5,068,549

Oil Companies-Integrated — 2.6%
Chevron Corp.	12,779	1,668,298
Exxon Mobil Corp.	17,887	1,800,863

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated (continued)
Marathon Oil Corp.	12,573	$501,914
Royal Dutch Shell PLC ADR	15,559	1,353,789
Total SA ADR	9,489	685,106

		6,009,970

Oil Field Machinery & Equipment — 0.1%
Flotek Industries, Inc.†	87	2,798
FMC Technologies, Inc.†	95	5,802
Natural Gas Services Group, Inc.†	5,088	168,209
Thermon Group Holdings, Inc.†	56	1,474

		178,283

Oil Refining & Marketing — 0.8%
Calumet Specialty Products Partners LP	8,768	278,822
Cheniere Energy, Inc.†	73	5,234
Delek US Holdings, Inc.	38	1,073
HollyFrontier Corp.	13,051	570,198
Marathon Petroleum Corp.	11,353	886,329
Suburban Propane Partners LP	3,902	179,492
Western Refining, Inc.	46	1,727

		1,922,875

Oil-Field Services — 0.1%
CARBO Ceramics, Inc.	12	1,849
Halliburton Co.	208	14,770
Newpark Resources, Inc.†	161	2,006
Schlumberger, Ltd.	2,208	260,434
Targa Resources Corp.	42	5,862

		284,921

Optical Supplies — 0.0%
STAAR Surgical Co.†	72	1,210

Paper & Related Products — 0.0%
Clearwater Paper Corp.†	27	1,666
International Paper Co.	138	6,965
KapStone Paper and Packaging Corp.†	113	3,744
P.H. Glatfelter Co.	59	1,565
Schweitzer-Mauduit International, Inc.	32	1,397
Wausau Paper Corp.	122	1,320

		16,657

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	84	3,332
Masimo Corp.†	75	1,770

		5,102

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	176	12,202

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	99	3,551

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	30	1,327

Pipelines — 1.0%
Atlas Pipeline Partners LP	9,671	332,682
EnLink Midstream LLC	68	2,833
Enterprise Products Partners LP	9,585	750,409
Kinder Morgan Energy Partners LP	6,118	502,961
Kinder Morgan, Inc.	17,727	642,781
ONEOK, Inc.	71	4,834
Primoris Services Corp.	63	1,817

Security Description	Shares	Value (Note 2)
Pipelines (continued)
SemGroup Corp., Class A	53	$4,179
Williams Cos., Inc.	123	7,160

		2,249,656

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.†	50	1,147

Poultry — 0.0%
Pilgrim’s Pride Corp.†	96	2,626
Sanderson Farms, Inc.	34	3,305

		5,931

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	64	1,232
Capstone Turbine Corp.†	1,090	1,646
Generac Holdings, Inc.†	73	3,558
Hubbell, Inc., Class B	1,377	169,577
SunPower Corp.†	64	2,623

		178,636

Precious Metals — 0.0%
Paramount Gold and Silver Corp.†	1,266	1,215

Printing-Commercial — 0.0%
Deluxe Corp.	53	3,105
VistaPrint NV†	55	2,225

		5,330

Private Equity — 0.3%
KKR & Co. LP	27,270	663,479

Protection/Safety — 0.0%
Landauer, Inc.	1,798	75,516

Racetracks — 0.0%
Churchill Downs, Inc.	22	1,982

Real Estate Investment Trusts — 3.4%
Agree Realty Corp.	5,016	151,634
Alexandria Real Estate Equities, Inc.	9,255	718,558
American Capital Agency Corp.	27,930	653,841
American Tower Corp.	107	9,628
Annaly Capital Management, Inc.	69,038	789,104
BioMed Realty Trust, Inc.	11,670	254,756
Capstead Mortgage Corp.	17,301	227,508
CareTrust REIT, Inc†	38	752
Colony Financial, Inc.	7,000	162,540
CoreSite Realty Corp.	52	1,720
Crown Castle International Corp.	90	6,683
CYS Investments, Inc.	30,894	278,664
Digital Realty Trust, Inc.	28,775	1,678,158
DuPont Fabros Technology, Inc.	47	1,267
EastGroup Properties, Inc.	1,007	64,680
EPR Properties	3,270	182,695
Essex Property Trust, Inc.	1,051	194,340
Geo Group Inc	41	1,465
Glimcher Realty Trust	278	3,011
Hatteras Financial Corp.	9,227	182,787
HCP, Inc.	6,036	249,770
Healthcare Realty Trust, Inc.	64	1,627
Inland Real Estate Corp.	170	1,807
LTC Properties, Inc.	48	1,874
Medical Properties Trust, Inc.	15,073	199,567
National Health Investors, Inc.	28	1,752
Omega Healthcare Investors, Inc.	16,812	619,690
Plum Creek Timber Co., Inc.	2,175	98,092

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Potlatch Corp.	57	$2,360
PS Business Parks, Inc.	24	2,004
Rayonier, Inc.	113	4,017
Ryman Hospitality Properties, Inc.	52	2,504
Sabra Health Care REIT, Inc.	3,320	95,317
Simon Property Group, Inc.	57	9,478
Sovran Self Storage, Inc.	34	2,627
Strategic Hotels & Resorts, Inc.†	318	3,724
Sun Communities, Inc.	62	3,090
Tanger Factory Outlet Centers, Inc.	10,834	378,865
UMH Properties, Inc.	320	3,210
Universal Health Realty Income Trust	76	3,304
Ventas, Inc.	2,744	175,890
Washington Prime Group, Inc.†	28	525
Weyerhaeuser Co.	9,960	329,576

		7,754,461

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	182	5,831
HFF, Inc., Class A	55	2,046

		7,877

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	40	1,950

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	35	1,380

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	8,702	310,139
H&E Equipment Services, Inc.†	59	2,144
Hertz Global Holdings, Inc.†	6,987	195,846
McGrath RentCorp	3,229	118,666

		626,795

Research & Development — 0.0%
PAREXEL International Corp.†	80	4,227

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	52	4,013

Respiratory Products — 0.0%
ResMed, Inc.	87	4,405

Retail-Apparel/Shoe — 0.1%
Aeropostale, Inc.†	191	667
ANN, Inc.†	74	3,044
Brown Shoe Co., Inc.	49	1,402
Buckle, Inc.	37	1,641
Coach, Inc.	98	3,351
Destination Maternity Corp.	54	1,230
Express, Inc.†	141	2,401
Francesca’s Holdings Corp.†	87	1,282
Gap, Inc.	112	4,656
Genesco, Inc.†	26	2,135
L Brands, Inc.	86	5,045
Lululemon Athletica, Inc.†	3,400	137,632
PVH Corp.	35	4,081
Ross Stores, Inc.	78	5,158
Vera Bradley, Inc.†	40	875

		174,600

Retail-Appliances — 0.0%
Conn’s, Inc.†	33	1,630

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	10	$5,362
O’Reilly Automotive, Inc.†	40	6,024

		11,386

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	47	3,231
Copart, Inc.†	8,013	288,147
Lithia Motors, Inc., Class A	37	3,481

		294,859

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	87	4,992
Mattress Firm Holding Corp.†	23	1,098

		6,090

Retail-Building Products — 0.1%
Home Depot, Inc.	3,586	290,323
Lowe’s Cos., Inc.	261	12,525
Lumber Liquidators Holdings, Inc.†	39	2,962

		305,810

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	47	3,304
Susser Holdings Corp.†	27	2,179

		5,483

Retail-Discount — 0.4%
Costco Wholesale Corp.	7,978	918,747
Dollar General Corp.†	103	5,908
HSN, Inc.	46	2,725
Target Corp.	132	7,649
Wal-Mart Stores, Inc.	180	13,513

		948,542

Retail-Drug Store — 0.2%
CVS Caremark Corp.	4,846	365,243
Rite Aid Corp.†	669	4,797
Walgreen Co.	173	12,824

		382,864

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	145	2,235
Restoration Hardware Holdings, Inc.†	25	2,326

		4,561

Retail-Jewelry — 0.4%
Tiffany & Co.	8,350	837,087

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	8,618	585,421
TJX Cos., Inc.	168	8,929

		594,350

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	49	1,956
PriceSmart, Inc.	25	2,176

		4,132

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	47	2,707

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	95	5,512

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 0.5%
BJ’s Restaurants, Inc.†	50	$1,745
Bloomin’ Brands, Inc.†	79	1,772
Bravo Brio Restaurant Group, Inc.†	110	1,717
Buffalo Wild Wings, Inc.†	25	4,143
Cheesecake Factory, Inc.	68	3,156
Chipotle Mexican Grill, Inc.†	211	125,020
Chuy’s Holdings, Inc.†	43	1,561
Cracker Barrel Old Country Store, Inc.	22	2,190
DineEquity, Inc.	18	1,431
Fiesta Restaurant Group, Inc.†	43	1,996
Jack in the Box, Inc.	48	2,872
Krispy Kreme Doughnuts, Inc.†	112	1,790
McDonald’s Corp.	4,524	455,748
Papa John’s International, Inc.	38	1,611
Popeyes Louisiana Kitchen, Inc.†	45	1,967
Red Robin Gourmet Burgers, Inc.†	25	1,780
Ruth’s Hospitality Group, Inc.	121	1,494
Sonic Corp.†	100	2,208
Starbucks Corp.	7,535	583,058
Texas Roadhouse, Inc.	93	2,418
Yum! Brands, Inc.	128	10,394

		1,210,071

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	35	1,896
Zumiez, Inc.†	55	1,517

		3,413

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	46	1,979

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	66	1,574
Emeritus Corp.†	85	2,690

		4,264

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	25,900	451,592

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	23	1,884

Satellite Telecom — 0.2%
Inmarsat PLC ADR	28,500	361,950
Loral Space & Communications, Inc.†	23	1,672

		363,622

Savings & Loans/Thrifts — 0.3%
BofI Holding, Inc.†	19	1,396
Washington Federal, Inc.	27,245	611,105

		612,501

Schools — 0.0%
American Public Education, Inc.†	35	1,203
Capella Education Co.	22	1,197
Grand Canyon Education, Inc.†	67	3,080
ITT Educational Services, Inc.†	44	734
K12, Inc.†	51	1,228
Strayer Education, Inc.†	33	1,733

		9,175

Security Services — 0.2%
Brink’s Co.	54	1,524
LifeLock, Inc.†	89	1,242

Security Description	Shares	Value (Note 2)
Security Services (continued)
Secom Co., Ltd. ADR	32,900	$502,219

		504,985

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	22	1,212

Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.	14,796	161,424
Exar Corp.†	114	1,288
Hittite Microwave Corp.	37	2,884
Linear Technology Corp.	142	6,684
Maxim Integrated Products, Inc.	21,094	713,188
Micrel, Inc.	166	1,873
Power Integrations, Inc.	41	2,359
QUALCOMM, Inc.	3,808	301,594
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,453	416,100

		1,607,394

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	36,898	832,050
Cabot Microelectronics Corp.†	42	1,875
Lam Research Corp.	4,004	270,590
MKS Instruments, Inc.	1,733	54,139
Ultratech, Inc.†	60	1,331

		1,159,985

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	293	2,532

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	3,925	289,312
Schnitzer Steel Industries, Inc., Class A	6,600	172,062

		461,374

SupraNational Banks — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,700	584,499

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	122	2,643
Corning, Inc.	11,150	244,742

		247,385

Telecom Services — 0.4%
BCE, Inc.	14,125	640,710
Consolidated Communications Holdings, Inc.	4,375	97,300
RigNet, Inc.†	25	1,345
Vivendi SA ADR	7,200	176,040

		915,395

Telecommunication Equipment — 0.3%
8x8, Inc.†	157	1,269
ADTRAN, Inc.	65	1,466
ARRIS Group, Inc.†	151	4,912
Harris Corp.	2,301	174,301
Kudelski SA(1)	31,900	559,365
Plantronics, Inc.	54	2,595

		743,908

Telephone-Integrated — 0.4%
AT&T, Inc.	9,840	347,942
Atlantic Tele-Network, Inc.	22	1,276
General Communication, Inc., Class A†	169	1,873

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Shenandoah Telecommunications Co.	55	$1,675
Verizon Communications, Inc.	13,020	637,069

		989,835

Television — 0.1%
CBS Corp., Class B	156	9,694
Sinclair Broadcast Group, Inc., Class A	7,016	243,806

		253,500

Therapeutics — 0.0%
AVANIR Pharmaceuticals, Inc., Class A†	396	2,233
Dyax Corp.†	186	1,786
MannKind Corp.†	233	2,561
Neurocrine Biosciences, Inc.†	101	1,499
Questcor Pharmaceuticals, Inc.	76	7,029
Sarepta Therapeutics, Inc.†	58	1,728

		16,836

Tobacco — 0.2%
Altria Group, Inc.	456	19,125
Imperial Tobacco Group PLC ADR	4,600	415,886
Lorillard, Inc.	137	8,353
Philip Morris International, Inc.	348	29,340
Vector Group, Ltd.	61	1,261

		473,965

Tools-Hand Held — 0.2%
Snap-on, Inc.	3,397	402,612

Toys — 1.0%
Hasbro, Inc.	26,003	1,379,459
Mattel, Inc.	26,180	1,020,235

		2,399,694

Transactional Software — 0.0%
ACI Worldwide, Inc.†	54	3,015
Bottomline Technologies de, Inc.†	64	1,915
Synchronoss Technologies, Inc.†	55	1,922

		6,852

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,542	146,419
TAL International Group, Inc.	3,890	172,561

		318,980

Transport-Marine — 0.2%
Kirby Corp.†	2,600	304,564
Tidewater, Inc.	2,600	145,990

		450,554

Transport-Rail — 0.6%
Kansas City Southern	39	4,193
Norfolk Southern Corp.	4,151	427,677
Union Pacific Corp.	8,552	853,062

		1,284,932

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	105	6,698
Expeditors International of Washington, Inc.	15,197	671,100
Hub Group, Inc., Class A†	52	2,621
Matson, Inc.	74	1,986
TNT Express NV ADR	41,900	377,100

Security Description	Shares	Value (Note 2)
Transport-Services (continued)
United Parcel Service, Inc., Class B	4,961	$509,296
UTi Worldwide, Inc.	126	1,303

		1,570,104

Transport-Truck — 0.0%
Forward Air Corp.	41	1,962
Heartland Express, Inc.	51	1,088
Knight Transportation, Inc.	90	2,139
Saia, Inc.†	51	2,241
Swift Transportation Co.†	135	3,406

		10,836

Travel Services — 0.0%
Interval Leisure Group, Inc.	70	1,536

Veterinary Diagnostics — 0.1%
Neogen Corp.†	57	2,307
VCA, Inc.†	4,087	143,413

		145,720

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	72	6,708

Water — 0.0%
California Water Service Group	3,650	88,330
York Water Co.	145	3,019

		91,349

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,809	8,900

Web Hosting/Design — 0.0%
Equinix, Inc.†	24	5,042
NIC, Inc.	104	1,648
Web.com Group, Inc.†	71	2,050

		8,740

Web Portals/ISP — 0.3%
Blucora, Inc.†	51	962
Google, Inc., Class A†	673	393,483
Google, Inc., Class C†	675	388,314
Trulia, Inc.†	52	2,464

		785,223

Wire & Cable Products — 0.0%
Belden, Inc.	56	4,377

Wireless Equipment — 0.0%
Aruba Networks, Inc.†	179	3,136
CalAmp Corp.†	61	1,321
InterDigital, Inc.	69	3,298
Motorola Solutions, Inc.	87	5,792
RF Micro Devices, Inc.†	376	3,606
Ruckus Wireless, Inc.†	84	1,000
SBA Communications Corp., Class A†	49	5,013
ViaSat, Inc.†	58	3,362

		26,528

Total Common Stocks (cost $102,599,821)		147,019,886

EXCHANGE-TRADED FUNDS — 3.6%
iShares MSCI Emerging Markets ETF	179,200	7,746,816
Vanguard Global ex-U.S. Real Estate ETF	7,400	429,570

Total Exchange-Traded Funds (cost $7,322,617)		8,176,386

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(3)	250,000	$278,750
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	250,000	284,375

		563,125

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(3)	500,000	562,500
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	250,000	279,375

		841,875

Total Preferred Securities/Capital Securities (cost $1,242,780)		1,405,000

ASSET BACKED SECURITIES — 3.7%
Diversified Financial Services — 3.7%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.49% due 05/25/2035	$258,849	254,005
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(4)	200,000	195,577
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(4)	178,239	175,716
Ally Master Owner Trust FRS Series 2014-1, Class A1 0.62% due 01/15/2019	250,000	250,321
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	79,001	79,161
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	200,000	200,007
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	112,121	112,199
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.96% due 09/11/2042(5)	300,000	328,711
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.50% due 10/25/2035*(6)	20,804	20,859
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.42% due 02/25/2036*(6)	400,000	343,838
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.61% due 07/25/2036*(6)	135,041	136,594
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(6)	229,361	235,628

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(6)	$6,450	$6,567
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	159,593	160,271
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.11% due 05/25/2034(6)	16,304	15,950
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(6)	186,041	173,710
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(5)	300,000	340,167
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.66% due 12/26/2037*(6)	212,457	212,407
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(6)	142,984	147,815
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class B 5.11% due 12/15/2046(5)	200,000	219,475
JPMorgan Chase Commercial Mtg. Securities Trust Series 2007-CB18, Class A4 5.44% due 06/12/2047(5)	335,109	365,541
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(5)	300,000	319,998
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(5)	300,000	320,129

Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(5)	340,000	351,524
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class B 5.46% due 10/12/2052*(5)	300,000	316,728
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.56% due 07/26/2035*(6)	300,000	282,248
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.66% due 07/26/2035*(6)	200,000	203,594
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.63% due 07/25/2035	180,013	178,880
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	110,000	109,998
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(6)	78,769	80,071
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	57,749	58,796

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2013-2, Class A2 0.47% due 03/15/2016	$15,462	$15,462
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(6)	231,603	212,961
Sequoia Mtg. Trust VRS Series 2013-12, Class A1 4.00% due 12/25/2043*(6)	177,327	183,589
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.78% due 12/16/2030	225,048	220,973
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.57% due 11/25/2035	60,000	59,120
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	251,832
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(6)	114,156	115,608
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(6)	100,000	97,626
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(6)	200,000	201,499
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.71% due 03/25/2034(6)	85,111	88,416
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(5)	200,000	198,437

Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.90% due 05/15/2043(5)	300,000	323,004
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.57% due 10/25/2034	15,785	15,303
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(5)	350,000	383,045

Total Asset Backed Securities (cost $8,377,248)		8,563,360

CONVERTIBLE BONDS & NOTES — 0.4%
Auto/Truck Parts & Equipment-Original — 0.3%
Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026	500,000	804,687

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	72,000	76,590
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	90,000	101,925

		178,515

Total Convertible Bonds & Notes (cost $648,493)		983,202

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 12.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	$250,000	$241,018

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	538,750

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 4.88% due 10/02/2023*	500,000	526,250

Banks-Commercial — 0.1%
KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	264,160

Banks-Super Regional — 0.4%
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	284,367
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	252,616
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	286,426

		823,409

Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	738,750

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	239,559

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	622,146

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	265,938

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	267,500

Chemicals-Diversified — 0.1%
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	248,125

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,212

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	$250,000	$236,172

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	260,000

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	266,646
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	250,000	259,131
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	252,214
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	561,466
Morgan Stanley FRS Senior Notes 1.08% due 01/24/2019	250,000	251,672
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	305,524

		1,896,653

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.74% due 01/14/2019	250,000	252,349
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	568,559

		820,908

Electric-Integrated — 0.7%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	300,160
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	582,647
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	497,931
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	300,151

		1,680,889

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	638,963

Finance-Auto Loans — 0.5%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	269,535

Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	$500,000	$528,336
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	293,515

		1,091,386

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	262,500

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	257,987
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	273,906
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	312,500

		844,393

Food-Misc./Diversified — 0.1%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	257,639

Gambling (Non-Hotel) — 0.2%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	510,000

Independent Power Producers — 0.4%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	543,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	286,875

		830,625

Insurance-Life/Health — 0.1%
Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	240,000	245,837

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	563,141

Medical Labs & Testing Services — 0.1%
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	250,000	247,500

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	263,826

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	$250,000	$274,502
LABA Royalty Subordinated LLC Notes 9.00% due 05/15/2029*(2)(7)	500,000	500,000

		1,038,328

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	251,688
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	241,759

		493,447

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	523,125

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	284,866

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	545,904
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	267,789

		813,693

Oil Companies-Exploration & Production — 0.7%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	263,750
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	540,000
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	273,750
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	521,250

		1,598,750

Oil Companies-Integrated — 0.2%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	262,008
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	270,576

		532,584

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	$250,000	$261,250

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	505,000

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	405,000	423,225

Pipelines — 0.4%
El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	646,806
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,464

		901,270

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	287,176

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	264,338
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	288,194
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	269,053
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	258,770
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	261,276
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	282,734
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	261,975
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	264,481
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	270,754
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	247,159

		2,668,734

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	271,997

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(2)(7)	$125,000	$13

Special Purpose Entity — 0.1%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(4)	250,000	270,196

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	276,028

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	264,340

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	578,870

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	250,000	267,370
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	227,020

		494,390

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	255,439
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	265,641

		521,080

Total U.S. Corporate Bonds & Notes (cost $26,775,695)		28,421,785

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.78% due 05/15/2018	250,000	251,537
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	265,917

		517,454

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	576,250

Security Description	Principal Amount	Value (Note 2)
Cruise Lines (continued)
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	$500,000	$545,625

		1,121,875

Diversified Minerals — 0.4%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*(4)	250,000	256,616
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	539,422

		796,038

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	253,365
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	226,632

		479,997

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	560,768

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	265,814

Pipelines — 0.1%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	178,800	191,447

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.00% due 03/01/2021(4)	500,000	541,250

Transport-Marine — 0.2%
Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	515,000

Total Foreign Corporate Bonds & Notes (cost $4,669,502)		4,989,643

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 2.8%
2.00% due 06/01/2028	91,365	90,183
2.50% due 02/01/2028	253,433	257,516
3.00% due 01/01/2027	266,779	276,860
3.00% due 02/01/2027	70,155	72,807
3.00% due 10/01/2042	317,441	314,594
3.00% due 05/01/2043	189,687	187,691
3.50% due 02/01/2042	292,260	300,799
3.50% due 07/01/2042	341,526	351,503
3.50% due 09/01/2042	123,211	126,810
3.50% due 10/01/2042	183,029	188,484
4.00% due 08/01/2026	121,609	130,179
4.00% due 12/01/2040	392,383	416,484

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 07/01/2039	$627,557	$685,279
4.50% due 11/01/2043	190,731	209,471
5.00% due 04/01/2035	123,692	137,335
5.00% due 01/01/2040	182,663	202,651
5.50% due 11/01/2017	24,506	26,020
5.50% due 01/01/2018	22,978	24,397
5.50% due 11/01/2018	88,557	94,513
5.50% due 05/01/2031	49,466	55,529
5.50% due 01/01/2036	96,911	108,935
6.00% due 04/01/2017	16,700	17,525
6.00% due 05/01/2017	27,649	28,961
6.00% due 05/01/2031	22,720	25,832
6.00% due 09/01/2032	17,713	20,060
6.00% due 01/01/2035	391,127	434,616
6.50% due 01/01/2032	106,447	122,888
7.00% due 02/01/2015	495	501
7.00% due 03/01/2015	1,312	1,325
7.00% due 06/01/2015	623	626
7.00% due 03/01/2016	7,446	7,550
7.00% due 01/01/2032	13,349	15,024
7.50% due 12/01/2030	29,301	32,121

7.50% due 01/01/2031	49,276	56,423
7.50% due 02/01/2031	4,404	5,039
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(6)	181,801	178,635
Series 4033, Class ED
2.50% due 10/15/2036(6)	337,767	340,026
Series 4206, Class NY
3.00% due 05/15/2033(6)	300,000	284,749
Series 4121, Class UI
3.50% due 10/15/2042(6)(8)	728,988	157,091
Series 3924, Class LB
4.00% due 05/15/2039(6)	200,000	207,822
Series 4135, Class DI
4.00% due 11/15/2042(6)(8)	452,959	95,961
Series 3844, Class QE
4.50% due 12/15/2040(6)	81,850	87,935

		6,378,750

Federal National Mtg. Assoc. — 4.3%
2.00% due 10/01/2027	337,934	334,035
2.00% due 02/01/2028	87,358	86,350
2.50% due 05/01/2027	295,000	300,063
2.50% due 06/01/2027	476,225	484,420
3.00% due 04/01/2027	79,290	82,465
3.00% due 10/01/2042	177,380	175,873
3.00% due 12/01/2042	182,320	180,656
3.00% due 02/01/2043	437,813	433,975
3.00% due 04/01/2043	236,814	233,855
3.50% due 08/01/2033	281,971	295,354
3.50% due 03/01/2042	247,409	255,075
3.50% due 07/01/2042	137,387	141,643
3.50% due 09/01/2042	196,291	202,612
3.50% due 11/01/2042	271,870	280,625
4.00% due 09/01/2040	291,181	309,818
4.00% due 12/01/2040	219,744	234,002
4.00% due 01/01/2041	297,642	316,324
4.00% due 02/01/2041	166,546	177,000
4.00% due 11/01/2041	197,051	209,756
4.00% due 08/01/2043	477,771	509,472

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 01/01/2041	$263,599	$289,565
4.50% due 05/01/2041	123,993	134,543
4.50% due 09/01/2041	135,942	147,388
4.50% due 09/01/2043	572,637	628,791
4.50% due 10/01/2043	187,986	205,920
5.00% due 05/01/2033	90,523	102,624
5.00% due 02/01/2040	264,209	297,811
5.00% due 05/01/2040	137,226	153,117
5.00% due 07/01/2040	248,731	281,543
5.00% due 07/01/2041	440,349	498,972
5.50% due 02/01/2034	293,259	322,879
6.00% due 08/01/2018	5,965	6,713
6.00% due 05/01/2031	12,202	13,907
6.00% due 08/01/2031	104,742	118,933
6.00% due 04/01/2032	28,990	33,033
6.50% due 06/01/2019	9,926	11,193
6.50% due 09/01/2024	28,692	32,351
6.50% due 09/01/2025	4,944	5,584
6.50% due 11/01/2025	8,634	9,753
6.50% due 05/01/2026	12,852	14,521
6.50% due 11/01/2027	786	888
6.50% due 01/01/2032	3,600	4,070

6.50% due 04/01/2032	56,388	63,706
6.50% due 12/01/2032	33,233	37,515
6.50% due 10/01/2037	82,403	92,913
7.00% due 05/01/2015	176	176
7.00% due 12/01/2015	211	211
7.00% due 04/01/2016	3,604	3,659
7.00% due 05/01/2029	8,839	9,762
7.00% due 09/01/2029	7,305	7,630
7.00% due 12/01/2029	1,195	1,208
7.00% due 01/01/2031	4,082	4,582
7.50% due 11/01/2030	17,930	20,325
7.50% due 01/01/2031	77,499	81,859
7.50% due 02/01/2031	19,698	21,436
7.50% due 03/01/2031	15,197	16,602
8.00% due 01/01/2016	19,906	20,468
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(6)	89,308	85,763
Series 2013-2, Class BI
2.50% due 02/25/2028(6)(8)	845,540	92,861
Series 2012-16, Class GC
2.50% due 11/25/2041(6)	159,832	152,298
Series 2012-141, Class PB
2.50% due 12/25/2042(6)	200,000	177,046
Series 2012-149, Class IC
3.50% due 01/25/2028(6)(8)	693,848	97,314
Series 2012-125, Class IG
3.50% due 11/25/2042(6)(8)	639,574	128,455
Series 2002-16, Class TM
7.00% due 04/25/2032(6)	172,355	198,112

		9,871,373

Government National Mtg. Assoc. — 2.9%
3.00% due 11/15/2042	326,202	329,303
3.00% due 02/15/2043	287,232	289,963
3.50% due 05/20/2027	99,165	105,153
3.50% due 11/15/2041	212,003	220,887
3.50% due 09/15/2042	245,406	255,673
3.50% due 01/15/2044	155,832	162,389
4.00% due 08/15/2041	158,281	169,441

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 05/15/2039	$95,866	$104,518
4.50% due 10/15/2039	180,779	197,612
5.00% due 02/15/2040	145,792	160,958
5.50% due 07/20/2033	175,562	197,724
5.50% due 02/20/2034	120,808	137,302
6.00% due 05/20/2032	44,273	50,068
6.00% due 07/20/2033	111,257	125,803
6.50% due 11/15/2023	29,841	33,986
6.50% due 12/15/2023	73,392	83,387
6.50% due 02/15/2024	28,183	32,103
6.50% due 03/20/2027	1,577	1,788
6.50% due 04/20/2027	10,165	11,506
6.50% due 04/20/2034	59,067	66,718
7.00% due 12/15/2022	4,381	4,438
7.00% due 05/15/2023	2,122	2,141
7.00% due 06/15/2023	1,907	1,953
7.00% due 12/15/2023	5,133	5,857
7.00% due 04/15/2028	11,819	12,353
7.50% due 08/15/2030	14,439	14,887
7.50% due 09/15/2030	4,630	4,939

7.50% due 11/15/2030	19,262	20,920
7.50% due 01/15/2031	12,920	14,729
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(5)(8)	1,262,731	87,856
Series 2013-74, Class IO VRS
0.80% due 12/16/2053 VRS(5)(8)	2,178,895	142,129
Series 2013-57, Class IO VRS
0.81% due 06/16/2054(5)(8)	2,934,289	162,081
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(5)(8)	1,945,568	135,125
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(5)(8)	2,430,589	175,802
Series 2014-1, Class IO VRS
0.89% due 09/16/2055(5)(8)	3,983,509	243,070
Series 2013-80, Class IO VRS
0.92% due 03/16/2052(5)(8)	3,434,264	283,526
Series 2013-101, Class IO VRS
0.93% due 10/16/2054(5)(8)	2,949,211	176,460
Series 2012-131, Class IO VRS
0.93% due 02/16/2053(5)(8)	1,940,232	160,263
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(5)(8)	1,367,805	97,742
Series 2012-44, Class IO VRS
0.98% due 03/16/2049(5)(8)	1,997,968	123,259
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(5)(8)	1,936,788	144,205
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(5)(8)	2,254,682	156,401
Series 2012-19, Class IO VRS
1.43% due 08/16/2052(5)(8)	1,277,841	82,076
Series 2011-126, Class IO VRS
1.56% due 04/16/2053(5)(8)	3,693,438	252,173
Series 2013-55, Class AB
1.58% due 12/16/2042(5)	96,011	94,713
Series 2014-92, Class AB
1.78% due 06/16/2040(2)(5)	100,000	100,250
Series 2014-13, Class A
2.60% due 09/16/2042(5)	297,649	311,647
Series 2009-94, Class KB
3.00% due 09/16/2039(6)	72,181	74,145

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2014-13, Class VA VRS
3.00% due 01/16/2054(5)	$176,196	$192,302
Series 2011-27, Class CB
3.47% due 07/16/2045 VRS(5)	250,000	259,787
Series 2012-3, Class LA
3.50% due 03/20/2038(6)	321,084	335,668
Series 2011-128, Class BI
4.00% due 09/16/2026(6)(8)	922,683	102,163
Series 2010-165, Class IP
4.00% due 04/20/2038(6)(8)	645,609	85,436
Series 2002-70, Class PA
4.50% due 08/20/2032(6)	12,632	13,148

		6,809,926

Sovereign Agency — 0.1%
Federal National Mtg. Assoc. Notes 1.88% due 02/19/2019	250,000	253,339

Total U.S. Government Agencies (cost $22,933,390)		23,313,388

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.2%
6.25% due 08/15/2023	300,000	395,719

United States Treasury Notes — 0.4%
2.75% due 02/15/2024	250,000	255,683
3.13% due 05/15/2021	700,000	747,305

		1,002,988

Total U.S. Government Treasuries (cost $1,349,261)		1,398,707

LOANS (9)(10) — 0.1%
Casino Hotels — 0.1%
CCM Merger, Inc. 5.00% due 02/01/2017(7) (cost $204,477)	204,477	204,221

Total Long-Term Investment Securities (cost $176,123,284)		224,475,578

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 06/30/2014, to be repurchased 07/01/2014 in the amount of $5,166,000 and collateralized by $4,835,000 of United States Treasury Notes, bearing interest at 3.38% due 11/15/2019 and having an approximate value of $5,270,150 (cost $5,166,000)	5,166,000	5,166,000

TOTAL INVESTMENTS (cost $181,289,284)(11)	99.5%	229,641,578
Other assets less liabilities	0.5	1,071,705

NET ASSETS	100.0%	$230,713,283

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities

34

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

was $11,496,938 representing 5.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Perpetual Maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2014.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $704,234 representing 0.3% of net assets.
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2014 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$2,810,562	$269,988	$—	$3,080,550
Telecommunication Equipment	184,543	559,365	—	743,908
Other Industries*	143,195,428	—	—	143,195,428
Exchange-Traded Funds	8,176,386	—	—	8,176,386
Preferred Securities/Capital Securities	—	1,405,000	—	1,405,000
Asset Backed Securities	—	8,563,360	—	8,563,360
Convertible Bonds & Notes	—	983,202	—	983,202
U.S. Corporate Bonds & Notes:
Medical-Biomedical/Gene	—	538,328	500,000	1,038,328
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	27,383,444	—	27,383,444
Foreign Corporate Bonds & Notes	—	4,989,643	—	4,989,643
U.S. Government Agencies:
Government National Mtg. Assoc.	—	6,709,676	100,250	6,809,926
Other U.S. Government Agencies*	—	16,503,462	—	16,503,462
U.S. Government Treasuries	—	1,398,707	—	1,398,707
Loans	—	204,221	—	204,221
Repurchase Agreement	—	5,166,000	—	5,166,000

Total	$154,366,919	$74,674,396	$600,263	$229,641,578

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	5.5%
Medical-Biomedical/Gene	4.3
Oil Companies-Integrated	4.0
Diversified Banking Institutions	3.7
Oil Companies-Exploration & Production	3.5
Retail-Drug Store	3.5
Banks-Super Regional	3.4
Web Portals/ISP	3.3
Computers	3.3
Commercial Services-Finance	3.2
Diversified Manufacturing Operations	2.9
Applications Software	2.5
Retail-Discount	2.4
Multimedia	2.4
Cosmetics & Toiletries	2.3
Repurchase Agreements	2.2
Exchange-Traded Funds	2.2
Retail-Apparel/Shoe	2.1
Electric-Integrated	2.0
Aerospace/Defense-Equipment	1.9
Investment Management/Advisor Services	1.9
Aerospace/Defense	1.8
Computer Services	1.7
Insurance-Multi-line	1.7
Medical-Generic Drugs	1.4
Consulting Services	1.4
Retail-Building Products	1.4
Semiconductor Components-Integrated Circuits	1.4
E-Commerce/Services	1.4
Medical-Wholesale Drug Distribution	1.3
Oil-Field Services	1.3
Beverages-Non-alcoholic	1.2
Medical-HMO	1.2
E-Commerce/Products	1.2
Insurance Brokers	1.2
Enterprise Software/Service	1.2
Chemicals-Diversified	1.2
Telephone-Integrated	1.2
Cable/Satellite TV	1.0
Coatings/Paint	1.0
Food-Misc./Diversified	1.0
Apparel Manufacturers	1.0
Tobacco	1.0
Containers-Metal/Glass	1.0
Computer Software	0.9
Insurance-Life/Health	0.8
Medical Products	0.8
Computers-Integrated Systems	0.8
Electric Products-Misc.	0.7
Entertainment Software	0.7
Internet Security	0.7
Medical Information Systems	0.7
Real Estate Investment Trusts	0.6
Rental Auto/Equipment	0.6
Physicians Practice Management	0.6
Finance-Consumer Loans	0.5
Banks-Commercial	0.4
Independent Power Producers	0.3

100.8%

*	Calculated as a percentage of net assets

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Aerospace/Defense — 1.8%
Boeing Co.	12,645	$1,608,823
TransDigm Group, Inc.	4,965	830,446

		2,439,269

Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	22,185	2,561,258

Apparel Manufacturers — 1.0%
Ralph Lauren Corp.	8,465	1,360,241

Applications Software — 2.5%
Intuit, Inc.	16,800	1,352,904
Microsoft Corp.	22,505	938,458
salesforce.com, Inc.†	18,600	1,080,288

		3,371,650

Banks-Commercial — 0.4%
Zions Bancorporation	19,555	576,286

Banks-Super Regional — 3.4%
PNC Financial Services Group, Inc.	21,820	1,943,071
Wells Fargo & Co.	51,605	2,712,359

		4,655,430

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	23,855	1,694,421

Cable/Satellite TV — 1.0%
DIRECTV†	16,080	1,366,961

Chemicals-Diversified — 1.2%
Dow Chemical Co.	32,065	1,650,065

Coatings/Paint — 1.0%
Sherwin-Williams Co.	6,595	1,364,571

Commercial Services-Finance — 3.2%
Automatic Data Processing, Inc.	20,560	1,629,997
Equifax, Inc.	17,690	1,283,232
MasterCard, Inc., Class A	18,770	1,379,032

		4,292,261

Computer Services — 1.7%
Accenture PLC, Class A	16,620	1,343,561
Cognizant Technology Solutions Corp., Class A†	19,560	956,679

		2,300,240

Computer Software — 0.9%
Akamai Technologies, Inc.†	20,430	1,247,456

Computers — 3.3%
Apple, Inc.	48,080	4,468,074

Computers-Integrated Systems — 0.8%
Jack Henry & Associates, Inc.	17,405	1,034,379

Consulting Services — 1.4%
Genpact, Ltd.†	59,990	1,051,625
Verisk Analytics, Inc., Class A†	14,330	860,086

		1,911,711

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	25,910	1,289,282

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 2.3%
Coty, Inc., Class A	75,320	$1,290,232
Estee Lauder Cos., Inc., Class A	24,960	1,853,529

		3,143,761

Diversified Banking Institutions — 3.7%
Citigroup, Inc.	34,335	1,617,179
JPMorgan Chase & Co.	39,025	2,248,620
Morgan Stanley	33,910	1,096,310

		4,962,109

Diversified Manufacturing Operations — 2.9%
Dover Corp.	13,740	1,249,653
Eaton Corp. PLC	14,920	1,151,526
Illinois Tool Works, Inc.	16,925	1,481,953

		3,883,132

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	5,145	1,670,993

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	1,540	1,852,620

Electric Products-Misc. — 0.7%
AMETEK, Inc.	19,355	1,011,879

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	22,615	1,261,239
NextEra Energy, Inc.	10,030	1,027,874
Pinnacle West Capital Corp.	7,880	455,779

		2,744,892

Enterprise Software/Service — 1.2%
Oracle Corp.	40,920	1,658,488

Entertainment Software — 0.7%
Activision Blizzard, Inc.	44,180	985,214

Finance-Consumer Loans — 0.5%
Ocwen Financial Corp.†	11,580	429,618
Santander Consumer USA Holdings, Inc.	11,200	217,728

		647,346

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	36,280	1,364,491

Independent Power Producers — 0.3%
NRG Energy, Inc.	11,200	416,640

Insurance Brokers — 1.2%
Aon PLC	18,480	1,664,863

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	12,815	1,137,588

Insurance-Multi-line — 1.7%
ACE, Ltd.	10,260	1,063,962
Hartford Financial Services Group, Inc.	18,220	652,458
MetLife, Inc.	10,115	561,990

		2,278,410

Internet Security — 0.7%
VeriSign, Inc.†	19,760	964,486

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	12,760	1,531,200
BlackRock, Inc.	3,130	1,000,348

		2,531,548

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.7%
Cerner Corp.†	17,750	$915,545

Medical Products — 0.8%
Zimmer Holdings, Inc.	10,425	1,082,740

Medical-Biomedical/Gene — 4.3%
Biogen Idec, Inc.†	4,375	1,379,481
Cubist Pharmaceuticals, Inc.†	15,055	1,051,140
Gilead Sciences, Inc.†	30,510	2,529,584
Regeneron Pharmaceuticals, Inc.†	3,250	918,028

		5,878,233

Medical-Drugs — 5.5%
Bristol-Myers Squibb Co.	43,230	2,097,087
Eli Lilly & Co.	23,510	1,461,617
Merck & Co., Inc.	50,860	2,942,251
Salix Pharmaceuticals, Ltd.†	7,780	959,663

		7,460,618

Medical-Generic Drugs — 1.4%
Actavis PLC†	8,690	1,938,304

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	20,455	1,672,196

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	9,775	1,820,203

Multimedia — 2.4%
Time Warner, Inc.	29,750	2,089,938
Viacom, Inc., Class B	13,717	1,189,675

		3,279,613

Oil Companies-Exploration & Production — 3.5%
Anadarko Petroleum Corp.	15,705	1,719,226
Chesapeake Energy Corp.	29,655	921,677
Cobalt International Energy, Inc.†	37,470	687,575
EOG Resources, Inc.	12,190	1,424,524

		4,753,002

Oil Companies-Integrated — 4.0%
Chevron Corp.	19,030	2,484,367
Exxon Mobil Corp.	19,490	1,962,253
Phillips 66	12,000	965,160

		5,411,780

Oil-Field Services — 1.3%
Halliburton Co.	25,170	1,787,322

Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	23,470	842,808

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	37,530	878,577

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	30,695	860,381

Retail-Apparel/Shoe — 2.1%
PVH Corp.	13,772	1,605,815
Ross Stores, Inc.	19,480	1,288,213

		2,894,028

Retail-Building Products — 1.4%
Lowe’s Cos., Inc.	39,260	1,884,087

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount — 2.4%
Costco Wholesale Corp.	14,635	$1,685,367
Dollar Tree, Inc.†	29,385	1,600,307

		3,285,674

Retail-Drug Store — 3.5%
CVS Caremark Corp.	32,475	2,447,641
Walgreen Co.	30,685	2,274,679

		4,722,320

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	23,430	1,855,656

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	1

Telephone-Integrated — 1.2%
AT&T, Inc.	45,670	1,614,891

Tobacco — 1.0%
Altria Group, Inc.	31,125	1,305,382

Web Portals/ISP — 3.3%
Google, Inc., Class A†	2,915	1,704,313
Google, Inc., Class C†	3,155	1,815,008
Yahoo!, Inc.†	28,790	1,011,393

		4,530,714

Total Common Stocks (cost $111,889,364)		131,176,090

EXCHANGE-TRADED FUNDS — 2.2%
SPDR S&P 500 ETF Trust (cost $2,958,649)	15,100	2,955,372

Total Long-Term Investment Securities (cost $114,848,013)		134,131,462

REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$690,000	690,000
Barclays Capital PLC Joint Repurchase Agreement(1)	660,000	660,000
BNP Paribas SA Joint Repurchase Agreement(1)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(1)	605,000	605,000
UBS Securities LLC Joint Repurchase Agreement(1)	655,000	655,000

Total Repurchase Agreements (cost $3,050,000)		3,050,000

TOTAL INVESTMENTS (cost $117,898,013)(2)	100.8%	137,181,462
Liabilities in excess of other assets	(0.8)	(1,087,217)

NET ASSETS	100.0%	$136,094,245

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis

ETF — Exchange-Traded Fund

38

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$7,460,618	$—	$—	$7,460,618
Other Industries*	123,715,472	—	—	123,715,472
Exchange-Traded Funds	2,955,372	—	—	2,955,372
Repurchase Agreements	—	3,050,000	—	3,050,000

Total	$134,131,462	$3,050,000	$—	$137,181,462

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	7.5%
Oil Companies-Exploration & Production	7.4
Medical-Biomedical/Gene	3.7
Investment Management/Advisor Services	2.8
Diversified Banking Institutions	2.7
Medical-HMO	2.1
Transport-Services	2.0
Repurchase Agreements	1.9
Insurance-Life/Health	1.9
Applications Software	1.8
Aerospace/Defense	1.8
Banks-Super Regional	1.8
Insurance-Multi-line	1.7
Distribution/Wholesale	1.7
E-Commerce/Services	1.6
Transport-Rail	1.5
Networking Products	1.4
Medical-Generic Drugs	1.3
Commercial Services-Finance	1.3
Motorcycle/Motor Scooter	1.3
Computer Services	1.3
Entertainment Software	1.3
Insurance-Property/Casualty	1.3
Computers	1.3
Schools	1.3
Banks-Commercial	1.2
Retail-Building Products	1.2
Real Estate Investment Trusts	1.2
Oil Field Machinery & Equipment	1.1
Building-Residential/Commercial	1.1
Electric-Integrated	1.1
Retail-Major Department Stores	1.1
Internet Content-Entertainment	1.0
Beverages-Wine/Spirits	1.0
Retail-Auto Parts	1.0
Industrial Gases	1.0
Retail-Discount	1.0
Computer Software	0.9
Oil Companies-Integrated	0.9
Insurance Brokers	0.9
Toys	0.9
Medical-Wholesale Drug Distribution	0.9
Retail-Restaurants	0.9
Wire & Cable Products	0.8
Office Furnishings-Original	0.8
Retail-Automobile	0.8
Web Hosting/Design	0.8
E-Services/Consulting	0.8
Computer Aided Design	0.8
Oil-Field Services	0.8
Medical Instruments	0.8
Electronic Measurement Instruments	0.8
Brewery	0.8
Electronic Connectors	0.7
Enterprise Software/Service	0.7
Electric Products-Misc.	0.7
Financial Guarantee Insurance	0.7
Retail-Appliances	0.6
Beverages-Non-alcoholic	0.6
Independent Power Producers	0.6
Medical Information Systems	0.6

Engineering/R&D Services	0.6%
Internet Security	0.6
Tobacco	0.6
Containers-Paper/Plastic	0.6
Computers-Memory Devices	0.5
Steel-Producers	0.5
Oil & Gas Drilling	0.5
Retail-Apparel/Shoe	0.5
Medical-Hospitals	0.5
Television	0.5
Computers-Integrated Systems	0.4
Machinery-Pumps	0.4
Casino Hotels	0.4
Machinery-Farming	0.4
Exchange-Traded Funds	0.4
Oil Refining & Marketing	0.4
Insurance-Reinsurance	0.4
Chemicals-Diversified	0.3
Gas-Transportation	0.3
Retail-Vitamins & Nutrition Supplements	0.3
Banks-Fiduciary	0.3
Appliances	0.3
Gold Mining	0.3
Electronic Components-Semiconductors	0.3
Multimedia	0.3
Cellular Telecom	0.2
Cable/Satellite TV	0.2
Real Estate Management/Services	0.2
Web Portals/ISP	0.2
Metal-Diversified	0.2
Finance-Investment Banker/Broker	0.2
Cosmetics & Toiletries	0.2
Cruise Lines	0.2
Building & Construction Products-Misc.	0.2
Electronic Parts Distribution	0.2
Agricultural Operations	0.1
Retail-Bedding	0.1
Semiconductor Components-Integrated Circuits	0.1

100.2%

*	Calculated as a percentage of net assets

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	36,446	$5,857,966
Northrop Grumman Corp.	43,254	5,174,476

		11,032,442

Agricultural Operations — 0.1%
Bunge, Ltd.	8,580	648,991

Appliances — 0.3%
Electrolux AB, Series B	64,596	1,633,861

Applications Software — 1.8%
Intuit, Inc.	49,640	3,997,509
Microsoft Corp.	143,448	5,981,782
Verint Systems, Inc.†	23,800	1,167,390

		11,146,681

Banks-Commercial — 1.2%
First Republic Bank	52,665	2,896,049
M&T Bank Corp.	36,965	4,585,508

		7,481,557

Banks-Fiduciary — 0.3%
Northern Trust Corp.	29,015	1,863,053

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	120,003	10,686,267

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	53,810	3,822,124

Beverages-Wine/Spirits — 1.0%
Diageo PLC	153,386	4,898,339
Treasury Wine Estates, Ltd.	299,007	1,412,562

		6,310,901

Brewery — 0.8%
Anheuser-Busch InBev NV ADR	40,044	4,602,657

Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	18,125	1,040,919

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	197,775	4,861,309
Lennar Corp., Class A	34,545	1,450,199
Toll Brothers, Inc.†	9,135	337,082

		6,648,590

Cable/Satellite TV — 0.2%
DIRECTV†	17,125	1,455,796

Casino Hotels — 0.4%
Las Vegas Sands Corp.	35,450	2,701,999

Cellular Telecom — 0.2%
NTT DOCOMO, Inc.	89,200	1,525,042

Chemicals-Diversified — 0.3%
Celanese Corp., Series A	32,095	2,063,067

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	38,263	3,033,491
Equifax, Inc.	58,715	4,259,186
Global Payments, Inc.	11,420	831,947

		8,124,624

Computer Aided Design — 0.8%
Autodesk, Inc.†	83,130	4,686,869

Computer Services — 1.3%
Accenture PLC, Class A	68,013	5,498,171

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Cognizant Technology Solutions Corp., Class A†	50,395	$2,464,819

		7,962,990

Computer Software — 0.9%
Akamai Technologies, Inc.†	93,840	5,729,870

Computers — 1.3%
Apple, Inc.	50,470	4,690,177
Hewlett-Packard Co.	90,590	3,051,071

		7,741,248

Computers-Integrated Systems — 0.4%
Teradata Corp.†	68,010	2,734,002

Computers-Memory Devices — 0.5%
EMC Corp.	126,735	3,338,200

Containers-Paper/Plastic — 0.6%
Packaging Corp. of America	49,180	3,515,878

Cosmetics & Toiletries — 0.2%
Coty, Inc., Class A	67,375	1,154,134

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	33,200	1,052,440

Distribution/Wholesale — 1.7%
Fastenal Co.	62,735	3,104,755
Fossil Group, Inc.†	24,200	2,529,384
WESCO International, Inc.†	53,920	4,657,610

		10,291,749

Diversified Banking Institutions — 2.7%
Citigroup, Inc.	72,290	3,404,859
Goldman Sachs Group, Inc.	21,515	3,602,471
JPMorgan Chase & Co.	162,095	9,339,914

		16,347,244

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	3,100	3,729,300
TripAdvisor, Inc.†	55,445	6,024,654

		9,753,954

E-Services/Consulting — 0.8%
CDW Corp.	148,315	4,728,282

Electric Products-Misc. — 0.7%
AMETEK, Inc.	81,325	4,251,671

Electric-Integrated — 1.1%
Edison International	54,440	3,163,509
Xcel Energy, Inc.	104,875	3,380,121

		6,543,630

Electronic Components-Semiconductors — 0.3%
Microsemi Corp.†	58,590	1,567,868

Electronic Connectors — 0.7%
Amphenol Corp., Class A	45,190	4,353,605

Electronic Measurement Instruments — 0.8%
Trimble Navigation, Ltd.†	124,690	4,607,295

Electronic Parts Distribution — 0.2%
Rexel SA	42,209	987,169

Engineering/R&D Services — 0.6%
Jacobs Engineering Group, Inc.†	56,580	3,014,583
KBR, Inc.	25,505	608,294

		3,622,877

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 0.7%
Oracle Corp.	106,082	$4,299,503

Entertainment Software — 1.3%
Activision Blizzard, Inc.	354,510	7,905,573

Finance-Investment Banker/Broker — 0.2%
Raymond James Financial, Inc.	23,700	1,202,301

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	167,208	4,096,596

Gas-Transportation — 0.3%
Snam SpA	331,392	1,996,611

Gold Mining — 0.3%
Barrick Gold Corp.	86,525	1,583,408

Independent Power Producers — 0.6%
NRG Energy, Inc.	102,255	3,803,886

Industrial Gases — 1.0%
Praxair, Inc.	45,749	6,077,297

Insurance Brokers — 0.9%
Marsh & McLennan Cos., Inc.	102,497	5,311,395

Insurance-Life/Health — 1.9%
Aflac, Inc.	31,811	1,980,235
Lincoln National Corp.	67,090	3,451,110
Principal Financial Group, Inc.	64,440	3,252,931
Prudential Financial, Inc.	16,895	1,499,769
Unum Group	34,275	1,191,399

		11,375,444

Insurance-Multi-line — 1.7%
ACE, Ltd.	42,981	4,457,130
MetLife, Inc.	108,175	6,010,203

		10,467,333

Insurance-Property/Casualty — 1.3%
Fairfax Financial Holdings, Ltd.	7,300	3,463,199
Markel Corp.†	6,700	4,392,788

		7,855,987

Insurance-Reinsurance — 0.4%
Reinsurance Group of America, Inc.	27,910	2,202,099

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	28,995	1,951,074
Pandora Media, Inc.†	150,560	4,441,520

		6,392,594

Internet Security — 0.6%
VeriSign, Inc.†	73,620	3,593,392

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	26,545	3,185,400
Artisan Partners Asset Management, Inc., Class A	41,895	2,374,609
BlackRock, Inc.	16,784	5,364,166
Waddell & Reed Financial, Inc., Class A	97,169	6,081,808

		17,005,983

Machinery-Farming — 0.4%
AGCO Corp.	47,015	2,643,183

Machinery-Pumps — 0.4%
Flowserve Corp.	36,508	2,714,370

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.6%
IMS Health Holdings, Inc.†	147,600	$3,790,368

Medical Instruments — 0.8%
Medtronic, Inc.	72,903	4,648,295

Medical-Biomedical/Gene — 3.7%
Amgen, Inc.	24,160	2,859,819
Gilead Sciences, Inc.†	47,495	3,937,810
Illumina, Inc.†	16,740	2,988,760
Incyte Corp., Ltd.†	69,950	3,947,978
Medivation, Inc.†	51,755	3,989,275
Regeneron Pharmaceuticals, Inc.†	12,670	3,578,895
Vertex Pharmaceuticals, Inc.†	15,660	1,482,689

		22,785,226

Medical-Drugs — 7.5%
Almirall SA†	58,411	947,789
Bristol-Myers Squibb Co.	293,111	14,218,815
Eli Lilly & Co.	32,620	2,027,985
Johnson & Johnson	44,044	4,607,883
Merck & Co., Inc.	243,657	14,095,557
Roche Holding AG	21,996	6,560,602
Salix Pharmaceuticals, Ltd.†	25,150	3,102,253

		45,560,884

Medical-Generic Drugs — 1.3%
Actavis PLC†	36,765	8,200,433

Medical-HMO — 2.1%
Aetna, Inc.	41,460	3,361,577
UnitedHealth Group, Inc.	81,360	6,651,180
WellPoint, Inc.	26,670	2,869,958

		12,882,715

Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	29,730	2,846,945

Medical-Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	76,775	5,263,694

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	24,925	1,352,929

Motorcycle/Motor Scooter — 1.3%
Harley-Davidson, Inc.	116,270	8,121,459

Multimedia — 0.3%
Quebecor, Inc., Class B	63,800	1,543,804

Networking Products — 1.4%
Cisco Systems, Inc.	338,615	8,414,583

Office Furnishings-Original — 0.8%
Herman Miller, Inc.	118,625	3,587,220
Knoll, Inc.	81,050	1,404,596

		4,991,816

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	59,423	3,118,519

Oil Companies-Exploration & Production — 7.4%
Anadarko Petroleum Corp.	27,864	3,050,272
BG Group PLC	277,762	5,870,719
Cabot Oil & Gas Corp.	52,540	1,793,716
Canadian Natural Resources, Ltd.	68,065	3,124,864
Continental Resources, Inc.†	50,065	7,912,273
Energen Corp.	49,365	4,387,561
EQT Corp.	36,465	3,898,108
Pioneer Natural Resources Co.	33,130	7,613,605
QEP Resources, Inc.	52,565	1,813,492

42

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Range Resources Corp.	40,485	$3,520,171
Southwestern Energy Co.†	37,755	1,717,475
Whiting Petroleum Corp.†	8,490	681,323

		45,383,579

Oil Companies-Integrated — 0.9%
Chevron Corp.	41,845	5,462,865

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	44,390	3,005,647
National Oilwell Varco, Inc.	45,245	3,725,926

		6,731,573

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	50,430	2,203,287

Oil-Field Services — 0.8%
Baker Hughes, Inc.	13,595	1,012,148
Halliburton Co.	34,475	2,448,070
Trican Well Service, Ltd.	74,200	1,198,131

		4,658,349

Real Estate Investment Trusts — 1.2%
AvalonBay Communities, Inc.	20,235	2,877,215
Boston Properties, Inc.	13,960	1,649,793
Plum Creek Timber Co., Inc.	24,120	1,087,812
SL Green Realty Corp.	3,460	378,558
Weyerhaeuser Co.	35,645	1,179,493

		7,172,871

Real Estate Management/Services — 0.2%
Realogy Holdings Corp.†	38,485	1,451,269

Retail-Apparel/Shoe — 0.5%
PVH Corp.	18,036	2,102,998
Vera Bradley, Inc.†	44,685	977,261

		3,080,259

Retail-Appliances — 0.6%
Conn’s, Inc.†	79,435	3,923,295

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	45,825	6,182,709

Retail-Automobile — 0.8%
CarMax, Inc.†	95,845	4,984,898

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,560	605,933

Retail-Building Products — 1.2%
Home Depot, Inc.	13,160	1,065,434
Lowe’s Cos., Inc.	130,581	6,266,582

		7,332,016

Retail-Discount — 1.0%
Dollar Tree, Inc.†	50,875	2,770,652
Wal-Mart Stores, Inc.	43,440	3,261,041

		6,031,693

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	123,019	6,538,460

Retail-Restaurants — 0.9%
McDonald’s Corp.	51,719	5,210,172

Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	55,325	1,886,582

Security Description	Shares/ Principal Amount	Value (Note 2)
Schools — 1.3%
American Public Education, Inc.†	95,125	$3,270,398
Grand Canyon Education, Inc.†	95,922	4,409,534

		7,679,932

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	12,600	426,006

Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	43,100	3,176,901

Television — 0.5%
CBS Corp., Class B	45,145	2,805,310

Tobacco — 0.6%
Imperial Tobacco Group PLC	78,303	3,524,404

Toys — 0.9%
Mattel, Inc.	135,514	5,280,981

Transport-Rail — 1.5%
Canadian National Railway Co.	59,890	3,894,048
Kansas City Southern	33,465	3,597,822
Norfolk Southern Corp.	15,470	1,593,874

		9,085,744

Transport-Services — 2.0%
FedEx Corp.	23,650	3,580,137
United Parcel Service, Inc., Class B	84,859	8,711,625

		12,291,762

Web Hosting/Design — 0.8%
Web.com Group, Inc.†	166,580	4,809,165

Web Portals/ISP — 0.2%
Google, Inc., Class C†	2,385	1,372,043

Wire & Cable Products — 0.8%
Belden, Inc.	65,052	5,084,464

Total Common Stocks (cost $562,753,464)		596,184,693

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (cost $2,532,203)	25,205	2,552,510

Total Long-Term Investment Securities (cost $565,285,667)		598,737,203

REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,610,000	2,610,000
Barclays Capital PLC Joint Repurchase Agreement(1)	2,515,000	2,515,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,675,000	1,675,000
Deutsche Bank AG Joint Repurchase Agreement(1)	2,310,000	2,310,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,510,000	2,510,000

Total Repurchase Agreements (cost $11,620,000)		11,620,000

TOTAL INVESTMENTS (cost $576,905,667)(2)	100.2%	610,357,203
Liabilities in excess of other assets	(0.2)	(1,361,718)

NET ASSETS	100.0%	$608,995,485

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

43

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$45,560,884	$—	$—	$45,560,884
Oil Companies — Exploration & Production	45,383,579	—	—	45,383,579
Other Industries*	505,240,230	—	—	505,240,230
Exchange-Traded Funds	2,552,510	—	—	2,552,510
Repurchase Agreements	—	11,620,000	—	11,620,000

Total	$598,737,203	$11,620,000	$—	$610,357,203

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Computers	5.9%
E-Commerce/Services	5.5
Repurchase Agreements	5.4
Web Portals/ISP	5.1
Medical-Drugs	4.2
Medical-Biomedical/Gene	4.0
Oil Companies-Exploration & Production	3.4
Retail-Restaurants	3.3
Internet Content-Entertainment	2.8
Food-Retail	2.2
Building & Construction Products-Misc.	2.1
Semiconductor Components-Integrated Circuits	2.1
Enterprise Software/Service	2.0
Diversified Manufacturing Operations	2.0
Coffee	1.9
Human Resources	1.9
E-Commerce/Products	1.8
Retail-Building Products	1.8
Distribution/Wholesale	1.8
Medical-Generic Drugs	1.7
Hotels/Motels	1.7
Computer Aided Design	1.7
Investment Management/Advisor Services	1.5
Airlines	1.4
Electronic Design Automation	1.4
Entertainment Software	1.4
Internet Infrastructure Software	1.3
Computer Services	1.3
Medical Instruments	1.3
Lighting Products & Systems	1.3
Computers-Memory Devices	1.2
Appliances	1.2
Hazardous Waste Disposal	1.2
Applications Software	1.2
Industrial Automated/Robotic	1.1
Networking Products	1.1
Brewery	1.1
Internet Content-Information/News	1.1
Computer Software	1.0
Electronics-Military	1.0
Food-Dairy Products	1.0
Audio/Video Products	1.0
Filtration/Separation Products	1.0
Heart Monitors	1.0
Medical Labs & Testing Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Building-Residential/Commercial	0.8
Diversified Financial Services	0.8
Retail-Apparel/Shoe	0.8
Industrial Audio & Video Products	0.7
Electric Products-Misc.	0.7
Casino Hotels	0.7
Chemicals-Specialty	0.7
Motion Pictures & Services	0.7
Satellite Telecom	0.7
Electronic Components-Semiconductors	0.6
Cable/Satellite TV	0.3
Computer Graphics	0.3
Electronic Forms	0.3
Data Processing/Management	0.2

100.4%

*	Calculated as a percentage of net assets

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.4%
Airlines — 1.4%
Spirit Airlines, Inc.†	288,836	$18,265,989

Appliances — 1.2%
Whirlpool Corp.	116,069	16,159,126

Applications Software — 1.0%
salesforce.com, Inc.†	221,552	12,867,740
ServiceNow, Inc.†	17,600	1,090,496

		13,958,236

Audio/Video Products — 1.0%
Harman International Industries, Inc.	119,774	12,867,321

Auto/Truck Parts & Equipment-Original — 0.8%
Tenneco, Inc.†	169,452	11,132,996

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	123,760	14,224,974

Building & Construction Products-Misc. — 2.1%
Armstrong World Industries, Inc.†	272,382	15,642,898
Owens Corning	314,428	12,162,075

		27,804,973

Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	259,600	10,898,008

Cable/Satellite TV — 0.3%
DIRECTV†	50,884	4,325,649

Casino Hotels — 0.7%
Melco Crown Entertainment, Ltd. ADR†	266,970	9,533,499

Chemicals-Specialty — 0.7%
Platform Specialty Products Corp.†	329,228	9,228,261

Coffee — 1.9%
Keurig Green Mountain, Inc.	205,416	25,596,888

Computer Aided Design — 1.7%
Autodesk, Inc.†	394,891	22,263,955

Computer Graphics — 0.3%
Tableau Software, Inc., Class A†	54,918	3,917,301

Computer Services — 1.3%
IHS, Inc., Class A†	131,297	17,813,064

Computer Software — 1.0%
Akamai Technologies, Inc.†	221,381	13,517,524

Computers — 5.9%
Apple, Inc.	842,181	78,263,880

Computers-Memory Devices — 1.0%
SanDisk Corp.	129,149	13,487,030

Distribution/Wholesale — 1.8%
HD Supply Holdings, Inc.†	522,331	14,828,977
WESCO International, Inc.†	100,162	8,651,994

		23,480,971

Diversified Financial Services — 0.8%
Julius Baer Group, Ltd.	263,269	10,853,760

Diversified Manufacturing Operations — 2.0%
Danaher Corp.	169,125	13,315,211
Textron, Inc.	351,193	13,447,180

		26,762,391

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 1.5%
Amazon.com, Inc.†	60,381	$19,610,541

E-Commerce/Services — 4.8%
Netflix, Inc.†	51,966	22,896,219
Priceline Group, Inc.†	23,804	28,636,212
TripAdvisor, Inc.†	109,751	11,925,544

		63,457,975

Electronic Components-Semiconductors — 0.6%
SunEdison, Inc.†	354,255	8,006,163

Electronic Design Automation — 1.4%
Cadence Design Systems, Inc.†	1,041,244	18,211,358

Electronics-Military — 1.0%
Safran SA	205,162	13,432,591

Enterprise Software/Service — 2.0%
Concur Technologies, Inc.†	185,671	17,330,531
Tyler Technologies, Inc.†	103,884	9,475,260

		26,805,791

Entertainment Software — 1.4%
Activision Blizzard, Inc.	812,720	18,123,656

Filtration/Separation Products — 1.0%
Pall Corp.	150,375	12,840,521

Food-Dairy Products — 1.0%
WhiteWave Foods Co., Class A†	407,115	13,178,313

Food-Retail — 2.2%
Sprouts Farmers Market, Inc.†	313,137	10,245,842
Whole Foods Market, Inc.	500,514	19,334,856

		29,580,698

Hazardous Waste Disposal — 1.2%
Clean Harbors, Inc.†	250,052	16,065,841

Heart Monitors — 1.0%
HeartWare International, Inc.†	144,983	12,830,996

Hotels/Motels — 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	156,244	12,627,640
Wyndham Worldwide Corp.	132,110	10,003,369

		22,631,009

Human Resources — 1.9%
Manpowergroup, Inc.	174,087	14,771,282
Team Health Holdings, Inc.†	216,417	10,807,865

		25,579,147

Industrial Audio & Video Products — 0.7%
Imax Corp.†	338,931	9,652,755

Industrial Automated/Robotic — 1.1%
Cognex Corp.†	373,741	14,351,654

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	557,334	37,503,005

Internet Content-Information/News — 1.1%
Yelp, Inc.†	184,655	14,159,345

Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	161,132	17,956,550

Investment Management/Advisor Services — 1.5%
Artisan Partners Asset Management, Inc., Class A	143,715	8,145,766
BlackRock, Inc.	39,038	12,476,545

		20,622,311

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lighting Products & Systems — 1.3%
Acuity Brands, Inc.	122,321	$16,910,878

Medical Instruments — 1.3%
DexCom, Inc.†	430,632	17,078,865

Medical Labs & Testing Services — 0.9%
Covance, Inc.†	138,283	11,834,259

Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	105,849	12,529,346
Gilead Sciences, Inc.†	262,322	21,749,117
Incyte Corp., Ltd.†	115,866	6,539,477
Regeneron Pharmaceuticals, Inc.†	43,409	12,261,740

		53,079,680

Medical-Drugs — 4.2%
AstraZeneca PLC	155,271	11,534,044
Bristol-Myers Squibb Co.	551,004	26,729,204
H. Lundbeck A/S	157,938	3,886,919
Salix Pharmaceuticals, Ltd.†	117,712	14,519,775

		56,669,942

Medical-Generic Drugs — 1.7%
Actavis PLC†	105,073	23,436,533

Motion Pictures & Services — 0.7%
DreamWorks Animation SKG, Inc., Class A†	387,900	9,022,554

Networking Products — 1.1%
Palo Alto Networks, Inc.†	170,400	14,288,040

Oil Companies-Exploration & Production — 3.4%
Cobalt International Energy, Inc.†	203,962	3,742,703
Energen Corp.	153,863	13,675,343
Pioneer Natural Resources Co.	119,666	27,500,444

		44,918,490

Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	155,554	10,286,786

Retail-Building Products — 1.8%
Lowe’s Cos., Inc.	504,425	24,207,356

Retail-Restaurants — 3.3%
Bloomin’ Brands, Inc.†	520,972	11,685,402
Buffalo Wild Wings, Inc.†	79,679	13,203,607
Panera Bread Co., Class A†	128,130	19,197,718

		44,086,727

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	317,619	8,829,808

Semiconductor Components-Integrated Circuits — 2.1%
NXP Semiconductor NV†	419,733	27,777,930

Web Portals/ISP — 5.1%
Dropbox, Inc.†(1)(2)(3)	353,044	6,135,209
Google, Inc., Class A†	21,246	12,421,899
Google, Inc., Class C†	86,846	49,960,767

		68,517,875

Total Common Stocks (cost $984,495,888)		1,229,901,739

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 2.6%
Applications Software — 0.2%
New Relic, Inc. Series F†(1)(2)(3)	70,830	$2,049,395

Computers-Memory Devices — 0.2%
Pure Storage, Inc. Series F†(1)(2)(3)	177,438	2,790,372

Data Processing/Management — 0.2%
Cloudera, Inc. Series F†(1)(2)(3)	129,662	2,748,057

E-Commerce/Products — 0.3%
One Kings Lane, Inc. Series E†(1)(2)(3)	291,563	4,670,839

E-Commerce/Services — 0.7%
Uber Technologies, Inc. Series D†(1)(2)(3)	149,952	9,304,851

Electric Products-Misc. — 0.7%
Mobileye NV Series F2†(1)(2)(3)	196,222	9,648,236

Electronic Forms — 0.3%
Docusign, Inc. Series B†(1)(2)(3)	8,662	131,143
Docusign, Inc. Series B-1†(1)(2)(3)	2,594	39,273
Docusign, Inc. Series D†(1)(2)(3)	6,224	95,165
Docusign, Inc. Series E†(1)(2)(3)	160,967	3,380,307

		3,645,888

Total Convertible Preferred Securities (cost $29,719,110)		34,857,638

Total Long-Term Investment Securities (cost $1,014,214,998)		1,264,759,377

REPURCHASE AGREEMENTS — 5.4%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$15,950,000	15,950,000
Barclays Capital PLC Joint Repurchase Agreement(4)	15,420,000	15,420,000
BNP Paribas SA Joint Repurchase Agreement(4)	10,280,000	10,280,000
Deutsche Bank AG Joint Repurchase Agreement(4)	14,190,000	14,190,000
UBS Securities LLC Joint Repurchase Agreement(4)	15,395,000	15,395,000

Total Repurchase Agreements (cost $71,235,000)		71,235,000

TOTAL INVESTMENTS (cost $1,085,449,998)(5)	100.4%	1,335,994,377
Liabilities in excess of other assets	(0.4)	(5,496,644)

NET ASSETS	100.0%	$1,330,497,733

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of

47

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2014, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Cloudera, Inc., Series F
Convertible Preferred Security	02/05/2014	129,662	$1,887,879	$2,748,057	$21.19	0.2%
Docusign, Inc., Series B
Convertible Preferred Security	02/28/2014	8,662	113,753	131,143	15.14	0.0%
Docusign, Inc., Series B-1
Convertible Preferred Security	02/28/2014	2,594	34,065	39,273	15.14	0.0%
Docusign, Inc., Series D
Convertible Preferred Security	02/28/2014	6,224	81,736	95,165	15.29	0.0%
Docusign, Inc., Series E
Convertible Preferred Security	02/28/2014	160,967	2,113,883	3,380,307	21.00	0.3%
Dropbox, Inc.
Common Stock	05/01/2012	353,044	3,195,650	6,135,209	17.38	0.5%
Mobileye NV, Series F2
Convertible Preferred Security	08/13/2013	196,222	6,848,148	9,648,236	49.17	0.7%
New Relic, Inc., Series F
Convertible Preferred Security	04/16/2014	70,830	2,049,395	2,049,395	28.93	0.2%
One Kings Lane, Inc. Series E
Convertible Preferred Security	01/28/2014	291,563	4,495,027	4,670,839	16.02	0.3%
Pure Storage, Inc. Series F
Convertible Preferred Security	04/16/2014	177,438	2,790,372	2,790,372	15.73	0.2%
Uber Technologies, Inc. Series D
Convertible Preferred Security	06/05/2014	149,952	9,304,851	9,304,851	62.05	0.7%

				$40,992,847		3.1%

(3)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $40,992,847 representing 3.1% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

48

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Computers	$78,263,880	$—	$—	$78,263,880
Web Portals/ISP	62,382,666	—	6,135,209	68,517,875
Other Industries*	1,083,119,984	—	—	1,083,119,984
Convertible Preferred Securities	—	—	34,857,638	34,857,638
Repurchase Agreements	—	71,235,000	—	71,235,000

Total	$1,223,766,530	$71,235,000	$40,992,847	$1,335,994,377

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of 12/31/2013	$4,162,978	$7,631,074	$367,882
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	1,972,231	4,355,602	—
Change in unrealized depreciation(1)	—	—	(363,463)
Net purchases	—	22,870,962	—
Net sales	—	—	(4,419)
Transfers in of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 06/30/2014	$6,135,209	$34,857,638	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2014 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$1,972,231	$4,355,602	$—

49

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 06/30/2014	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$6,135,209	Market Comparable and Income Approach	Transaction Price of New Share Offering* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$19.1012 12.3x 19x(15.65x) 15.0% 17.0% 3.0%
Convertible Preferred Stock	$9,648,236	Market Comparable	2015 Estimate EBITDA Multiple* Discount for Lack of Marketability	13.29x 10.00%
	$3,645,888	Market Comparable with Option Pricing Method ("OPM")	2015 Estimate EBITDA Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years* Risk-free rate*	8.30x 10.0% 40.0% 1.5 0.1%
	$4,670,839	Market Comparable with Option Pricing Method ("OPM")	Last Twelve Month Revenue Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years* Risk-free rate*	1.9x 10.0% 40.0% 2.0 0.4%
	$14,144,618	Market Comparable	Transaction Price*	$15.7259-$62.0522 ($35.5707)
	$2,748,057	Market Comparable	Transaction Price*/ Implied Enterprise Value from a Market Transaction*	$14.56-$27.828 ($21.194)

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

EBITDA — Earnings Before Interest, Taxes, Depreciation, and Amortization

See Notes to Financial Statements

50

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	27.8%
Oil Companies-Integrated	24.7
Metal-Diversified	6.8
Diversified Minerals	4.3
Oil-Field Services	4.1
Metal-Iron	3.8
Metal-Copper	3.2
Pipelines	3.1
Gold Mining	3.0
Repurchase Agreements	2.7
Coal	2.2
Oil & Gas Drilling	2.1
Electronic Components-Semiconductors	2.0
Steel-Producers	1.9
Steel Pipe & Tube	1.8
Steel-Specialty	1.7
Machinery-Construction & Mining	1.6
Engineering/R&D Services	1.5
Agricultural Chemicals	1.4
Rubber & Vinyl	1.3

101.0%

*	Calculated as a percentage of net assets

51

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Agricultural Chemicals — 1.4%
Mosaic Co.	74,363	$3,677,250

Coal — 2.2%
CONSOL Energy, Inc.	91,447	4,212,963
Mongolian Mining Corp.†	22,529,320	1,424,361

		5,637,324

Diversified Minerals — 4.3%
Anglo American PLC	244,487	5,983,335
BHP Billiton PLC	59,972	1,939,308
Western Areas, Ltd.	685,250	2,985,242

		10,907,885

Electronic Components-Semiconductors — 2.0%
First Solar, Inc.†	73,188	5,200,739

Engineering/R&D Services — 1.5%
KBR, Inc.	156,952	3,743,305

Gold Mining — 3.0%
Barrick Gold Corp.	54,110	990,872
Medusa Mining, Ltd.†	1,896,038	3,298,617
New Gold, Inc.†	517,968	3,299,456

		7,588,945

Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	37,320	4,055,565

Metal-Copper — 3.2%
First Quantum Minerals, Ltd.	382,087	8,171,337

Metal-Diversified — 6.8%
MMG, Ltd.	380,000	114,239
Rio Tinto PLC	228,170	12,138,385
Vedanta Resources PLC	255,392	4,847,193

		17,099,817

Metal-Iron — 3.8%
Fortescue Metals Group, Ltd.	1,399,206	5,739,306
Vale SA ADR	289,377	3,828,458

		9,567,764

Oil & Gas Drilling — 2.1%
Patterson-UTI Energy, Inc.	151,558	5,295,437

Oil Companies-Exploration & Production — 27.8%
Anadarko Petroleum Corp.	31,987	3,501,617
Apache Corp.	57,473	5,782,933
Beach Energy, Ltd.	2,929,807	4,641,270
BG Group PLC	719,153	15,199,865
Cabot Oil & Gas Corp.	100,630	3,435,508
Cimarex Energy Co.	22,980	3,296,711
Cobalt International Energy, Inc.†	153,998	2,825,863
Energen Corp.	35,310	3,138,353
EOG Resources, Inc.	53,862	6,294,313
Oil Search, Ltd.	599,226	5,463,936
Ophir Energy PLC†	905,479	3,413,850
Pioneer Natural Resources Co.	29,874	6,865,344
Southwestern Energy Co.†	56,865	2,586,789
Tullow Oil PLC	277,452	4,052,685

		70,499,037

Oil Companies-Integrated — 23.7%
BP PLC ADR	187,863	9,909,774
Chevron Corp.	51,635	6,740,949
Exxon Mobil Corp.	36,600	3,684,888

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Galp Energia SGPS SA	302,941	$5,550,254
Imperial Oil, Ltd.	175,751	9,249,775
PetroChina Co., Ltd., Class H	3,930,520	4,959,807
Petroleo Brasileiro SA ADR	78,089	1,142,442
Phillips 66	58,342	4,692,447
Royal Dutch Shell PLC, Class A	335,799	14,001,727

		59,932,063

Oil-Field Services — 4.1%
Baker Hughes, Inc.	62,350	4,641,958
Halliburton Co.	81,225	5,767,787

		10,409,745

Pipelines — 3.1%
Enbridge, Inc.	164,066	7,788,213

Rubber & Vinyl — 1.3%
JSR Corp.	189,500	3,251,083

Steel Pipe & Tube — 1.8%
Vallourec SA	99,914	4,474,445

Steel-Producers — 1.9%
POSCO ADR	65,021	4,840,163

Steel-Specialty — 1.7%
Allegheny Technologies, Inc.	94,055	4,241,881

Total Common Stocks (cost $225,648,765)		246,381,998

PREFERRED SECURITIES — 1.0%
Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR (cost $1,954,027)	159,930	2,501,305

Total Long-Term Investment Securities (cost $227,602,792)		248,883,303

REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$1,540,000	1,540,000
Barclays Capital PLC Joint Repurchase Agreement(1)	1,475,000	1,475,000
BNP Paribas SA Joint Repurchase Agreement(1)	980,000	980,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,355,000	1,355,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,470,000	1,470,000

Total Repurchase Agreements (cost $6,820,000)		6,820,000

TOTAL INVESTMENTS (cost $234,422,792)(2)	101.0%	255,703,303
Liabilities in excess of other assets	(1.0)	(2,563,907)

NET ASSETS	100.0%	$253,139,396

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

52

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Metal-Diversified	$17,099,817	$—	$—	$17,099,817
Oil Companies — Exploration & Production	70,499,037	—	—	70,499,037
Oil Companies — Integrated	59,932,063	—	—	59,932,063
Other Industries*	98,851,081	—	—	98,851,081
Preferred Securities	2,501,305	—	—	2,501,305
Repurchase Agreements	—	6,820,000	—	6,820,000

Total	$248,883,303	$6,820,000	$—	$255,703,303

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	15.1%
Repurchase Agreements	11.5
Federal National Mtg. Assoc.	5.3
Medical-Drugs	3.6
Federal Home Loan Mtg. Corp.	3.2
Diversified Banking Institutions	3.1
Medical-Biomedical/Gene	2.9
United States Treasury Bonds	2.8
Oil Companies-Integrated	2.7
Government National Mtg. Assoc.	2.4
Retail-Drug Store	2.3
Banks-Super Regional	2.3
Oil Companies-Exploration & Production	2.2
Web Portals/ISP	2.2
Computers	2.2
Commercial Services-Finance	2.1
Diversified Manufacturing Operations	1.9
Multimedia	1.7
Applications Software	1.6
Retail-Discount	1.6
Electric-Integrated	1.6
Cosmetics & Toiletries	1.5
Retail-Apparel/Shoe	1.4
Aerospace/Defense-Equipment	1.3
Investment Management/Advisor Services	1.2
Real Estate Investment Trusts	1.2
Aerospace/Defense	1.2
Computer Services	1.1
Insurance-Multi-line	1.1
Consulting Services	0.9
Medical-Generic Drugs	0.9
Retail-Building Products	0.9
E-Commerce/Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Medical-Wholesale Drug Distribution	0.9
Oil-Field Services	0.9
Beverages-Non-alcoholic	0.8
E-Commerce/Products	0.8
Medical-HMO	0.8
Insurance Brokers	0.8
Chemicals-Diversified	0.8
Enterprise Software/Service	0.8
Telephone-Integrated	0.8
Cable/Satellite TV	0.7
Apparel Manufacturers	0.7
Coatings/Paint	0.7
Food-Misc./Diversified	0.7
Tobacco	0.6
Containers-Metal/Glass	0.6
Computer Software	0.6
Insurance-Life/Health	0.6
Medical Products	0.5
Electric Products-Misc.	0.5
Computers-Integrated Systems	0.5
Entertainment Software	0.5
Airlines	0.5
Internet Security	0.5
Medical Information Systems	0.4
Rental Auto/Equipment	0.4
Insurance-Mutual	0.4
Physicians Practice Management	0.4

Insurance-Property/Casualty	0.4%
Transport-Services	0.3
Finance-Consumer Loans	0.3
Banks-Commercial	0.3
Agricultural Operations	0.2
Independent Power Producers	0.2
Auto-Cars/Light Trucks	0.2
Finance-Credit Card	0.1

108.0%

*	Calculated as a percentage of net assets

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 63.8%
Aerospace/Defense — 1.2%
Boeing Co.	1,390	$176,850
TransDigm Group, Inc.	560	93,665

		270,515

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	2,440	281,698

Apparel Manufacturers — 0.7%
Ralph Lauren Corp.	930	149,442

Applications Software — 1.6%
Intuit, Inc.	1,850	148,981
Microsoft Corp.	2,440	101,748
salesforce.com, Inc.†	2,040	118,483

		369,212

Banks-Commercial — 0.3%
Zions Bancorporation	2,200	64,834

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	2,400	213,720
Wells Fargo & Co.	5,670	298,015

		511,735

Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	2,615	185,743

Cable/Satellite TV — 0.7%
DIRECTV†	1,770	150,468

Chemicals-Diversified — 0.8%
Dow Chemical Co.	3,520	181,139

Coatings/Paint — 0.7%
Sherwin-Williams Co.	720	148,975

Commercial Services-Finance — 2.1%
Automatic Data Processing, Inc.	2,260	179,173
Equifax, Inc.	1,940	140,728
MasterCard, Inc., Class A	2,060	151,348

		471,249

Computer Services — 1.1%
Accenture PLC, Class A	1,830	147,937
Cognizant Technology Solutions Corp., Class A†	2,200	107,602

		255,539

Computer Software — 0.6%
Akamai Technologies, Inc.†	2,240	136,774

Computers — 2.2%
Apple, Inc.	5,280	490,670

Computers-Integrated Systems — 0.5%
Jack Henry & Associates, Inc.	1,885	112,026

Consulting Services — 0.9%
Genpact, Ltd.†	6,590	115,523
Verisk Analytics, Inc., Class A†	1,610	96,632

		212,155

Containers-Metal/Glass — 0.6%
Crown Holdings, Inc.†	2,850	141,816

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 1.5%
Coty, Inc., Class A	8,270	$141,665
Estee Lauder Cos., Inc., Class A	2,740	203,473

		345,138

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	3,775	177,802
JPMorgan Chase & Co.	4,285	246,902
Morgan Stanley	3,720	120,268

		544,972

Diversified Manufacturing Operations — 1.9%
Dover Corp.	1,510	137,334
Eaton Corp. PLC	1,640	126,575
Illinois Tool Works, Inc.	1,860	162,862

		426,771

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	570	185,125

E-Commerce/Services — 0.9%
Priceline Group, Inc.†	170	204,510

Electric Products-Misc. — 0.5%
AMETEK, Inc.	2,180	113,970

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	2,480	138,309
NextEra Energy, Inc.	1,100	112,728
Pinnacle West Capital Corp.	890	51,478

		302,515

Enterprise Software/Service — 0.8%
Oracle Corp.	4,450	180,359

Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,980	111,054

Finance-Consumer Loans — 0.3%
Ocwen Financial Corp.†	1,300	48,230
Santander Consumer USA Holdings, Inc.	1,260	24,494

		72,724

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	3,900	146,679

Independent Power Producers — 0.2%
NRG Energy, Inc.	1,260	46,872

Insurance Brokers — 0.8%
Aon PLC	2,030	182,883

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	1,440	127,829

Insurance-Multi-line — 1.1%
ACE, Ltd.	1,130	117,181
Hartford Financial Services Group, Inc.	2,050	73,411
MetLife, Inc.	1,140	63,338

		253,930

Internet Security — 0.5%
VeriSign, Inc.†	2,170	105,918

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	1,400	168,000
BlackRock, Inc.	340	108,664

		276,664

55

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.4%
Cerner Corp.†	1,920	$99,034

Medical Products — 0.5%
Zimmer Holdings, Inc.	1,170	121,516

Medical-Biomedical/Gene — 2.9%
Biogen Idec, Inc.†	480	151,349
Cubist Pharmaceuticals, Inc.†	1,650	115,203
Gilead Sciences, Inc.†	3,350	277,748
Regeneron Pharmaceuticals, Inc.†	360	101,689

		645,989

Medical-Drugs — 3.6%
Bristol-Myers Squibb Co.	4,750	230,422
Eli Lilly & Co.	2,580	160,399
Merck & Co., Inc.	5,580	322,803
Salix Pharmaceuticals, Ltd.†	860	106,081

		819,705

Medical-Generic Drugs — 0.9%
Actavis PLC†	950	211,898

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	2,250	183,938

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	1,075	200,176

Multimedia — 1.6%
Time Warner, Inc.	3,270	229,718
Viacom, Inc., Class B	1,540	133,564

		363,282

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp.	1,725	188,836
Chesapeake Energy Corp.	3,340	103,807
Cobalt International Energy, Inc.†	2,600	47,710
EOG Resources, Inc.	1,340	156,592

		496,945

Oil Companies-Integrated — 2.7%
Chevron Corp.	2,095	273,502
Exxon Mobil Corp.	2,140	215,455
Phillips 66	1,350	108,581

		597,538

Oil-Field Services — 0.9%
Halliburton Co.	2,760	195,988

Physicians Practice Management — 0.4%
Envision Healthcare Holdings, Inc.†	2,640	94,802

Real Estate Investment Trusts — 0.4%
American Capital Agency Corp.	4,230	99,024

Rental Auto/Equipment — 0.4%
Hertz Global Holdings, Inc.†	3,460	96,984

Retail-Apparel/Shoe — 1.4%
PVH Corp.	1,510	176,066
Ross Stores, Inc.	2,140	141,518

		317,584

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	4,315	207,077

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount — 1.6%
Costco Wholesale Corp.	1,610	$185,407
Dollar Tree, Inc.†	3,230	175,906

		361,313

Retail-Drug Store — 2.3%
CVS Caremark Corp.	3,565	268,694
Walgreen Co.	3,365	249,447

		518,141

Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	2,570	203,544

Telephone-Integrated — 0.8%
AT&T, Inc.	5,010	177,154

Tobacco — 0.6%
Altria Group, Inc.	3,415	143,225

Web Portals/ISP — 2.2%
Google, Inc., Class A†	320	187,094
Google, Inc., Class C†	340	195,595
Yahoo!, Inc.†	3,160	111,011

		493,700

Total Common Stocks (cost $13,313,034)		14,410,460

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. 7.88% due 10/15/2026*	75,000	96,402

Insurance-Property/Casualty — 0.4%
ACE Capital Trust II 9.70% due 04/01/2030	50,000	74,000

Total Preferred Securities/Capital Securities (cost $133,469)		170,402

U.S. CORPORATE BONDS & NOTES — 3.1%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	$53,000	58,213

Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	25,282	28,317
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	55,233
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	22,554	25,711

		109,261

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	37,922

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	44,427

56

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.45% due 01/09/2017	$100,000	$110,159

		154,586

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	38,638
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,217

		49,855

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,375

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,447

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	31,134

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	26,955
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,792
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	43,248
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,438
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,589
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	59,686

		175,708

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	64,954	76,321

Total U.S. Corporate Bonds & Notes (cost $624,799)		707,822

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 10.9%
Federal Home Loan Mtg. Corp. — 3.2%
4.00% due July TBA	$300,000	$317,813
4.50% due 02/01/2039	172,614	186,863
5.50% due July TBA	200,000	223,191

		727,867

Federal National Mtg. Assoc. — 5.3%
3.50% due July TBA	50,000	51,469
4.50% due July TBA	900,000	974,672
5.00% due 03/01/2019	77,075	82,028
5.00% due 04/01/2019	20,569	21,948
6.00% due 06/01/2040	58,793	66,379

		1,196,496

Government National Mtg. Assoc. — 2.4%
5.00% due 11/15/2034	53,735	59,628
5.00% due 11/15/2035	43,019	47,733
6.00% due July TBA	200,000	224,750
6.50% due 09/15/2023	3,543	4,035
6.50% due 10/15/2023	516	587
6.50% due 11/15/2023	32,268	36,683
6.50% due 12/15/2023	54,202	61,583
6.50% due 09/15/2028	3,527	4,008
6.50% due 11/15/2028	12,698	14,478
6.50% due 10/15/2031	1,100	1,254
6.50% due 02/15/2035	34,763	40,368
7.00% due 01/15/2033	5,707	6,725
7.00% due 05/15/2033	34,517	40,760

		542,592

Total U.S. Government Agencies (cost $2,398,220)		2,466,955

U.S. GOVERNMENT TREASURIES — 17.9%
United States Treasury Bonds — 2.8%
2.88% due 05/15/2043	360,000	328,950
4.38% due 11/15/2039	40,000	47,900
4.63% due 02/15/2040	210,000	261,155

		638,005

United States Treasury Notes — 15.1%
0.25% due 09/30/2015	230,000	230,243
0.25% due 11/30/2015	335,000	335,144
0.38% due 06/30/2015	20,000	20,047
0.38% due 08/31/2015	50,000	50,125
1.00% due 05/31/2018	500,000	494,570
1.25% due 10/31/2015	300,000	304,219
1.25% due 11/30/2018	175,000	173,414
1.38% due 09/30/2018	170,000	169,787
1.50% due 01/31/2019	120,000	119,925
1.63% due 08/15/2022	405,000	384,497
1.63% due 11/15/2022	70,000	66,155
1.75% due 05/15/2023	30,000	28,416
2.75% due 11/15/2023	155,000	158,863
2.75% due 02/15/2024	345,000	352,843
3.88% due 05/15/2018	300,000	330,047
4.63% due 02/15/2017	175,000	192,855

		3,411,150

Total U.S. Government Treasuries (cost $3,938,577)		4,049,155

Total Long-Term Investment Securities (cost $20,408,099)		21,804,794

57

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 11.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$590,000	$590,000
Barclays Capital PLC Joint Repurchase Agreement(1)	560,000	560,000
BNP Paribas SA Joint Repurchase Agreement(1)	370,000	370,000
Deutsche Bank AG Joint Repurchase Agreement(1)	515,000	515,000
UBS Securities LLC Joint Repurchase Agreement(1)	555,000	555,000

Total Repurchase Agreements (cost $2,590,000)		2,590,000

TOTAL INVESTMENTS (cost $22,998,099)(2)	108.0%	24,394,794
Liabilities in excess of other assets	(8.0)	(1,797,129)

NET ASSETS	100.0%	$22,597,665

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $154,615 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
6	Short	S&P 500 E-Mini Index	September 2014	$581,025	$585,720	$(4,695)
2	Long	U.S. Treasury 10 Year Note	September 2014	248,381	250,344	1,963

						$(2,732)

58

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$14,410,460	$—	$—	$14,410,460
Preferred Securities/Capital Securities	—	170,402	—	170,402
U.S. Corporate Bonds & Notes	—	707,822	—	707,822
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	1,196,496	—	1,196,496
Other Government Agencies*	—	1,270,459	—	1,270,459
U.S. Government Treasuries:
United States Treasury Bonds	—	638,005	—	638,005
United States Treasury Notes	—	3,411,150	—	3,411,150
Repurchase Agreements	—	2,590,000	—	2,590,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	1,963	—	—	1,963

Total	$14,412,423	$9,984,334	$—	$24,396,757

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$4,695	$—	$—	$4,695

*	Sum of all other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Sovereign	27.2%
Medical-Drugs	6.7
Repurchase Agreements	4.5
Oil Companies-Exploration & Production	4.1
Investment Management/Advisor Services	2.8
Medical-Biomedical/Gene	2.5
Brewery	2.3
Commercial Services-Finance	2.3
Diversified Banking Institutions	2.2
Web Portals/ISP	2.1
Insurance-Life/Health	1.9
Semiconductor Components-Integrated Circuits	1.7
Auto/Truck Parts & Equipment-Original	1.6
Telephone-Integrated	1.5
Industrial Gases	1.4
United States Treasury Notes	1.3
Insurance-Multi-line	1.3
Building Products-Cement	1.2
Power Converter/Supply Equipment	1.2
Electronic Components-Semiconductors	1.1
Beverages-Wine/Spirits	1.1
Diversified Financial Services	1.1
E-Commerce/Products	1.0
Food-Misc./Diversified	1.0
Auto-Cars/Light Trucks	1.0
Finance-Leasing Companies	0.9
Airlines	0.9
Banks-Commercial	0.9
Retail-Apparel/Shoe	0.9
Retail-Restaurants	0.8
E-Commerce/Services	0.8
Distribution/Wholesale	0.8
Electronic Parts Distribution	0.8
Medical-Wholesale Drug Distribution	0.8
Banks-Super Regional	0.8
Computer Services	0.8
Diversified Manufacturing Operations	0.7
Food-Retail	0.7
Oil-Field Services	0.7
Beverages-Non-alcoholic	0.7
Medical-HMO	0.7
Rubber-Tires	0.7
Metal Processors & Fabrication	0.6
Applications Software	0.6
Publishing-Periodicals	0.6
Medical-Hospitals	0.6
Real Estate Operations & Development	0.5
Apparel Manufacturers	0.5
Aerospace/Defense	0.5
Electric Products-Misc.	0.5
Building-Residential/Commercial	0.5
Medical Instruments	0.5
Paper & Related Products	0.5
Semiconductor Equipment	0.5
Entertainment Software	0.4
Human Resources	0.4
Machinery-General Industrial	0.4
Electronic Components-Misc.	0.4
Multimedia	0.3
Transactional Software	0.3
Cosmetics & Toiletries	0.3
Chemicals-Specialty	0.3

Machinery-Electrical	0.3%
Non-Ferrous Metals	0.3
Oil Refining & Marketing	0.3
Hotels/Motels	0.2
Casino Hotels	0.2
Transport-Services	0.2
Finance-Other Services	0.2
Precious Metals	0.2
United States Treasury Bonds	0.2
Real Estate Management/Services	0.1
Transport-Marine	0.1

101.0%

*	Calculated as a percentage of net assets

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 67.8%
Aerospace/Defense — 0.5%
Teledyne Technologies, Inc.†	1,129	$109,705

Airlines — 0.9%
Air Canada, Class A†	9,920	88,411
United Continental Holdings, Inc.†	2,590	106,372

		194,783

Apparel Manufacturers — 0.5%
VF Corp.	1,780	112,140

Applications Software — 0.6%
salesforce.com, Inc.†	2,340	135,907

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	3,770	64,995
Isuzu Motors, Ltd.	22,000	145,501

		210,496

Auto/Truck Parts & Equipment-Original — 1.6%
Delphi Automotive PLC	1,400	96,236
TRW Automotive Holdings Corp.†	1,480	132,490
WABCO Holdings, Inc.†	1,189	127,009

		355,735

Banks-Commercial — 0.9%
Alpha Bank AE†	91,629	85,318
Banca Generali SpA	3,605	99,220
Intesa Sanpaolo SpA	585	1,807

		186,345

Banks-Super Regional — 0.8%
PNC Financial Services Group, Inc.	1,890	168,305

Beverages-Non-alcoholic — 0.7%
Monster Beverage Corp.†	2,120	150,584

Beverages-Wine/Spirits — 1.1%
Diageo PLC	6,974	222,713
United Spirits, Ltd. GDR	871	17,349

		240,062

Brewery — 2.3%
Anheuser-Busch InBev NV	3,217	369,583
Asahi Group Holdings, Ltd.	4,200	131,839

		501,422

Building Products-Cement — 1.2%
CRH PLC	3,556	91,347
Vulcan Materials Co.	2,770	176,587

		267,934

Building-Residential/Commercial — 0.5%
Daiwa House Industry Co., Ltd.	5,000	103,647

Casino Hotels — 0.2%
MGM China Holdings, Ltd.	13,450	46,769

Chemicals-Specialty — 0.3%
Brenntag AG	408	72,907

Commercial Services-Finance — 2.3%
Alliance Data Systems Corp.†	500	140,625
Equifax, Inc.	2,400	174,096
MasterCard, Inc., Class A	2,470	181,471

		496,192

Computer Services — 0.8%
Cap Gemini SA	1,385	98,807

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Nomura Research Institute, Ltd.	2,200	$69,276

		168,083

Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	992	73,666

Distribution/Wholesale — 0.8%
WW Grainger, Inc.	690	175,446

Diversified Banking Institutions — 2.2%
BNP Paribas SA	793	53,799
Citigroup, Inc.	3,470	163,437
Mitsubishi UFJ Financial Group, Inc.	31,980	196,038
Societe Generale SA	1,274	66,735

		480,009

Diversified Financial Services — 1.1%
Finecobank SpA†(3)	12,600	63,837
Julius Baer Group, Ltd.	4,037	166,433

		230,270

Diversified Manufacturing Operations — 0.7%
Parker Hannifin Corp.	1,305	164,078

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	325	105,553
Rakuten, Inc.	9,100	117,585

		223,138

E-Commerce/Services — 0.8%
Priceline Group, Inc.†	148	178,044

Electric Products-Misc. — 0.5%
AMETEK, Inc.	2,080	108,742

Electronic Components-Misc. — 0.4%
Toshiba Corp.	18,360	85,724

Electronic Components-Semiconductors — 1.1%
Rohm Co., Ltd.	1,900	108,968
SK Hynix, Inc.†	2,901	139,201

		248,169

Electronic Parts Distribution — 0.8%
Rexel SA	7,315	171,081

Entertainment Software — 0.4%
Activision Blizzard, Inc.	4,400	98,120

Finance-Leasing Companies — 0.9%
ORIX Corp.	11,900	197,227

Finance-Other Services — 0.2%
Japan Exchange Group, Inc.	1,800	44,331

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	5,900	221,899

Food-Retail — 0.7%
Seven & I Holdings Co., Ltd.	3,850	162,201

Hotel/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	2,100	48,930

Human Resources — 0.4%
Robert Half International, Inc.	2,020	96,435

Industrial Gases — 1.4%
Air Liquide SA	2,341	316,065

Insurance-Life/Health — 1.9%
ING Groep NV CVA†	15,526	218,125
Lincoln National Corp.	1,500	77,160

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Life/Health (continued)
T&D Holdings, Inc.	8,560	$116,353

		411,638

Insurance-Multi-line — 1.3%
Assicurazioni Generali SpA	12,902	282,844

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	1,300	156,000
Artisan Partners Asset Management, Inc., Class A	1,210	68,583
BlackRock, Inc.	735	234,906
Virtus Investment Partners, Inc.†	390	82,582
WisdomTree Investments, Inc.†	5,660	69,958

		612,029

Machinery-Electrical — 0.3%
Mitsubishi Electric Corp.	5,540	68,358

Machinery-General Industrial — 0.4%
Wabtec Corp.	1,125	92,914

Medical Instruments — 0.5%
Olympus Corp.†	3,000	103,351

Medical-Biomedical/Gene — 2.5%
Amgen, Inc.	1,220	144,411
Arena Pharmaceuticals, Inc.†	5,140	30,120
Celgene Corp.†	1,560	133,973
NPS Pharmaceuticals, Inc.†	1,980	65,439
Regeneron Pharmaceuticals, Inc.†	587	165,810

		539,753

Medical-Drugs — 6.7%
Alkermes PLC†	2,341	117,822
AstraZeneca PLC	5,373	399,124
Bristol-Myers Squibb Co.	5,829	282,765
Eli Lilly & Co.	3,070	190,862
Merck & Co., Inc.	3,521	203,690
Salix Pharmaceuticals, Ltd.†	400	49,340
Takeda Pharmaceutical Co., Ltd.	1,200	55,662
Zoetis, Inc.	5,200	167,804

		1,467,069

Medical-HMO — 0.7%
Aetna, Inc.	1,800	145,944

Medical-Hospitals — 0.6%
HCA Holdings, Inc.†	2,200	124,036

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	914	170,196

Metal Processors & Fabrication — 0.6%
Assa Abloy AB, Class B	2,747	139,785

Multimedia — 0.3%
Markit, Ltd.†	2,810	75,814

Non-Ferrous Metals — 0.3%
Cameco Corp.	3,390	66,478

Oil Companies-Exploration & Production — 4.1%
Anadarko Petroleum Corp.	2,580	282,433
BG Group PLC	6,410	135,480
Concho Resources, Inc.†	700	101,150
Pioneer Natural Resources Co.	1,025	235,555
Range Resources Corp.	1,650	143,468

		898,086

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.3%
Reliance Industries, Ltd. GDR*	1,866	$62,791

Oil-Field Services — 0.7%
Halliburton Co.	2,200	156,222

Paper & Related Products — 0.5%
International Paper Co.	2,034	102,656

Power Converter/Supply Equipment — 1.2%
Schneider Electric SA	2,739	257,848

Precious Metals — 0.2%
Umicore SA	759	35,263

Publishing-Periodicals — 0.6%
Nielsen NV	2,747	132,982

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.	1,190	31,352

Real Estate Operations & Development — 0.5%
Mitsui Fudosan Co., Ltd.	3,380	113,973

Retail-Apparel/Shoe — 0.9%
Gap, Inc.	1,867	77,611
L Brands, Inc.	1,850	108,521

		186,132

Retail-Restaurants — 0.8%
Tim Hortons, Inc.	3,340	182,705

Rubber-Tires — 0.7%
Bridgestone Corp.	4,140	144,872

Semiconductor Components-Integrated Circuits — 1.7%
NXP Semiconductor NV†	2,564	169,686
QUALCOMM, Inc.	2,475	196,020

		365,706

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	4,447	100,280

Telephone-Integrated — 1.5%
KDDI Corp.	3,330	203,110
Orange SA	8,054	127,102

		330,212

Transactional Software — 0.3%
Solera Holdings, Inc.	1,100	73,865

Transport-Marine — 0.1%
Tanker Investments, Ltd.†	1,653	18,460

Transport-Services — 0.2%
Royal Mail PLC†	5,412	46,218

Web Portals/ISP — 2.1%
Baidu, Inc. ADR†	350	65,384
Google, Inc., Class A†	270	157,861
Google, Inc., Class C†	419	241,042

		464,287

Total Common Stocks (cost $13,069,665)		14,848,710

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 27.2%
Sovereign — 27.2%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	120,000	$105,701
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	26,193
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	85,000	83,517
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	25,938
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	41,157
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	184,821
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	184,197
Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	15,000	22,113
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	31,688
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	5,000	9,853
Government of Canada Bonds 1.25% due 02/01/2016	CAD	180,000	169,189
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	47,107
Government of Canada Bonds 1.50% due 06/01/2023	CAD	25,000	22,243
Government of Canada Bonds 1.75% due 03/01/2019	CAD	50,000	47,313
Government of Canada Bonds 1.75% due 09/01/2019	CAD	50,000	47,139
Government of Canada Bonds 2.50% due 06/01/2024	CAD	45,000	43,142
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	28,734
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	115,796

Government of Japan Senior Notes 0.30% due 03/20/2017	JPY	3,650,000	36,234
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	67,571

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	5,450,000	$54,277
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	450,000	4,643
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	3,100,000	32,395
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	2,000,000	20,345
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	400,000	4,260
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	81,761
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	22,525
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	32,191
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	505,000	94,408
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	22,138
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	111,792
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	530,000	115,209
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	122,777

Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,570
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	995,000	157,606
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	86,666
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	1,110,000	204,157
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	15,389
Kingdom of Spain Senior Notes 4.90% due 07/30/2040	EUR	10,000	16,119
Kingdom of Spain Senior Notes 5.85% due 01/31/2022	EUR	10,000	17,232

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	975,000	$143,174
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	84,163
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	240,000	42,681
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,125,000	193,738
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	24,440
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,970
Republic of France Bonds 1.00% due 05/25/2019	EUR	30,000	41,985
Republic of France Bonds 2.25% due 05/25/2024	EUR	20,000	29,019
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	48,558
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	15,215
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	30,481

Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	7,948
Republic of Italy Bonds 2.50% due 05/01/2019	EUR	20,000	28,837
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	41,911
Republic of Italy Notes 3.50% due 03/01/2030*	EUR	20,000	27,917
Republic of Italy Senior Notes 3.75% due 05/01/2021	EUR	20,000	30,372
Republic of Italy Senior Notes 3.75% due 09/01/2024	EUR	20,000	29,589
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,805
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	88,465
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	280,000	103,226

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	$144,350
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	167,512
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	131,079
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	22,521
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	365,000	313,725
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	775,000	54,094
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	935,000	65,559
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,535,000	223,309
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	61,271
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	850,000	93,219
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	40,000	67,000
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	50,000	84,411
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	35,000	60,944
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	40,000	66,119
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	35,000	58,001
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	20,000	36,831
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,858
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	61,764
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	73,900
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	233,306

64

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	$251,184
United Mexican States Bonds 8.00% due 06/11/2020	MXN	162,600	14,409

United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	38,506
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	14,777
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	11,960

Total Foreign Government Obligations (cost $5,811,710)			5,951,209

U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 0.2%
2.88% due 05/15/2043		$10,000	9,138
3.63% due 02/15/2044		20,000	21,106

			30,244

United States Treasury Notes — 1.3%
0.38% due 02/15/2016		115,000	115,135
0.88% due 12/31/2016		75,000	75,392
1.50% due 08/31/2018		50,000	50,262
2.75% due 11/15/2023		15,000	15,374
2.75% due 02/15/2024		35,000	35,795

			291,958

Total U.S. Government Treasuries (cost $319,599)			322,202

Total Long-Term Investment Securities (cost $19,200,974)			21,122,121

Security Description	Principal Amount(1)	Value (Note 2)
REPURCHASE AGREEMENTS — 4.5%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$235,000	$235,000
Barclays Capital PLC Joint Repurchase Agreement(2)	210,000	210,000
BNP Paribas SA Joint Repurchase Agreement(2)	140,000	140,000
Deutsche Bank AG Joint Repurchase Agreement(2)	195,000	195,000
UBS Securities LLC Joint Repurchase Agreement(2)	210,000	210,000

Total Repurchase Agreements (cost $990,000)		990,000

TOTAL INVESTMENTS (cost $20,190,974)(4)	101.0%	22,112,121
Liabilities in excess of other assets	(1.0)	(218,877)

NET ASSETS	100.0%	$21,893,244

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $175,684 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2014	Unrealized Appreciation (Depreciation)
1	Short	Euro Bond	September 2014	$198,151	$201,301	$(3,150)
1	Short	S&P 500 E-Mini Index	September 2014	97,598	97,620	(22)

						$(3,172)

65

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	DKK	2,503,000	USD	456,378	07/31/2014	$—	$(3,395)
	EUR	1,072,000	USD	1,457,136	07/31/2014	—	(10,914)
	SEK	3,165,000	USD	472,168	07/31/2014	—	(1,359)

						—	(15,668)

BNP Paribas SA	ILS	23,000	USD	6,679	07/31/2014	—	(22)
	USD	33,394	ILS	115,000	07/31/2014	111	—

						111	(22)

Citibank N.A.	SGD	607,000	USD	485,993	07/31/2014	—	(818)
	USD	73,824	KRW	75,230,000	07/31/2014	457	—
	USD	42,977	RUB	1,486,000	07/31/2014	486	—
	USD	160,129	SGD	200,000	07/31/2014	270	—

						1,213	(818)

Commonwealth Bank of Australia	CAD	4,000	USD	3,738	07/31/2014	—	(8)
	JPY	133,484,000	USD	1,310,245	07/31/2014	—	(7,684)
	USD	3,757	AUD	4,000	07/31/2014	7	—
	USD	82,181	HKD	637,000	07/31/2014	—	(25)

						7	(7,717)

Credit Suisse International	CHF	37,000	USD	41,296	07/31/2014	—	(437)
	NOK	50,000	USD	8,140	07/31/2014	—	(3)
	USD	327,022	CHF	293,000	07/31/2014	3,458	—

						3,458	(440)

Deutsche Bank AG London	AUD	10,000	USD	9,391	07/31/2014	—	(19)
	DKK	41,000	USD	7,530	07/31/2014	—	(1)
	NOK	97,000	USD	15,799	07/31/2014	2	—
	SEK	74,000	USD	11,059	07/31/2014	—	(12)
	USD	1,228	MXN	16,000	07/31/2014	3	—
	USD	6,995	NZD	8,000	07/31/2014	—	(9)

						5	(41)

Goldman Sachs International	EUR	11,000	USD	14,940	07/31/2014	—	(124)
	NOK	2,612,000	USD	425,814	07/31/2014	435	—
	USD	86,239	NOK	529,000	07/31/2014	—	(88)

						435	(212)

HSBC Bank USA	AUD	3,000	USD	2,814	07/31/2014	—	(9)
	EUR	15,000	USD	20,539	07/31/2014	—	(3)
	USD	1,837	MXN	24,000	07/31/2014	9	—

						9	(12)

JPMorgan Chase Bank	AUD	14,000	USD	13,134	07/31/2014	—	(40)
	CAD	4,000	USD	3,737	07/31/2014	—	(9)
	JPY	902,000	USD	8,893	07/31/2014	—	(12)
	USD	3,757	AUD	4,000	07/31/2014	7	—
	USD	255,309	CNY	1,575,000	07/31/2014	160	—
	USD	43,600	INR	2,640,000	07/31/2014	147	—
	USD	62,133	MYR	200,000	07/31/2014	127	—
	USD	189,388	TWD	5,679,000	07/31/2014	913	—

						1,354	(61)

66

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co. International PLC	AUD	10,000	USD	9,365	07/31/2014	$—	$(45)
	DKK	40,000	USD	7,347	07/31/2014	—	(1)
	EUR	5,000	USD	6,846	07/31/2014	—	(1)
	USD	9,762	CLP	5,400,000	07/31/2014	—	(27)
	USD	1,364	EUR	1,000	07/31/2014	5	—

						5	(74)

National Australia Bank, Ltd.	PLN	20,000	USD	6,574	07/31/2014	—	—
	USD	12,309	MXN	160,000	07/31/2014	—	(1)

						—	(1)

Royal Bank of Canada	CAD	558,000	USD	519,905	07/31/2014	—	(2,664)
	MXN	7,510,000	USD	576,466	07/31/2014	—	(1,232)
	USD	188,210	CAD	202,000	07/31/2014	964	—
	USD	10,746	MXN	140,000	07/31/2014	23	—

						987	(3,896)

Royal Bank of Scotland PLC	GBP	302,000	USD	513,406	07/31/2014	—	(3,320)
	PLN	1,560,000	USD	509,627	07/31/2014	—	(3,091)
	TRY	10,000	USD	4,645	07/31/2014	—	(46)
	USD	348,504	GBP	205,000	07/31/2014	2,254	—
	USD	97,148	ZAR	1,035,000	07/31/2014	—	(294)
	ZAR	5,460,000	USD	512,488	07/31/2014	1,551	—

						3,805	(6,751)

UBS AG	BRL	419,000	USD	189,899	07/02/2014	263	—
	GBP	70,000	USD	119,664	07/31/2014	—	(107)
	JPY	13,700,000	USD	135,263	07/31/2014	—	(2)
	USD	185,378	BRL	419,000	07/02/2014	4,258	—
	USD	188,156	BRL	419,000	08/04/2014	—	(294)

						4,521	(403)

Westpac Banking Corp.	AUD	714,000	USD	671,446	07/31/2014	—	(424)
	USD	411,895	AUD	438,000	07/31/2014	261	—

						261	(424)

Net Unrealized Appreciation (Depreciation)						$16,171	$(36,540)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	PLN	— Polish Zloty
BRL	— Brazilian Real	ILS	— Israeli Shekel	RUB	— Russian Ruble
CAD	— Canadian Dollar	INR	— Indian Rupee	SEK	— Swedish Krona
CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar
CLP	— Chilean Peso	KRW	— South Korean Won	TRY	-— Turkish Lira
CNY	— Yuan(Chinese) Renminbi	MXN	— Mexican Peso	TWD	— Taiwan Dollar
DKK	— Danish Krone	MYR	— Malaysian Ringgit	USD	— United States Dollar
EUR	— Euro	NOK	— Norwegian Krone	ZAR	— South African Rand
GBP	— British Pound Sterling	NZD	— New Zealand Dollar

67

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Beverages-Wine/Spirits	$222,713	$17,349	$—	$240,062
Diversified Financial Services	166,433	63,837	—	230,270
Medical-Drugs	1,467,069	—	—	1,467,069
Other Industries*	12,911,309	—	—	12,911,309
Foreign Government Obligations:
Sovereign	—	5,951,209	—	5,951,209
U.S. Government Treasuries	—	322,202	—	322,202
Repurchase Agreements	—	990,000	—	990,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Appreciation	—	16,171	—	16,171

Total	$14,767,524	$7,360,768	$—	$22,128,292

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$3,172	$—	$—	$3,172
Open Forward Foreign Currency Contracts — Depreciation	—	36,540	—	36,540

Total	$3,172	$36,540	$—	$39,712

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

68

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69

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2014 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,318,008,661	$224,475,578
Repurchase agreements (cost approximates value)	395,790,000	5,166,000

Total investments	1,713,798,661	229,641,578

Cash	2,783	159,499
Foreign cash*	—	—
Due from broker@	—	—
Receivable for:
Fund shares sold	11,063,725	5,367
Dividends and interest	5,089,329	983,780
Investments sold	20,536,602	609,135
Prepaid expenses and other assets	12,334	5,830
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,750,503,434	231,405,189

LIABILITIES:
Payable for:
Fund shares redeemed	104,657	166,229
Investments purchased	404,463,734	328,429
Investment advisory and management fees	583,709	123,866
Service fees — Class 2	5,765	2,034
Service fees — Class 3	163,711	11,752
Transfer agent fees and expenses	355	225
Trustees’ fees and expenses	4,448	1,080
Other accrued expenses	92,477	58,291
Variation margin on futures contracts	—	—
Due to custodian	—	—
Unrealized depreciation on forward foreign currency contracts	—	—

Total liabilities	405,418,856	691,906

Net Assets	$1,345,084,578	$230,713,283

NET ASSETS REPRESENTED BY:
Capital paid-in	1,280,745,745	162,134,272
Accumulated undistributed net investment income (loss)	29,301,725	8,184,432
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(3,067,935)	12,042,108
Unrealized appreciation (depreciation) on investments	38,105,043	48,352,294
Unrealized appreciation (depreciation) on futures contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	177

NET ASSETS	$1,345,084,578	$230,713,283

Class 1 (unlimited shares authorized):
Net assets	$490,231,736	$156,570,212
Shares of beneficial interest issued and outstanding	32,270,656	9,075,003
Net asset value, offering and redemption price per share	$15.19	$17.25

Class 2 (unlimited shares authorized):
Net assets	$46,794,714	$16,622,728
Shares of beneficial interest issued and outstanding	3,081,945	965,581
Net asset value, offering and redemption price per share	$15.18	$17.22

Class 3 (unlimited shares authorized):
Net assets	$808,058,128	$57,520,343
Shares of beneficial interest issued and outstanding	53,436,256	3,355,383
Net asset value, offering and redemption price per share	$15.12	$17.14

*Cost
Investments (unaffiliated)	$1,279,903,618	$176,123,284

Foreign cash	$—	$—

@	See Note 2

See Notes to Financial Statements

70

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio

$134,131,462	$598,737,203	$1,264,759,377	$248,883,303	$21,804,794	$21,122,121
3,050,000	11,620,000	71,235,000	6,820,000	2,590,000	990,000

137,181,462	610,357,203	1,335,994,377	255,703,303	24,394,794	22,112,121

4,505	7,862	2,404	3,999	3,182	—
—	—	22	38	—	4,845
—	—	—	—	19,897	2,961

276,302	620,740	276,651	155,964	—	—
116,281	384,678	57,594	130,502	48,352	85,322
1,184,610	4,342,589	13,620,257	—	130,109	175,785
5,723	6,583	12,169	8,655	3,947	4,758
—	—	—	—	20,307	—
—	—	—	—	156	—
—	—	—	—	—	16,171

138,768,883	615,719,655	1,349,963,474	256,002,461	24,620,744	22,401,963

4,104	750,128	4,397,255	2,241,933	15,957	6,706
2,569,487	5,562,309	14,069,406	395,382	1,950,000	358,634
75,113	342,662	759,242	154,993	18,525	17,904
—	3,336	7,011	1,724	—	—
—	25,501	130,203	24,830	25	—
75	189	337	281	76	56
176	3,226	6,344	954	603	420
25,683	36,819	95,943	42,968	37,768	44,572
—	—	—	—	125	155
—	—	—	—	—	43,732
—	—	—	—	—	36,540

2,674,638	6,724,170	19,465,741	2,863,065	2,023,079	508,719

$136,094,245	$608,995,485	$1,330,497,733	$253,139,396	$22,597,665	$21,893,244

108,485,198	485,595,418	726,135,714	232,772,900	18,459,648	15,981,222
1,239,481	5,540,523	(1,722,739)	3,482,021	322,442	(203,426)
7,086,117	84,407,949	355,551,908	(4,396,678)	2,421,612	4,217,582
19,283,449	33,451,536	250,544,379	21,280,511	1,396,695	1,921,147
—	—	—	—	(2,732)	(3,172)
—	59	(11,529)	642	—	(20,109)

$136,094,245	$608,995,485	$1,330,497,733	$253,139,396	$22,597,665	$21,893,244

$136,094,245	$458,237,635	$634,410,269	$119,058,703	$22,476,082	$21,893,244
11,274,936	14,726,796	12,037,873	4,537,889	2,850,506	2,230,478
$12.07	$31.12	$52.70	$26.24	$7.88	$9.82

$—	$26,488,375	$57,545,255	$14,035,613	$—	$—
—	851,892	1,113,361	537,211	—	—
$—	$31.09	$51.69	$26.13	$—	$—

$—	$124,269,475	$638,542,209	$120,045,080	$121,583	$—
—	4,006,342	12,512,365	4,620,480	15,479	—
$—	$31.02	$51.03	$25.98	$7.85	$—

$114,848,013	$565,285,667	$1,014,214,998	$227,602,792	$20,408,099	$19,200,974

$—	$—	$22	$38	$—	$4,845

71

Anchor Series Trust

STATEMENTS OF OPERATIONS — June 30, 2014 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$2,367,663
Interest (unaffiliated)	12,161,731	1,518,817

Total investment income*	12,161,731	3,886,480

EXPENSES:
Investment advisory and management fees	3,476,166	744,776
Service fee
Class 2	35,835	12,770
Class 3	997,258	69,116
Transfer agent fees and expenses	2,302	1,410
Custodian and accounting fees	97,561	36,180
Reports to shareholders	68,889	12,918
Audit and tax fees	21,470	18,181
Legal fees	21,048	7,673
Trustees’ fees and expenses	29,575	5,531
Interest expense	—	—
Other expenses	14,579	14,335

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,764,683	922,890
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Fees paid indirectly (Note 4)	—	(155)

Net expenses	4,764,683	922,735

Net investment income (loss)	7,397,048	2,963,745

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	12,009,361	6,540,021
Net realized gain (loss) on futures contracts and written options contracts	138,170	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(789)

Net realized gain (loss) on investments and foreign currencies	12,147,531	6,539,232

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	21,016,738	4,729,920
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	59
Change in unrealized appreciation (depreciation) on forward sales contracts	(56,109)	—

Net unrealized gain (loss) on investments and foreign currencies	20,960,629	4,729,979

Net realized and unrealized gain (loss) on investments and foreign currencies	33,108,160	11,269,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,505,208	$14,232,956

* Net of foreign withholding taxes on interest and dividends of	$—	$70,171

See Notes to Financial Statements

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Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi- Asset Portfolio	Strategic Multi-Asset Portfolio

$989,032	$4,553,171	$3,836,223	$2,632,381	$146,372	$144,751
420	2,582	2,952	657	81,233	85,775

989,452	4,555,753	3,839,175	2,633,038	227,605	230,526

405,633	1,977,128	4,522,172	887,715	111,354	108,079

—	19,903	42,847	10,154	—	—
—	152,804	778,419	146,319	146	—
282	1,906	2,042	1,589	181	268
12,420	31,499	66,241	21,780	12,599	23,933
4,123	26,960	67,768	12,808	508	1,253
16,992	17,041	17,000	16,674	18,976	21,566
5,633	11,226	21,235	7,812	14,831	14,452
2,399	12,806	29,769	5,459	539	530
—	—	1,401	—	—	—
6,634	9,065	12,959	6,773	5,607	5,976

454,116	2,260,338	5,561,853	1,117,083	164,741	176,057
—	—	—	—	(42,104)	—
(113)	(469)	(9,751)	(1,877)	(13)	(177)

454,003	2,259,869	5,552,102	1,115,206	122,624	175,880

535,449	2,295,884	(1,712,927)	1,517,832	104,981	54,646

3,631,027	115,082,486	125,260,264	16,290,089	2,973,561	1,328,369
—	—	—	—	(46,433)	(16,202)
—	(8,892)	(15,509)	(10,677)	—	(27,250)

3,631,027	115,073,594	125,244,755	16,279,412	2,927,128	1,284,917

3,873,270	(83,048,135)	(35,856,757)	6,773,853	(1,997,284)	(657,475)
—	—	—	—	20,135	15,307
—	59	(11,529)	505	—	(25,260)
—	—	—	—	—	—

3,873,270	(83,048,076)	(35,868,286)	6,774,358	(1,977,149)	(667,428)

7,504,297	32,025,518	89,376,469	23,053,770	949,979	617,489

$8,039,746	$34,321,402	$87,663,542	$24,571,602	$1,054,960	$672,135

$—	$38,200	$48,584	$136,613	$1,016	$11,126

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Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$7,397,048	$14,861,861
Net realized gain (loss) on investments and foreign currencies	12,147,531	(5,813,983)
Net unrealized gain (loss) on investments and foreign currencies	20,960,629	(36,913,455)

Net increase (decrease) in net assets resulting from operations	40,505,208	(27,865,577)

Distributions to shareholders from:
Net investment income (Class 1)	—	(9,428,479)
Net investment income (Class 2)	—	(1,166,745)
Net investment income (Class 3)	—	(17,206,144)
Net realized gain on securities (Class 1)	—	(3,631,121)
Net realized gain on securities (Class 2)	—	(486,740)
Net realized gain on securities (Class 3)	—	(7,369,966)

Total distributions to shareholders	—	(39,289,195)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	27,073,501	159,721,502

Total increase (decrease) in net assets	67,578,709	92,566,730

NET ASSETS:
Beginning of period	1,277,505,869	1,184,939,139

End of period†	$1,345,084,578	$1,277,505,869

† Includes accumulated undistributed net investment income (loss)	$29,301,725	$21,904,677

See Notes to Financial Statements

74

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013

$2,963,745	$5,060,446	$535,449	$704,260	$2,295,884	$3,115,645
6,539,232	13,677,739	3,631,027	4,895,112	115,073,594	50,597,270
4,729,979	18,454,852	3,873,270	13,771,234	(83,048,076)	86,534,714

14,232,956	37,193,037	8,039,746	19,370,606	34,321,402	140,247,629

—	(4,465,507)	—	(203,675)	—	(2,618,467)
—	(462,207)	—	—	—	(162,804)
—	(1,302,658)	—	—	—	(655,097)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(6,230,372)	—	(203,675)	—	(3,436,368)

(15,915,425)	(18,396,245)	22,608,144	47,008,552	17,892,663	31,990,725

(1,682,469)	12,566,420	30,647,890	66,175,483	52,214,065	168,801,986

232,395,752	219,829,332	105,446,355	39,270,872	556,781,420	387,979,434

$230,713,283	$232,395,752	$136,094,245	$105,446,355	$608,995,485	$556,781,420

$8,184,432	$5,220,687	$1,239,481	$704,032	$5,540,523	$3,244,639

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Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Portfolio
	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,712,927)	$(4,075,936)
Net realized gain (loss) on investments and foreign currencies	125,244,755	237,230,499
Net unrealized gain (loss) on investments and foreign currencies	(35,868,286)	125,121,376

Net increase (decrease) in net assets resulting from operations	87,663,542	358,275,939

Distributions to shareholders from:
Net investment income (Class 1)	—	—
Net investment income (Class 2)	—	—
Net investment income (Class 3)	—	—
Net realized gain on securities (Class 1)	—	(60,620,955)
Net realized gain on securities (Class 2)	—	(6,492,067)
Net realized gain on securities (Class 3)	—	(66,764,607)

Total distributions to shareholders	—	(133,877,629)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(47,918,071)	(4,731,158)

Total increase (decrease) in net assets	39,745,471	219,667,152

NET ASSETS:
Beginning of period	1,290,752,262	1,071,085,110

End of period†	$1,330,497,733	$1,290,752,262

† Includes accumulated undistributed net investment income (loss)	$(1,722,739)	$(9,812)

See Notes to Financial Statements

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Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013

$1,517,832	$1,493,881	$104,981	$190,414	$54,646	$108,698
16,279,412	(4,484,005)	2,927,128	1,750,029	1,284,917	3,144,337
6,774,358	15,990,428	(1,977,149)	1,689,802	(667,428)	650,518

24,571,602	13,000,304	1,054,960	3,630,245	672,135	3,903,553

—	(878,635)	—	(234,735)	—	(504,755)
—	(112,124)	—	—	—	—
—	(876,329)	—	(1,113)	—	—
—	—	—	—	—	(143,783)
—	—	—	—	—	—
—	—	—	—	—	—

—	(1,867,088)	—	(235,848)	—	(648,538)

(6,299,418)	(6,814,074)	(1,224,268)	(2,840,521)	(1,133,089)	(2,216,415)

18,272,184	4,319,142	(169,308)	553,876	(460,954)	1,038,600

234,867,212	230,548,070	22,766,973	22,213,097	22,354,198	21,315,598

$253,139,396	$234,867,212	$22,597,665	$22,766,973	$21,893,244	$22,354,198

$3,482,021	$1,964,189	$322,442	$217,461	$(203,426)	$(258,072)

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2014

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.).

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core Equity Securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2.

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The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Options contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended June 30, 2014, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of June 30, 2014, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended June 30, 2014, the Government and Quality Bond, Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of June 30, 2014, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At June 30, 2014, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended June 30, 2014, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of June 30, 2014, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statements of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statements of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the six months ended June 30, 2014, none of the Portfolios had transactions in options written.

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Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2014. For a detailed presentation of derivatives held as of June 30, 2014, please refer to the Portfolio of Investments.

Government and Quality Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain(Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$138,170	$—

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $9,517,857.

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Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Call and put options purchased, at value	$—	Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(4)(5)	Net realized gain (loss) on purchased options contracts/Change in unrealized appreciation (depreciation) on purchased options contracts	$1,029,096	$822,689

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $4,000.
(3)	Purchased options contracts are included in Investments at value (unaffiliated).
(4)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statements of Operations.
(5)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statements of Operations.

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$125
Interest rate contracts (3)(4)	Variation margin on futures contracts	156	Variation margin on futures contracts	—

		$156		$125

Derivative Contracts(1)	Location of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(51,213)	$20,750
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	4,780	(615)

		$(46,433)	$20,135

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $484,176.
(3)	The average value outstanding for interest rate futures was $145,677.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,732) as reported in the Portfolio of Investments.

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	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$22
Interest rate contracts (3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	133
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	16,171	Unrealized depreciation on forward foreign currency contracts	36,540

		$16,171		$36,695

Derivative Contracts(1)	Location of Realized Gain (Loss) on DerivativesRecognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts (2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(19,483)	$16,831
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	3,281	(1,524)
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(27,165)	(25,549)

		$(43,367)	$(10,242)

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $267,333.
(3)	The average value outstanding for interest rate futures was $162,346.
(4)	The average notional amount outstanding for forward foreign currency contracts was $12,002,220.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,172) as reported in the Portfolio of Investments.

As of June 30, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of June 30, 2014, are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio’s holdings in repurchase agreements.

	Multi-Asset Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$156	$—	$156

Total derivatives, subject to a master netting arrangement or similar arrangement	$156	$—	$156

Counterparty:	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
		Financial Instruments@	Collateral Received@
Goldman Sachs & Co.*	$156	$(125)	$—	$31

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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	Multi-Asset Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$125	$—	$125

Total derivatives, subject to a master netting arrangement or similar arrangement	$125	$—	$125

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Goldman Sachs & Co.*	$125	$(125)	$—	$—

	Strategic Multi-Asset Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts Over the counter	$16,171	$—	$16,171

Total derivatives, subject to a master netting arrangement or similar arrangement	$16,171	$—	$16,171

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
BNP Paribas SA	$111	$(22)	$—	$89
Citibank N.A	1,213	(818)	—	395
Commonwealth Bank of Australia	7	(7)	—
Credit Suisse International	3,458	(440)	—	3,018
Deutsche Bank AG London	5	(5)	—	—
Goldman Sachs International	435	(212)	—	223
HSBC Bank USA	9	(9)	—	—
JPMorgan Chase Bank	1,354	(61)	—	1,293
Morgan Stanley and Co. International PLC	5	(5)	—	—
Royal Bank of Canada	987	(987)	—	—
Royal Bank of Scotland PLC	3,805	(3,805)	—	—
UBS AG	4,521	(403)	—	4,118
Westpac Banking Corp	261	(261)	—	—

	$16,171	$(7,035)	$—	$9,136

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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	Strategic Multi-Asset Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description
Derivatives:
Equity contracts Exchange traded	$22	$—	$22
Interest rate contracts Exchange traded	133	—	133
Foreign exchange contracts Over the counter	36,540	—	36,540

Total derivatives, subject to a master netting arrangement or similar arrangement	$36,695	$—	$36,695

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Bank of America N.A	$15,668	$—	$—	$15,668
BNP Paribas SA	22	(22)	—	—
Citibank N.A	818	(818)	—	—
Commonwealth Bank of Australia	7,717	(7)	—	7,710
Credit Suisse International	440	(440)	—	—
Deutsche Bank AG London	41	(5)	—	36
Goldman Sachs & Co. *	155	—	(155)	—
Goldman Sachs International	212	(212)	—	—
HSBC Bank USA	12	(9)	—	3
JPMorgan Chase Bank	61	(61)	—	—
Morgan Stanley and Co. International PLC	74	(5)	—	69
National Australia Bank, Ltd.	1	—	—	1
Royal Bank of Canada	3,896	(987)	—	2,909
Royal Bank of Scotland PLC	6,751	(3,805)	—	2,946
UBS AG	403	(403)		—
Westpac Banking Corp.	424	(261)	—	163

	$36,695	$(7,035)	$(155)	$29,505

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-

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dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Distributions received from the Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of June 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	57.07%	$88,565,000
Growth and Income	0.44	690,000
Growth	1.68	2,610,000
Capital Appreciation	10.28	15,950,000
Natural Resources	0.99	1,540,000
Multi-Asset	0.38	590,000
Strategic Multi-Asset	0.15	235,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $155,185,000, a repurchase price of $155,185,216, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	06/30/2015	$155,408,000	$158,110,545

As of June 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	57.14%	$85,695,000
Growth and Income	0.44	660,000
Growth	1.68	2,515,000
Capital Appreciation	10.28	15,420,000
Natural Resources	0.98	1,475,000
Multi-Asset	0.37	560,000
Strategic Multi-Asset	0.14	210,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 30, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $149,965,000, a repurchase price of $149,965,292, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	11/15/2020	$146,763,000	$152,909,434

As of June 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	57.16%	$57,130,000
Growth and Income	0.44	440,000
Growth	1.68	1,675,000
Capital Appreciation	10.28	10,280,000
Natural Resources	0.98	980,000
Multi-Asset	0.37	370,000
Strategic Multi-Asset	0.14	140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $99,955,000, a repurchase price of $99,955,250, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	07/31/2015	$99,633,700	$102,092,660

As of June 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	57.15%	$78,840,000
Growth and Income	0.44	605,000
Growth	1.67	2,310,000
Capital Appreciation	10.29	14,190,000
Natural Resources	0.98	1,355,000
Multi-Asset	0.37	515,000
Strategic Multi-Asset	0.14	195,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $137,955,000, a repurchase price of $137,955,153, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	11/30/2016	$139,901,000	$140,835,539

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As of June 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	57.15%	$85,560,000
Growth and Income	0.44	655,000
Growth	1.68	2,510,000
Capital Appreciation	10.28	15,395,000
Natural Resources	0.98	1,470,000
Multi-Asset	0.37	555,000
Strategic Multi-Asset	0.14	210,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $149,705,000, a repurchase price of $149,705,208, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	10/31/2020	$100,000,000	$100,650,000
U.S. Treasury Notes	2.13	08/15/2021	53,175,200	52,534,439

Mortgage-Backed Dollar Rolls: During the six months ended June 30, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended June 30, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $4,217,871 and $56,768, respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when- issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2014, the Government and Quality Bond Portfolio and Multi-Asset Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and
Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the six months ended June 30, 2014, SAAMCo accrued fees of $12,233,023 from the Trust, of which SAAMCo informed the Trust that $8,441,909 was retained and $3,791,114 was paid to Wellington Management and EDGE, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a whollyowned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the period ended June 30, 2014, transfer agent fees were paid (see Statements of Operations) based on the aforementioned agreement.

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SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the Total Annual Portfolio Operating Expenses of the Multi-Asset Portfolio exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively, through April 30, 2015. For the purposes of waived fee and/or reimbursed expense calculations, Annual Fund Operating Expenses shall not include extraordinary expenses, as determined under GAAP, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers or reimbursements made by SAAMCo with respect to the Multi-Asset Portfolio are subject to recoupment from the Multi-Asset Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Multi-Asset Portfolio is able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2015, only with the approval of the Board. For the six months ended June 30, 2014, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
Multi Asset — Class 1	$41,881
Multi Asset — Class 3	223

For the six months ended June 30, 2014, the amounts recouped by SAAMCo were as follows:

Portfolio	Amount
Multi Asset — Class 1	$—
Multi Asset — Class 3	—

For the six months ended June 30, 2014, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2014	December 31, 2015	December 31, 2016
Multi Asset — Class 1	$39,708	$97,003	$41,881
Multi Asset — Class 3	170	470	223

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended June 30, 2014, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$155
Growth and Income	113
Growth	469
Capital Appreciation	9,751
Natural Resources	1,877
Multi-Asset	13
Strategic Multi-Asset	177

Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2014 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$39,678,843	$14,418,266	$57,166,768	$497,950,332	$605,075,042	$84,854,220	$12,209,148	$8,846,973
Sales (excluding U.S. government securities)	15,876,604	22,784,167	34,416,128	476,624,468	714,611,413	88,912,529	13,588,305	9,884,406
Purchases of U.S. government securities	1,013,376,652	1,010,355	—	—	—	—	2,377,612	360,998
Sales of U.S. government securities	1,148,007,982	4,439,701	—	—	—	—	2,824,018	377,814

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddles, investments in passive foreign investment companies, amortization of premium/discount, investments in partnerships, retirement pension expense and derivative transactions.

91

	For the year ended December 31, 2013
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income		Long-Term Capital Gains
Government and Quality Bond	$23,832,105	$(10,152,745)	$10,387,168	$38,030,362		$1,258,833
Asset Allocation	5,315,520	6,020,605	43,095,704	6,230,372	@	—
Growth and Income	3,734,369	510,031	15,325,166	203,675		—
Growth	3,249,639	(28,583,997)	114,418,024	3,436,368		—
Capital Appreciation	103,167,484	129,646,566	285,429,934	17,744,590		116,133,039	@
Natural Resources	2,197,290	(16,533,674)	10,132,690	1,867,088		—
Multi-Asset	217,372	(386,937)	3,309,190	235,848		—
Strategic Multi-Asset	1,774,675	1,247,424	2,432,530	504,755		143,783

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
@	Includes a deficiency dividend per Section 860(f) of the Internal Revenue Code of $64,466 and $114,769 for the Asset Allocation Portfolio and Capital Appreciation Portfolio, respectively.

As of December 31, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Portfolio	2017	ST	LT
Government and Quality Bond	$—	$10,152,745	$—
Asset Allocation	—	—	—
Growth and Income	—	—	—
Growth	28,583,997	—	—
Capital Appreciation	—	—	—
Natural Resources	—	1,516,196	15,017,478
Multi-Asset	386,937	—	—
Strategic Multi-Asset	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of June 30, 2014, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$32,125,265	$(861,170)	$31,264,095	$1,682,534,566
Asset Allocation	49,432,837	(1,607,331)	47,825,506	181,816,072
Growth and Income	19,755,041	(556,605)	19,198,436	117,983,026
Growth	37,173,181	(5,803,292)	31,369,889	578,987,314
Capital Appreciation	271,526,722	(21,953,545)	249,573,177	1,086,421,200
Natural Resources	29,961,114	(13,050,823)	16,910,291	238,793,012
Multi-Asset	1,492,408	(178,227)	1,314,181	23,080,613
Strategic Multi-Asset	2,085,453	(286,490)	1,798,963	20,313,158

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Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,040,347	$75,540,834	11,650,396	$177,279,065	28,430	$426,298	329,258	$4,965,103
Reinvested dividends	—	—	898,734	13,059,600	—	—	113,711	1,653,485
Shares redeemed	(1,391,618)	(20,851,748)	(4,921,558)	(75,042,920)	(308,594)	(4,619,924)	(964,351)	(14,705,061)

Net increase (decrease)	3,648,729	$54,689,086	7,627,572	$115,295,745	(280,164)	$(4,193,626)	(521,382)	$(8,086,473)

	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,625,562	$39,258,861	11,937,196	$179,687,704
Reinvested dividends	—	—	1,695,634	24,576,110
Shares redeemed	(4,205,469)	(62,680,820)	(9,988,059)	(151,751,584)

Net increase (decrease)	(1,579,907)	$(23,421,959)	3,644,771	$52,512,230

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	89,554	$1,467,058	272,977	$4,153,283	30,097	$503,102	103,380	$1,563,540
Reinvested dividends	—	—	295,650	4,465,507	—	—	30,632	462,207
Shares redeemed	(864,597)	(14,284,792)	(1,982,619)	(30,307,144)	(181,331)	(2,982,601)	(231,732)	(3,525,388)

Net increase (decrease)	(775,043)	$(12,817,734)	(1,413,992)	$(21,688,354)	(151,234)	$(2,479,499)	(97,720)	$(1,499,641)

	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	235,155	$3,842,945	888,846	$13,533,925
Reinvested dividends	—	—	86,628	1,302,658
Shares redeemed	(271,378)	(4,461,137)	(662,113)	(10,044,833)

Net increase (decrease)	(36,223)	$(618,192)	313,361	$4,791,750

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,001,022	$23,086,289	5,000,772	$49,528,210
Reinvested dividends	—	—	20,004	203,675
Shares redeemed	(41,645)	(478,145)	(287,295)	(2,723,333)

Net increase (decrease)	1,959,377	$22,608,144	4,733,481	$47,008,552

	Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,601,125	$47,444,081	3,860,894	$98,442,635	34,598	$1,014,120	24,028	$584,414
Reinvested dividends	—	—	99,233	2,618,467	—	—	6,167	162,804
Shares redeemed	(622,681)	(18,382,339)	(1,370,030)	(34,476,245)	(108,347)	(3,240,012)	(270,426)	(6,879,187)

Net increase (decrease)	978,444	$29,061,742	2,590,097	$66,584,857	(73,749)	$(2,225,892)	(240,231)	$(6,131,969)

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	Growth Portfolio
	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	94,233	$2,771,318	179,355	$4,492,106
Reinvested dividends	—	—	24,855	655,097
Shares redeemed	(396,007)	(11,714,505)	(1,315,875)	(33,609,366)

Net increase (decrease)	(301,774)	$(8,943,187)	(1,111,665)	$(28,462,163)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	506,138	$25,433,699	1,186,566	$54,248,716	13,454	$661,340	39,374	$1,720,943
Reinvested dividends	—	—	1,330,450	60,620,955	—	—	145,105	6,492,067
Shares redeemed	(772,919)	(38,756,671)	(2,059,615)	(93,741,869)	(130,630)	(6,494,319)	(316,862)	(14,307,510)

Net increase (decrease)	(266,781)	$(13,322,972)	457,401	$21,127,802	(117,176)	$(5,832,979)	(132,383)	$(6,094,500)

	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	470,002	$22,918,685	1,123,291	$50,465,856
Reinvested dividends	—	—	1,510,153	66,764,607
Shares redeemed	(1,057,133)	(51,680,805)	(3,078,692)	(136,994,923)

Net increase (decrease)	(587,131)	$(28,762,120)	(445,248)	$(19,764,460)

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	500,115	$12,288,485	1,120,887	$25,280,473	5,175	$125,379	50,457	$1,128,296
Reinvested dividends	—	—	38,557	878,635	—	—	4,935	112,124
Shares redeemed	(207,747)	(5,071,703)	(647,162)	(14,590,937)	(51,151)	(1,242,043)	(138,843)	(3,143,959)

Net increase (decrease)	292,368	$7,216,782	512,282	$11,568,171	(45,976)	$(1,116,664)	(83,451)	$(1,903,539)

	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	110,919	$2,700,427	736,597	$16,088,708
Reinvested dividends	—	—	38,757	876,329
Shares redeemed	(622,076)	(15,099,963)	(1,493,737)	(33,443,743)

Net increase (decrease)	(511,157)	$(12,399,536)	(718,383)	$(16,478,706)

	Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	558	$4,263	33,031	$228,194	—	$—	—	$—
Reinvested dividends	—	—	33,305	234,735	—	—	158	1,113
Shares redeemed	(160,960)	(1,228,531)	(477,372)	(3,304,563)	—	—	—	—

Net increase (decrease)	(160,402)	$(1,224,268)	(411,036)	$(2,841,634)	—	$—	158	$1,113

94

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	28,985	$273,679	18,059	$157,610
Reinvested dividends	—	—	72,990	648,538
Shares redeemed	(147,711)	(1,406,768)	(342,087)	(3,022,563)

Net increase (decrease)	(118,726)	$(1,133,089)	(251,038)	$(2,216,415)

Note 8.  Trustees’ Retirement Plan

The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statements of Operations.

	As of June 30, 2014
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$4,448	$103	$2,486
Asset Allocation	967	20	542
Growth and Income	175	7	96
Growth	3,226	45	1,820
Capital Appreciation	6,344	105	3,571
Natural Resources	915	18	513
Multi-Asset	592	2	337
Strategic Multi-Asset	410	2	234

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2014, the following Portfolios had borrowings:

Portfolio	Days outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	7	$1,401	$5,378,403	1.34%

95

At June 30, 2014, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2014, none of the Portfolios participated in this program.

Note 11.  Investment Concentration

Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. The risks are primary risks of the Strategic Multi-Asset Portfolio. At June 30, 2014, the Strategic Multi-Asset Portfolio had 11.6% of its net assets invested in securities domiciled in Japan.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At June 30, 2014, the Portfolios had 36.0%, 10.1%, and 10.9%, respectively, of their net assets invested in such securities.

96

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/09	$15.06	$0.58	$0.06	$0.64	$(0.75)	$—	$—	$(0.75)	$14.95	4.29%	$342,036	0.61%		3.82%		71%
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59		2.75		66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62		2.24		44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	—	(0.22)	(0.59)	15.58	3.83	326,992	0.59		1.88		81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	—	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59		1.40		184
06/30/14(3)	14.71	0.09	0.39	0.48	—	—	—	—	15.19	3.26	490,232	0.58	(4)	1.29	(4)	82

Government and Quality Bond Portfolio Class 2
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77		2.09		44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	—	(0.22)	(0.56)	15.57	3.65	60,472	0.74		1.72		81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	—	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74		1.26		184
06/30/14(3)	14.72	0.09	0.37	0.46	—	—	—	—	15.18	3.13	46,795	0.73	(4)	1.16	(4)	82

Government and Quality Bond Portfolio Class 3
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	—	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	—	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
06/30/14(3)	14.67	0.08	0.37	0.45	—	—	—	—	15.12	3.07	808,058	0.83	(4)	1.06	(4)	82

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

97

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/09	$10.18	$0.30	$1.94	$2.24	$(0.42)	$—	$—	$(0.42)	$12.00	22.24%	$195,872	0.78%		2.73%		46%
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76		2.64		65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80		2.82		44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	—	(0.43)	14.15	11.95	159,351	0.80		2.65		30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	—	(0.44)	16.21	17.87	159,638	0.79		2.29		27
06/30/14(4)	16.21	0.22	0.82	1.04	—	—	—	—	17.25	6.42	156,570	0.74	(5)	2.68	(5)	7

Asset Allocation Portfolio Class 2
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93		2.58		46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91		2.49		65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95		2.67		44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	—	(0.41)	14.12	11.78	17,151	0.95		2.50		30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	—	(0.41)	16.18	17.68	18,074	0.94		2.14		27
06/30/14(4)	16.18	0.21	0.83	1.04	—	—	—	—	17.22	6.43	16,623	0.89	(5)	2.52	(5)	7

Asset Allocation Portfolio Class 3
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03		2.47		46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01		2.40		65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06		2.58		44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	—	(0.40)	14.08	11.68	43,328	1.05		2.41		30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	—	(0.40)	16.12	17.52	54,684	1.04		2.04		27
06/30/14(4)	16.12	0.20	0.82	1.02	—	—	—	—	17.14	6.33	57,520	0.99	(5)	2.43	(5)	7

Growth and Income Portfolio Class 1
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66		0.08		94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56		0.03		67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	(0.00)	7.55	(5.71)	7,449	1.82		(0.18)		69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	—	8.57	13.51	39,271	1.28		0.97		73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	—	(0.03)	11.32	32.43	105,446	0.86		1.03		109
06/30/14(4)	11.32	0.05	0.70	0.75	—	—	—	—	12.07	6.63	136,094	0.78	(5)	0.91	(5)	29

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	06/30/14(4)(5)
Asset Allocation Portfolio Class 1	0.02%	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.02	0.01	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.02	0.01	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

98

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/09	$13.38	$0.12	$5.00	$5.12	$(0.17)	$—	$—	$(0.17)	$18.33	38.39%	$258,081	0.80%		0.75%		100%
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78		0.66		82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83		0.55		84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	—	(0.12)	21.88	13.95	244,122	0.79		1.05		92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	—	(0.21)	29.34	35.14	403,439	0.77		0.74		78
06/30/14(5)	29.34	0.13	1.65	1.78	—	—	—	—	31.12	6.07	458,238	0.74	(6)	0.87	(6)	85

Growth Portfolio Class 2
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95		0.60		100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93		0.51		82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98		0.39		84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	—	(0.08)	21.88	13.81	25,506	0.94		0.85		92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	—	(0.16)	29.35	34.97	27,163	0.92		0.60		78
06/30/14(5)	29.35	0.11	1.63	1.74	—	—	—	—	31.09	5.93	26,488	0.89	(6)	0.72	(6)	85

Growth Portfolio Class 3
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05		0.50		100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03		0.41		82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08		0.30		84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	—	(0.06)	21.84	13.72	118,352	1.04		0.76		92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	—	(0.14)	29.29	34.82	126,179	1.02		0.50		78
06/30/14(5)	29.29	0.09	1.64	1.73	—	—	—	—	31.02	5.91	124,269	0.99	(6)	0.62	(6)	85

Capital Appreciation Portfolio Class 1
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77		0.16		187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75		(0.14)		96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79		(0.19)		91
12/31/12	34.14	(0.07)	8.23	8.16	—	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74		(0.17)		103
12/31/13	40.58	(0.10)	14.19	14.09	—	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75		(0.22)		105
06/30/14(5)	49.24	(0.03)	3.49	3.46	—	—	—	—	52.70	7.03	634,410	0.74	(6)	(0.14	)(6)	47

Capital Appreciation Portfolio Class 2
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92		0.01		187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90		(0.29)		96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94		(0.34)		91
12/31/12	33.69	(0.13)	8.12	7.99	—	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89		(0.33)		103
12/31/13	39.96	(0.17)	13.97	13.80	—	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90		(0.37)		105
06/30/14(5)	48.33	(0.07)	3.43	3.36	—	—	—	—	51.69	6.95	57,545	0.89	(6)	(0.29	)(6)	47

Capital Appreciation Portfolio Class 3
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02		(0.09)		187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00		(0.38)		96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04		(0.45)		91
12/31/12	33.41	(0.16)	8.04	7.88	—	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99		(0.42)		103
12/31/13	39.57	(0.21)	13.81	13.60	—	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00		(0.47)		105
06/30/14(5)	47.74	(0.09)	3.38	3.29	—	—	—	—	51.03	6.89	638,542	0.99	(6)	(0.39	)(6)	47

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	06/30/14(5)(6)
Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.03	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.03	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.02	0.01	0.01	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

99

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/09	$27.22	$0.32	$15.18	$15.50	$(0.51)	$—	$(2.25)	$(2.76)	$39.96	58.05%	$130,566	0.82%		0.96%		15%
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	—	(2.33)	(2.60)	22.61	3.54	84,409	0.83	(3)	1.18	(3)	55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	—	(0.22)	23.69	5.80	100,572	0.84	(3)	0.80	(3)	77
06/30/14(7)	23.69	0.17	2.38	2.55	—	—	—	—	26.24	10.76	119,059	0.81	(3)(8)	1.41	(3)(8)	36
Natural Resources Portfolio Class 2
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	—	(2.33)	(2.55)	22.53	3.37	15,018	0.98	(3)	1.01	(3)	55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	—	(0.18)	23.61	5.64	13,767	0.99	(3)	0.66	(3)	77
06/30/14(7)	23.61	0.15	2.37	2.52	—	—	—	—	26.13	10.67	14,036	0.96	(3)(8)	1.27	(3)(8)	36
Natural Resources Portfolio Class 3
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	—	(2.33)	(2.53)	22.41	3.25	131,121	1.08	(3)	0.92	(3)	55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	—	(0.16)	23.49	5.56	120,528	1.09	(3)	0.56	(3)	77
06/30/14(7)	23.49	0.14	2.35	2.49	—	—	—	—	25.98	10.60	120,045	1.06	(3)(8)	1.16	(3)(8)	36
Multi-Asset Portfolio Class 1
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	—	(0.06)	6.46	9.50	22,114	1.42	(3(5)	0.90	(3(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	—	(0.08)	7.52	17.67	22,651	1.10	(3)(5)	0.86	(3)(5)	71
06/30/14(7)	7.52	0.04	0.32	0.36	—	—	—	—	7.88	4.79	22,476	1.10	(3)(5)(8)	0.94	(3)(5)(8)	67
Multi-Asset Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	—	6.46	(1.07)	99	1.35	(3)(5)(8)	0.92	(3)(5)(8)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	—	(0.07)	7.50	17.30	116	1.35	(3)(5)	0.60	(3)(5)	71
06/30/14(7)	7.50	0.03	0.32	0.35	—	—	—	—	7.85	4.67	122	1.35	(3)(5)(8)	0.70	(3)(5)(8)	67
Strategic Multi-Asset Portfolio Class 1
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	—	(0.20)	8.20	15.10	21,316	1.71	(3)	0.54	(3)	105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	—	(0.06)	(0.27)	9.52	19.65	22,354	1.80	(3)	0.50	(3)	99
06/30/14(7)	9.52	0.02	0.28	0.30	—	—	—	—	9.82	3.15	21,893	1.63	(3)(8)	0.50	(3)(8)	44

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12		12/31/13	06/30/14(7)(8)
Natural Resources Portfolio Class 1	—%	0.00%	0.00%	0.00%		0.00%	0.00%
Natural Resources Portfolio Class 2	—	0.00	0.00	0.00		0.00	0.00
Natural Resources Portfolio Class 3	—	0.00	0.00	0.00		0.00	0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00		0.00	0.00
Multi-Asset Portfolio Class 3	—	—	—	0.00	(8)	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.00		0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	06/30/14(7)(8)
Multi-Asset Portfolio Class 1	0.17%		0.44%	0.38%
Multi-Asset Portfolio Class 3	0.76	(7)	0.43	0.38
(6)	Commencement of operations.
(7)	Unaudited
(8)	Annualized

See Notes to Financial Statements

100

ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS — (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Edge Asset Management, Inc. (“Edge”) or Wellington Management Company, LLP (“Wellington,” and together with Edge, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2015 at an in-person meeting held on June 3, 2014 (the “Meeting”). The Trust currently consists of the following eight separate Portfolios: Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio and the Subadvisory Agreement between SunAmerica and Edge with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2015.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

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The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2014, SunAmerica managed, advised and/or administered approximately $66.7 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of subadvisory services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day portfolio management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2014. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period and at the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-, three-, and five- year periods. The Board further considered that the Portfolio outperformed its Lipper Index for the one-, three-, and five year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was at the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five- year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one- and five-year periods, and below the median of its Peer Universe for the three-year period. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year period. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-year period and underperformed its Lipper Index for the three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio as well as the fact that a new portfolio management team within Wellington had assumed responsibility for the day-to-day management of the Portfolio in May 2013. The Board noted that since the new management team assumed responsibility for management of the Portfolio, performance had improved and concluded that the Portfolio’s performance was being addressed.

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Growth Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period, below the median of its Peer Group for the three- and five-year periods and above the median for its Peer Universe for the one-, three- and five year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one- and five-year periods and underperformed its Lipper Index for the three-year period. The Board considered that a new management team within Wellington would shortly assume responsibility for day-to-day management of the Portfolio effective June 2014. The Board noted management’s discussion of the Portfolio’s performance, including the impending portfolio management changes and continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was satisfactory.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-year period and underperformed its Lipper Index for the three- and five-year periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period, below the median of its Peer Group for the three- and five-year periods and below the median of its Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three-, and five-year periods. The Board noted the small size of the Portfolio and that management was currently conducting a review of the Portfolio in conjunction with a new product initiative. The Board also noted the continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was being addressed.

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-, three-, and five-year periods. The Board further considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussions of the Portfolio’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period, below the median of its Peer Group for the three- and five- year periods and below the median of its Peer Universe for the one-, three-, and five-year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. In addition, the Board noted management’s discussions of the Portfolio’s performance, including the continued monitoring and review of the Portfolio and concluded that the Portfolio’s performance was being addressed.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolio are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

103

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses.

Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and equal to the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and equal to the median of its Peer Universe.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

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Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, pursuant to arrangements between SunAmerica and certain affiliated insurance companies, SunAmerica may contribute profits and receive administrative fees with respect to certain annuity products (including the Trust). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SunAmerica fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2015. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

105

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

106

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.11 (8/14)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 5, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 5, 2014